UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of January 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Positions — 99.5% (j)
		Long-Term Investments — 88.2%
		Common Stocks — 88.2%
		Aerospace & Defense — 2.2%
16		Alliant Techsystems, Inc. (a)	1,261
69		Esterline Technologies Corp. (a)	2,474
58		General Dynamics Corp.	3,275
42		L-3 Communications Holdings, Inc.	3,299
23		Lockheed Martin Corp.	1,887
265		Northrop Grumman Corp.	12,773
75		Orbital Sciences Corp. (a)	1,250
256		Raytheon Co.	12,955
120		Rockwell Collins, Inc.	4,534
1		Spirit Aerosystems Holdings, Inc., Class A (a)	14
139		United Technologies Corp.	6,663

			50,385

		Air Freight & Logistics — 0.2%
91		FedEx Corp.	4,638

		Airlines — 0.5%
157		Alaska Air Group, Inc. (a)	4,149
112		AMR Corp. (a)	665
391		Delta Air Lines, Inc. (a)	2,700
333		JetBlue Airways Corp. (a)	1,874
155		SkyWest, Inc.	2,432

			11,820

		Auto Components — 0.1%
147		WABCO Holdings, Inc.	2,191

		Automobiles — 0.0% (g)
1		Ford Motor Co. (a)	2
1		Thor Industries, Inc.	10

			12

		Beverages — 2.0%
245		Coca-Cola Co. (The)	10,478
547		Coca-Cola Enterprises, Inc.	6,138
116		Constellation Brands, Inc., Class A (a)	1,689
666		Dr Pepper Snapple Group, Inc. (a)	10,953
19		Molson Coors Brewing Co., Class B	780
164		Pepsi Bottling Group, Inc.	3,169
71		PepsiAmericas, Inc.	1,143
261		PepsiCo, Inc.	13,133

			47,483

		Biotechnology — 3.6%
40		Alexion Pharmaceuticals, Inc. (a)	1,460
82		Alkermes, Inc. (a)	946
66		Amgen, Inc. (a)	3,624
315		Biogen Idec, Inc. (a)	15,342
214		Celgene Corp. (a)	11,338
—	(h)	Celldex Therapeutics, Inc. (a)	1
218		Cephalon, Inc. (a)	16,843
133		Cubist Pharmaceuticals, Inc. (a)	2,847
1		CV Therapeutics, Inc. (a)	8
78		Facet Biotech Corp. (a)	472
160		Genzyme Corp. (a)	11,029
217		Gilead Sciences, Inc. (a)	11,030
33		Martek Biosciences Corp.	870
9		Onyx Pharmaceuticals, Inc. (a)	263
88		OSI Pharmaceuticals, Inc. (a)	3,128
665		PDL BioPharma, Inc.	4,272

			83,473

		Building Products — 0.4%
7		Armstrong World Industries, Inc.	114
118		Lennox International, Inc.	3,307
846		Masco Corp.	6,616
3		Owens Corning, Inc. (a)	39
17		Simpson Manufacturing Co., Inc.	332

			10,408

		Capital Markets — 1.5%
30		Affiliated Managers Group, Inc. (a)	1,211
11		Allied Capital Corp.	18
116		Ameriprise Financial, Inc.	2,344
31		BlackRock, Inc.	3,420
232		Federated Investors, Inc., Class B	4,520
1		GFI Group, Inc.	3
1		Greenhill & Co., Inc.	71
399		Knight Capital Group, Inc., Class A (a)	7,194
1		optionsXpress Holdings, Inc.	9
356		SEI Investments Co.	4,508
238		State Street Corp.	5,538
575		TD AMERITRADE Holding Corp. (a)	6,458

			35,294

		Chemicals — 2.4%
133		Airgas, Inc.	4,703
1		Ashland, Inc.	5
1		Chemtura Corp.	1
104		Cytec Industries, Inc.	2,127
702		Dow Chemical Co. (The)	8,140
47		E.l. du Pont de Nemours & Co.	1,070
217		Eastman Chemical Co.	5,639
229		Ecolab, Inc.	7,766
136		Lubrizol Corp.	4,650
511		Nalco Holding Co.	5,011
212		Olin Corp.	2,974
1		Rockwood Holdings, Inc. (a)	7
196		Scotts Miracle-Gro Co. (The), Class A	6,329
80		Sensient Technologies Corp.	1,730
104		Sigma-Aldrich Corp.	3,740
7		Terra Industries, Inc.	153
85		Valspar Corp.	1,481

			55,526

		Commercial Banks — 1.3%
—	(h)	Ames National Corp.	3
—	(h)	BancTrust Financial Group, Inc.	2
42		Bank of Hawaii Corp.	1,522
1		Cathay General Bancorp	6
69		Cullen/Frost Bankers, Inc.	3,022
4		First Citizens BancShares, Inc., Class A	500
323		First Horizon National Corp.	3,076
7		First Midwest Bancorp, Inc.	67
1		FNB Corp.	8
1		Glacier Bancorp, Inc.	16
1		Hancock Holding Co.	28
151		Huntington Bancshares, Inc.	436
102		International Bancshares Corp.	1,853
95		Investors Bancorp, Inc. (a)	1,015
—	(h)	Old Second Bancorp, Inc.	2
241		PNC Financial Services Group, Inc.	7,825
1		Popular, Inc.	2
—	(h)	PrivateBancorp, Inc.	7
104		Prosperity Bancshares, Inc.	2,813
606		Regions Financial Corp.	2,096
20		Signature Bank (a)	509
301		SunTrust Banks, Inc.	3,687
50		SVB Financial Group (a)	1,046
18		Trustmark Corp.	374
1		United Bankshares, Inc.	22
—	(h)	United Security Bancshares	2
—	(h)	Vineyard National Bancorp	—	(h)
17		Wells Fargo & Co.	319
3		Westamerica Bancorp	127
19		Whitney Holding Corp.	253

			30,638

		Commercial Services & Supplies — 0.8%
161		Brink’s Co. (The)	4,253
35		Cintas Corp.	787
15		Clean Harbors, Inc. (a)	790
24		Covanta Holding Corp. (a)	413
—	(h)	Document Security Systems, Inc. (a)	—	(h)
1		Herman Miller, Inc.	12
69		Pitney Bowes, Inc.	1,526
335		R.R. Donnelley & Sons Co.	3,267
105		Republic Services, Inc.	2,716
73		Rollins, Inc.	1,142
6		Waste Connections, Inc. (a)	175
87		Waste Management, Inc.	2,700

			17,781

		Communications Equipment — 0.8%
1		Arris Group, Inc. (a)	8
4		Avocent Corp. (a)	63
1		Ciena Corp. (a)	5
11		Cisco Systems, Inc. (a)	169
151		CommScope, Inc. (a)	2,176
16		F5 Networks, Inc. (a)	357
174		InterDigital, Inc. (a)	5,616
475		JDS Uniphase Corp. (a)	1,725
477		Motorola, Inc.	2,114
274		Polycom, Inc. (a)	3,844
20		Starent Networks Corp. (a)	296
321		Tellabs, Inc. (a)	1,324

			17,697

		Computers & Peripherals — 2.8%
187		Apple, Inc. (a)	16,850
1		Data Domain, Inc. (a)	14
29		Diebold, Inc.	714
378		EMC Corp. (a)	4,168
85		International Business Machines Corp.	7,783
384		Lexmark International, Inc., Class A (a)	9,100
642		NCR Corp. (a)	8,058
532		NetApp, Inc. (a)	7,895
373		QLogic Corp. (a)	4,225
325		Sun Microsystems, Inc. (a)	1,353
337		Teradata Corp. (a)	4,428

			64,588

		Construction & Engineering — 1.0%
350		EMCOR Group, Inc. (a)	7,205
227		Fluor Corp.	8,844
5		Granite Construction, Inc.	171
34		Jacobs Engineering Group, Inc. (a)	1,328
139		KBR, Inc.	1,963
167		Shaw Group, Inc. (The) (a)	4,630

			24,141

		Construction Materials — 0.2%
48		Martin Marietta Materials, Inc.	3,858
—	(h)	Vulcan Materials Co.	10

			3,868

		Consumer Finance — 0.1%
7		Cash America International, Inc.	127
336		Discover Financial Services	2,405
—	(h)	Student Loan Corp. (The)	2

			2,534

		Containers & Packaging — 1.0%
11		AptarGroup, Inc.	345
52		Crown Holdings, Inc. (a)	975
1		Greif, Inc., Class A	31
157		Owens-Illinois, Inc. (a)	2,985
294		Pactiv Corp. (a)	6,351
363		Sealed Air Corp.	4,912
51		Silgan Holdings, Inc.	2,335
197		Sonoco Products Co.	4,511

			22,445

		Distributors — 0.2%
179		Genuine Parts Co.	5,730

		Diversified Consumer Services — 1.4%
207		Apollo Group, Inc., Class A (a)	16,851

63		Brink’s Home Security Holdings, Inc. (a)	1,449
3		Capella Education Co. (a)	164
407		Career Education Corp. (a)	8,874
58		DeVry, Inc.	3,097
18		Matthews International Corp., Class A	717
6		Service Corp. International	27
87		Weight Watchers International, Inc.	1,990

			33,169

		Diversified Financial Services — 1.0%
60		CME Group, Inc.	10,487
50		IntercontinentalExchange, Inc. (a)	2,857
251		Moody’s Corp.	5,375
154		NASDAQ OMX Group, Inc. (The) (a)	3,362
47		NYSE Euronext	1,043

			23,124

		Diversified Telecommunication Services — 0.8%
369		CenturyTel, Inc.	10,020
1		Embarq Corp.	36
28		NTELOS Holdings Corp.	601
482		tw telecom, inc. (a)	3,690
132		Verizon Communications, Inc.	3,930

			18,277

		Electric Utilities — 3.5%
82		Allegheny Energy, Inc.	2,717
80		Allete, Inc.	2,501
48		American Electric Power Co., Inc.	1,503
66		DPL, Inc.	1,420
402		Edison International	13,099
158		Entergy Corp.	12,099
206		Exelon Corp.	11,187
297		FirstEnergy Corp.	14,831
428		Great Plains Energy, Inc.	8,170
98		Idacorp, Inc.	2,838
40		ITC Holdings Corp.	1,677
258		NV Energy, Inc.	2,767
83		Pepco Holdings, Inc.	1,471
3		Pinnacle West Capital Corp.	89
273		Westar Energy, Inc.	5,480

			81,849

		Electrical Equipment — 1.4%
1		Baldor Electric Co.	15
1		Belden, Inc.	13
257		Emerson Electric Co.	8,401
81		Energy Conversion Devices, Inc. (a)	2,040
8		First Solar, Inc. (a)	1,208
56		General Cable Corp. (a)	924
388		GrafTech International Ltd. (a)	3,105
75		Hubbell, Inc., Class B	2,319
91		Regal-Beloit Corp.	3,091
278		Rockwell Automation, Inc.	7,242
75		Sunpower Corp., Class A (a)	2,505
77		Sunpower Corp., Class B (a)	2,031

			32,894

		Electronic Equipment, Instruments & Components — 1.5%
209		Amphenol Corp., Class A	5,468
225		Arrow Electronics, Inc. (a)	4,297
277		Cogent, Inc. (a)	3,224
228		Dolby Laboratories, Inc., Class A (a)	5,824
248		Ingram Micro, Inc., Class A (a)	3,045
46		Itron, Inc. (a)	2,990
522		Jabil Circuit, Inc.	3,039
93		Mettler-Toledo International, Inc. (a)	6,181
1		Tech Data Corp. (a)	20

			34,088

		Energy Equipment & Services — 1.8%
362		Cameron International Corp. (a)	8,374
109		Complete Production Services, Inc. (a)	699
152		Dresser-Rand Group, Inc. (a)	2,967
424		ENSCO International, Inc.	11,614
107		Exterran Holdings, Inc. (a)	2,373
10		FMC Technologies, Inc. (a)	299
5		Helix Energy Solutions Group, Inc. (a)	28
91		Key Energy Services, Inc. (a)	310
30		National Oilwell Varco, Inc. (a)	802
121		Oil States International, Inc. (a)	2,217
112		Rowan Cos., Inc.	1,420
306		Superior Energy Services, Inc. (a)	4,769
153		Tetra Technologies, Inc. (a)	792
44		Tidewater, Inc.	1,816
161		Unit Corp. (a)	4,006

			42,486

		Food & Staples Retailing — 1.7%
173		BJ’s Wholesale Club, Inc. (a)	4,958
491		CVS/Caremark Corp.	13,192
73		Ruddick Corp.	1,754
242		Safeway, Inc.	5,194
278		Wal-Mart Stores, Inc.	13,108
64		Whole Foods Market, Inc.	658

			38,864

		Food Products — 1.8%
361		Archer-Daniels-Midland Co.	9,895
221		Dean Foods Co. (a)	4,280
251		H.J. Heinz Co.	9,174
305		Kellogg Co.	13,320
4		Lancaster Colony Corp.	148
71		McCormick & Co., Inc.	2,265
300		Sara Lee Corp.	3,009

			42,091

		Gas Utilities — 0.8%
89		Atmos Energy Corp.	2,175
245		Energen Corp.	7,163
102		Southwest Gas Corp.	2,639
239		UGI Corp.	6,052

			18,029

		Health Care Equipment & Supplies — 3.7%
1		Advanced Medical Optics, Inc. (a)	22
13		Baxter International, Inc.	745
169		Beckman Coulter, Inc.	8,422
115		Becton, Dickinson & Co.	8,384
590		Boston Scientific Corp. (a)	5,234
—	(h)	BSD Medical Corp. (a)	—	(h)
3		C.R. Bard, Inc.	223
—	(h)	Cooper Cos., Inc. (The)	3
499		Dentsply International, Inc.	13,436
133		Gen-Probe, Inc. (a)	5,966
59		Hill-Rom Holdings, Inc.	836
270		Hospira, Inc. (a)	6,723
119		IDEXX Laboratories, Inc. (a)	3,897
17		Immucor, Inc. (a)	476
81		ResMed, Inc. (a)	3,229
62		Sirona Dental Systems, Inc. (a)	744
73		St. Jude Medical, Inc. (a)	2,673
286		STERIS Corp.	7,597
180		Stryker Corp.	7,583
58		Teleflex, Inc.	3,092
9		Varian Medical Systems, Inc. (a)	349
41		West Pharmaceutical Services, Inc.	1,372
137		Zimmer Holdings, Inc. (a)	4,999

			86,005

		Health Care Providers & Services — 1.7%
80		Aetna, Inc.	2,465
1		Brookdale Senior Living, Inc.	7
3		Catalyst Health Solutions, Inc. (a)	73
186		Cigna Corp.	3,237
114		Community Health Systems, Inc. (a)	2,132
467		Coventry Health Care, Inc. (a)	7,072
221		Health Management Associates, Inc., Class A (a)	352
146		Healthspring, Inc. (a)	2,538
88		Henry Schein, Inc. (a)	3,310
109		LifePoint Hospitals, Inc. (a)	2,452
134		Lincare Holdings, Inc. (a)	3,218
39		Magellan Health Services, Inc. (a)	1,408
3		Mednax, Inc. (a)	101
11		PSS World Medical, Inc. (a)	178
—	(h)	Sunrise Senior Living, Inc. (a)	—	(h)
92		UnitedHealth Group, Inc.	2,603
193		Universal Health Services, Inc., Class B	7,314
59		VCA Antech, Inc. (a)	1,105

			39,565

		Health Care Technology — 0.3%
111		HLTH Corp. (a)	1,261
351		IMS Health, Inc.	5,094

			6,355

		Hotels, Restaurants & Leisure — 2.0%
1		Bob Evans Farms, Inc.	19
411		Brinker International, Inc.	4,512
—	(h)	Chipotle Mexican Grill, Inc., Class A (a)	10
21		Chipotle Mexican Grill, Inc., Class B (a)	973
1		International Speedway Corp., Class A	24
1		Interval Leisure Group, Inc. (a)	5
157		McDonald’s Corp.	9,087
238		MGM Mirage (a)	1,905
—	(h)	Panera Bread Co., Class A (a)	6
167		Penn National Gaming, Inc. (a)	3,123
—	(h)	PokerTek, Inc. (a)	—	(h)
51		Scientific Games Corp., Class A (a)	643
106		Starwood Hotels & Resorts Worldwide, Inc.	1,606
81		Tim Hortons, Inc., (Canada)	2,000
252		WMS Industries, Inc. (a)	5,609
748		Wyndham Worldwide Corp.	4,584
108		Wynn Resorts Ltd. (a)	3,242
303		Yum! Brands, Inc.	8,675

			46,023

		Household Durables — 1.2%
203		Black & Decker Corp.	5,882
285		Centex Corp.	2,427
225		D.R. Horton, Inc.	1,343
58		Harman International Industries, Inc.	935
58		Jarden Corp. (a)	606
178		Leggett & Platt, Inc.	2,221
609		Newell Rubbermaid, Inc.	4,918
9		NVR, Inc. (a)	3,901
143		Whirlpool Corp.	4,780

			27,013

		Household Products — 1.0%
185		Colgate-Palmolive Co.	12,025
103		Kimberly-Clark Corp.	5,296
119		Procter & Gamble Co.	6,466

			23,787

		Independent Power Producers & Energy Traders — 0.6%
1,268		AES Corp. (The) (a)	10,029
203		Mirant Corp. (a)	3,485

			13,514

		Industrial Conglomerates — 0.2%
449		Textron, Inc.	4,051

		Insurance — 2.0%
666		Aflac, Inc.	15,469
1		Ambac Financial Group, Inc.	1
86		American Financial Group, Inc.	1,466
—	(h)	American National Insurance Co.	12
72		Assurant, Inc.	1,897
171		Cincinnati Financial Corp.	3,745
1		Conseco, Inc. (a)	2
5		Erie Indemnity Co., Class A	192
299		Fidelity National Financial, Inc., Class A	4,366
108		First American Corp.	2,358
1		Genworth Financial, Inc., Class A	3
4		Hanover Insurance Group, Inc. (The)	149
6		Harleysville Group, Inc.	169
19		HCC Insurance Holdings, Inc.	435
83		Lincoln National Corp.	1,255
211		Marsh & McLennan Cos., Inc.	4,078
1		MBIA, Inc. (a)	4
83		MetLife, Inc.	2,387
102		Principal Financial Group, Inc.	1,689
178		Progressive Corp. (The) (a)	2,164
12		Reinsurance Group of America, Inc.	432
1		Selective Insurance Group	15
73		StanCorp Financial Group, Inc.	1,885
3		State Auto Financial Corp.	59
32		Torchmark Corp.	971
44		Transatlantic Holdings, Inc.	1,426
6		Unitrin, Inc.	77

			46,706

		Internet & Catalog Retail — 0.4%
151		Amazon.com, Inc. (a)	8,875
—	(h)	Ediets.Com, Inc. (a)	1
1		HSN, Inc. (a)	5
1		Netflix, Inc. (a)	40
1		Ticketmaster Entertainment, Inc. (a)	6

			8,927

		Internet Software & Services — 0.8%
164		Akamai Technologies, Inc. (a)	2,206
—	(h)	Quepasa Corp. (a)	—	(h)
346		Sohu.com, Inc., (China) (a)	13,704
271		Yahoo!, Inc. (a)	3,175

			19,085

		IT Services — 2.2%
271		Alliance Data Systems Corp. (a)	11,259
222		DST Systems, Inc. (a)	7,067
47		Fidelity National Information Services, Inc.	755
126		Fiserv, Inc. (a)	3,989
233		Gartner, Inc. (a)	3,300
199		Global Payments, Inc.	6,911
3		Lender Processing Services, Inc.	73
49		ManTech International Corp., Class A (a)	2,616
80		NeuStar, Inc., Class A (a)	1,089
131		Perot Systems Corp., Class A (a)	1,699
11		Syntel, Inc.	237
127		Total System Services, Inc.	1,604
746		Western Union Co. (The)	10,189

			50,788

		Leisure Equipment & Products — 0.0% (g)
32		Polaris Industries, Inc.	683

		Life Sciences Tools & Services — 1.4%
16		Bio-Rad Laboratories, Inc., Class A (a)	990
49		Charles River Laboratories International, Inc. (a)	1,185
122		Covance, Inc. (a)	4,699
292		Life Technologies Corp. (a)	7,428
23		Millipore Corp. (a)	1,274
496		Pharmaceutical Product Development, Inc.	11,853
6		Techne Corp.	371
102		Thermo Fisher Scientific, Inc. (a)	3,674
1		Varian, Inc. (a)	28

			31,502

		Machinery — 2.8%
409		AGCO Corp. (a)	8,713
30		Crane Co.	519
119		Dover Corp.	3,373
279		Flowserve Corp.	14,867
177		Gardner Denver, Inc. (a)	3,863
262		Harsco Corp.	6,219
6		ITT Corp.	275
711		Joy Global, Inc.	14,802
7		Manitowoc Co., Inc. (The)	38
130		Navistar International Corp. (a)	3,939
1		Robbins & Myers, Inc.	18
1		Sauer-Danfoss, Inc.	7
61		Toro Co.	1,802
520		Trinity Industries, Inc.	5,981

			64,416

		Marine — 0.0% (g)
1		Alexander & Baldwin, Inc.	22
—	(h)	Excel Maritime Carriers Ltd., (Greece)	1

			23

		Media — 2.8%
1		Ascent Media Corp., Class A (a)	22
432		CBS Corp., Class B	2,471
12		Comcast Corp., Class A	175
138		DIRECTV Group, Inc. (The) (a)	3,029
58		Discovery Communications, Inc., Class A (a)	842
8		Discovery Communications, Inc., Class C (a)	113
1,013		DISH Network Corp., Class A (a)	13,012
1,314		Gannett Co., Inc.	7,581
990		Interpublic Group of Cos., Inc. (The) (a)	3,298
17		Liberty Global, Inc., Class C (a)	249
215		Marvel Entertainment, Inc. (a)	5,928
—	(h)	McClatchy Co., Class A	—	(h)
573		McGraw-Hill Cos., Inc. (The)	12,601
5		Morningstar, Inc. (a)	159
250		Scripps Networks Interactive, Inc., Class A	5,373
1		Sirius XM Radio, Inc. (a)	—	(h)
674		Time Warner, Inc.	6,286
30		Viacom, Inc., Class B (a)	448
7		Washington Post Co. (The), Class B	2,734

			64,321

		Metals & Mining — 0.7%
256		AK Steel Holding Corp.	2,063
1		Carpenter Technology Corp.	18
—	(h)	Century Aluminum Co. (a)	1
353		Cliffs Natural Resources, Inc.	8,181
16		Freeport-McMoRan Copper & Gold, Inc.	410
76		Royal Gold, Inc.	3,671
57		United States Steel Corp.	1,698

			16,042

		Multiline Retail — 0.7%
504		J.C. Penney Co., Inc.	8,440
330		Macy’s, Inc.	2,951
1		Sears Holdings Corp. (a)	44
184		Target Corp.	5,741

			17,176

		Multi-Utilities — 1.8%
137		Alliant Energy Corp.	3,953
250		Ameren Corp.	8,328
18		Avista Corp.	334
29		Black Hills Corp.	770
161		Dominion Resources, Inc.	5,659
199		MDU Resources Group, Inc.	3,961
181		OGE Energy Corp.	4,476
415		Public Service Enterprise Group, Inc.	13,106
65		TECO Energy, Inc.	782
1		Vectren Corp.	15

			41,384

		Office Electronics — 0.2%
526		Xerox Corp.	3,496
51		Zebra Technologies Corp., Class A (a)	865

			4,361

		Oil, Gas & Consumable Fuels — 5.6%
442		Alpha Natural Resources, Inc. (a)	7,208
162		Anadarko Petroleum Corp.	5,969
27		Arena Resources, Inc. (a)	649
—	(h)	Berry Petroleum Co., Class A	—	(h)
43		Bill Barrett Corp. (a)	953
107		Chesapeake Energy Corp.	1,694
225		Chevron Corp.	15,846
244		Cimarex Energy Co.	6,053
85		Comstock Resources, Inc. (a)	3,258
63		Consol Energy, Inc.	1,724
—	(h)	Continental Resources, Inc. (a)	4
292		El Paso Corp.	2,392
25		Encore Acquisition Co. (a)	666
59		EOG Resources, Inc.	4,020
320		Forest Oil Corp. (a)	4,802
97		Marathon Oil Corp.	2,634
1		Mariner Energy, Inc. (a)	11
688		Massey Energy Co.	10,449
—	(h)	McMoRan Exploration Co. (a)	1
92		Murphy Oil Corp.	4,056
232		Newfield Exploration Co. (a)	4,449
10		Noble Energy, Inc.	510
97		Penn Virginia Corp.	1,996
105		Pioneer Natural Resources Co.	1,541
621		Plains Exploration & Production Co. (a)	13,109
97		Quicksilver Resources, Inc. (a)	673
444		Southern Union Co.	5,723
108		St. Mary Land & Exploration Co.	2,099
563		Tesoro Corp.	9,698
58		Valero Energy Corp.	1,402
347		W&T Offshore, Inc.	4,366
72		Whiting Petroleum Corp. (a)	2,095
439		Williams Cos., Inc.	6,207
79		World Fuel Services Corp.	2,669
27		XTO Energy, Inc.	1,002

			129,928

		Paper & Forest Products — 0.2%
1		Clearwater Paper Corp. (a)	11
411		International Paper Co.	3,750
56		MeadWestvaco Corp.	655

			4,416

		Personal Products — 0.4%
157		Alberto-Culver Co.	3,831
163		Avon Products, Inc.	3,325
26		Chattem, Inc. (a)	1,761

			8,917

		Pharmaceuticals — 2.8%
139		Abbott Laboratories	7,679

47		Allergan, Inc.	1,784
697		Bristol-Myers Squibb Co.	14,921
351		Eli Lilly & Co.	12,929
793		King Pharmaceuticals, Inc. (a)	6,931
1		Medicis Pharmaceutical Corp., Class A	15
76		Mylan, Inc. (a)	866
549		Pfizer, Inc.	7,998
398		Schering-Plough Corp.	6,991
1		Valeant Pharmaceuticals International (a)	15
252		ViroPharma, Inc. (a)	3,019
88		Watson Pharmaceuticals, Inc. (a)	2,389

			65,537

		Professional Services — 0.7%
295		Equifax, Inc.	7,281
181		Manpower, Inc.	5,157
395		Monster Worldwide, Inc. (a)	3,638
—	(h)	Odyssey Marine Exploration, Inc. (a)	1

			16,077

		Real Estate Investment Trusts (REITs) — 2.4%
35		AvalonBay Communities, Inc.	1,719
89		Boston Properties, Inc.	3,858
133		Camden Property Trust	3,507
1		Developers Diversified Realty Corp.	5
1		Equity One, Inc.	16
196		Equity Residential	4,682
102		Essex Property Trust, Inc.	6,734
79		Health Care REIT, Inc.	2,975
163		Highwoods Properties, Inc.	3,669
127		Macerich Co. (The)	1,878
2		Nationwide Health Properties, Inc.	48
1		Omega Healthcare Investors, Inc.	15
122		Plum Creek Timber Co., Inc.	3,767
327		ProLogis	3,278
77		Public Storage	4,783
33		Rayonier, Inc.	970
162		Simon Property Group, Inc.	6,963
33		SL Green Realty Corp.	522
124		Vornado Realty Trust	6,298

			55,687

		Real Estate Management & Development — 0.1%
474		CB Richard Ellis Group, Inc., Class A (a)	1,705
1		Forest City Enterprises, Inc., Class A	8
30		Jones Lang LaSalle, Inc.	708

			2,421

		Road & Rail — 1.5%
369		CSX Corp.	10,693
91		Heartland Express, Inc.	1,227
57		Knight Transportation, Inc.	755
268		Norfolk Southern Corp.	10,299
180		Ryder System, Inc.	6,083
86		Union Pacific Corp.	3,777
187		Werner Enterprises, Inc.	2,810

			35,644

		Semiconductors & Semiconductor Equipment — 1.7%
258		Amkor Technology, Inc. (a)	599
608		Atmel Corp. (a)	2,031
58		Broadcom Corp., Class A (a)	919
1		Fairchild Semiconductor International, Inc. (a)	5
326		Integrated Device Technology, Inc. (a)	1,871
216		Linear Technology Corp.	5,069
578		LSI Corp. (a)	1,839
262		Microchip Technology, Inc.	4,961
368		Micron Technology, Inc. (a)	1,370
339		Microsemi Corp. (a)	2,847
174		Novellus Systems, Inc. (a)	2,406
8		Rambus, Inc. (a)	75
24		Silicon Laboratories, Inc. (a)	544
109		Skyworks Solutions, Inc. (a)	469
1		Teradyne, Inc. (a)	5
401		Texas Instruments, Inc.	6,002
458		Xilinx, Inc.	7,720

			38,732

		Software — 2.4%
375		Activision Blizzard, Inc. (a)	3,289
10		Aspen Technology, Inc. (a)	66
246		BMC Software, Inc. (a)	6,230
55		Citrix Systems, Inc. (a)	1,162
1		FactSet Research Systems, Inc.	36
160		Jack Henry & Associates, Inc.	2,851
733		Microsoft Corp.	12,541
604		Novell, Inc. (a)	2,233
237		Parametric Technology Corp. (a)	2,135
120		Quest Software, Inc. (a)	1,501
427		Red Hat, Inc. (a)	6,255
277		Salesforce.com, Inc. (a)	7,372
11		Solera Holdings, Inc. (a)	276
36		Sybase, Inc. (a)	971
80		Symantec Corp. (a)	1,230
391		Synopsys, Inc. (a)	7,227
1		Take-Two Interactive Software, Inc. (a)	7
61		TIBCO Software, Inc. (a)	326

			55,708

		Specialty Retail — 3.3%
95		Aaron Rents, Inc.	2,067
131		Abercrombie & Fitch Co., Class A	2,340
106		Advance Auto Parts, Inc.	3,464
1		AnnTaylor Stores Corp. (a)	3
33		AutoNation, Inc. (a)	307
28		Barnes & Noble, Inc.	463
716		Foot Locker, Inc.	5,269
771		Home Depot, Inc.	16,605
798		Lowe’s Cos., Inc.	14,576
32		Office Depot, Inc. (a)	69
723		RadioShack Corp.	8,282
204		Rent-A-Center, Inc., Class A (a)	3,036
47		Sally Beauty Holdings, Inc. (a)	221
61		Sherwin-Williams Co. (The)	2,900
712		Staples, Inc.	11,354
290		TJX Cos., Inc.	5,628
20		Tractor Supply Co. (a)	663

			77,247

		Textiles, Apparel & Luxury Goods — 0.7%
13		Carter’s, Inc. (a)	218
273		Coach, Inc. (a)	3,988
1		Jones Apparel Group, Inc.	4
152		Liz Claiborne, Inc.	334
103		Nike, Inc., Class B	4,654
100		Polo Ralph Lauren Corp.	4,089
111		Warnaco Group, Inc. (The) (a)	2,524
15		Wolverine World Wide, Inc.	272

			16,083

		Thrifts & Mortgage Finance — 0.9%
125		Astoria Financial Corp.	1,131
—	(h)	Downey Financial Corp.	—	(h)
204		First Niagara Financial Group, Inc.	2,667
1		FirstFed Financial Corp. (a)	1
1,382		Hudson City Bancorp, Inc.	16,033
9		Northwest Bancorp, Inc.	165
1		Tree.com, Inc. (a)	4
—	(h)	Triad Guaranty, Inc. (a)	—	(h)

			20,001

		Tobacco — 1.4%
445		Altria Group, Inc.	7,361
19		Lorillard, Inc.	1,150
235		Philip Morris International, Inc.	8,727
391		Reynolds American, Inc.	14,930

			32,168

		Trading Companies & Distributors — 0.2%
15		GATX Corp.	366
73		MSC Industrial Direct Co., Class A	2,510
1		United Rentals, Inc. (a)	6
8		W.W. Grainger, Inc.	552
55		WESCO International, Inc. (a)	1,020

			4,454

		Water Utilities — 0.0% (g)
16		Aqua America, Inc.	337

		Wireless Telecommunication Services — 0.6%
107		Leap Wireless International, Inc. (a)	2,697
1		MetroPCS Communications, Inc. (a)	14
314		NII Holdings, Inc. (a)	6,082
591		Sprint Nextel Corp. (a)	1,436
79		U.S. Cellular Corp. (a)	3,319

			13,548

		Total Common Stocks (Cost $2,125,546)	2,044,155

		Total Long-Term Investments (Cost $2,125,546)	2,044,155

		Short-Term Investment — 11.3%
		Investment Company — 11.3%
262,619		JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (Cost $262,619)	262,619

		Total Investments — 99.5% (Cost $2,388,165)	2,306,774
		Other Assets in Excess of Liabilities — 0.5%	11,484

		NET ASSETS — 100.0%	$2,318,258

		Short Positions — 88.6%
		Common Stocks — 88.6%
		Aerospace & Defense — 2.1%
221		BE Aerospace, Inc. (a)	2,135
414		Boeing Co.	17,503
107		Curtiss-Wright Corp.	3,468
224		Goodrich Corp.	8,649
—	(h)	Hexcel Corp. (a)	1
93		Honeywell International, Inc.	3,067
72		Moog, Inc., Class A (a)	2,161
126		Precision Castparts Corp.	8,175
30		Teledyne Technologies, Inc. (a)	843
92		TransDigm Group, Inc. (a)	3,127

			49,129

		Air Freight & Logistics — 0.8%
107		C.H. Robinson Worldwide, Inc.	4,897
50		Expeditors International of Washington, Inc.	1,392
—	(h)	Hub Group, Inc., Class A (a)	1
272		United Parcel Service, Inc., Class B	11,544

			17,834

		Airlines — 0.6%
7		Continental Airlines, Inc., Class B (a)	99
1,974		Southwest Airlines Co.	13,876
8		U.S. Airways Group, Inc. (a)	45
65		UAL Corp. (a)	614

			14,634

		Auto Components — 1.1%
58		Autoliv, Inc., (Sweden)	1,067
313		BorgWarner, Inc.	5,290
608		Gentex Corp.	5,102
806		Goodyear Tire & Rubber Co. (The) (a)	4,976
722		Johnson Controls, Inc.	9,034
50		TRW Automotive Holdings Corp. (a)	155

			25,624

		Automobiles — 0.4%
821		Harley-Davidson, Inc.	10,000

		Beverages — 0.4%
161		Brown-Forman Corp., Class B	7,322
8		Central European Distribution Corp. (a)	99
36		Hansen Natural Corp. (a)	1,210

			8,631

		Biotechnology — 1.5%
6		Abraxis Bioscience, Inc. (a)	383
18		Alnylam Pharmaceuticals, Inc. (a)	379
227		Amylin Pharmaceuticals, Inc. (a)	2,628
296		BioMarin Pharmaceutical, Inc. (a)	5,700
—	(h)	Cepheid, Inc. (a)	—	(h)
80		Isis Pharmaceuticals, Inc. (a)	1,131
1		Medarex, Inc. (a)	5
186		Myriad Genetics, Inc. (a)	13,856
9		Savient Pharmaceuticals, Inc. (a)	51
94		Theravance, Inc. (a)	1,243
29		United Therapeutics Corp. (a)	1,999
241		Vertex Pharmaceuticals, Inc. (a)	7,967

			35,342

		Building Products — 0.0% (g)
147		USG Corp. (a)	954

		Capital Markets — 3.3%
28		American Capital Ltd.	79
307		Bank of New York Mellon Corp. (The)	7,914
632		Charles Schwab Corp. (The)	8,584
305		Eaton Vance Corp.	5,839
124		Franklin Resources, Inc.	6,000
178		Goldman Sachs Group, Inc. (The)	14,390
262		Janus Capital Group, Inc.	1,378
399		Jefferies Group, Inc.	4,609
328		Legg Mason, Inc.	5,270
625		Morgan Stanley	12,637
21		Northern Trust Corp.	1,205
17		Raymond James Financial, Inc.	312
44		Stifel Financial Corp. (a)	1,539
141		T. Rowe Price Group, Inc.	3,896
165		Waddell & Reed Financial, Inc., Class A	2,326

			75,978

		Chemicals — 2.4%
227		Air Products & Chemicals, Inc.	11,411
98		Albemarle Corp.	2,175
134		Cabot Corp.	1,787
314		Celanese Corp., Class A	3,349
69		CF Industries Holdings, Inc.	3,242
11		FMC Corp.	469
120		International Flavors & Fragrances, Inc.	3,431
—	(h)	Minerals Technologies, Inc.	3
120		Monsanto Co.	9,129
275		Mosaic Co. (The)	9,824
145		PPG Industries, Inc.	5,442
26		Praxair, Inc.	1,636
146		RPM International, Inc.	1,795
13		Valhi, Inc.	196
80		Westlake Chemical Corp.	1,094

			54,983

		Commercial Banks — 2.5%
109		Associated Banc-Corp.	1,706
41		BancorpSouth, Inc.	779
329		BB&T Corp.	6,505
6		BOK Financial Corp.	236
147		City National Corp.	5,080
469		Comerica, Inc.	7,810
59		Commerce Bancshares, Inc.	2,060
14		East West Bancorp, Inc.	129
69		Fifth Third Bancorp	164
—	(h)	First Bancorp	—	(h)
49		First Commonwealth Financial Corp.	465
18		FirstMerit Corp.	289
491		Fulton Financial Corp.	3,445
568		KeyCorp	4,137
921		Marshall & Ilsley Corp.	5,257
—	(h)	MB Financial, Inc.	1
134		National Penn Bancshares, Inc.	1,296
86		Old National Bancorp	1,093
4		Susquehanna Bancshares, Inc.	39
520		Synovus Financial Corp.	2,060
320		TCF Financial Corp.	3,962
555		U.S. Bancorp	8,243
10		UMB Financial Corp.	407
164		Valley National Bancorp	2,133
—	(h)	Webster Financial Corp.	—	(h)
17		Zions Bancorp	256

			57,552

		Commercial Services & Supplies — 0.6%
111		Avery Dennison Corp.	2,695
81		Copart, Inc. (a)	1,949
23		Corrections Corp. of America (a)	323
2		GEO Group, Inc. (The) (a)	34
137		Iron Mountain, Inc. (a)	2,799
18		Mine Safety Appliances Co.	352
79		Stericycle, Inc. (a)	3,847
72		Tetra Tech, Inc. (a)	1,668

			13,667

		Communications Equipment — 1.5%
48		Adtran, Inc.	727
181		Brocade Communications Systems, Inc. (a)	689
127		Comtech Telecommunications Corp. (a)	4,926
711		Corning, Inc.	7,190
235		Harris Corp.	10,192
379		Juniper Networks, Inc. (a)	5,364
165		QUALCOMM, Inc.	5,686

			34,774

		Computers & Peripherals — 1.3%
1,720		Dell, Inc. (a)	16,343
301		Hewlett-Packard Co.	10,444
—	(h)	Intermec, Inc. (a)	1
152		SanDisk Corp. (a)	1,739
15		Synaptics, Inc. (a)	357
143		Western Digital Corp. (a)	2,094

			30,978

		Construction & Engineering — 0.6%
24		Perini Corp. (a)	491
382		Quanta Services, Inc. (a)	8,167
159		URS Corp. (a)	5,430

			14,088

		Consumer Finance — 0.3%
156		American Express Co.	2,613
62		Capital One Financial Corp.	976
—	(h)	First Marblehead Corp. (The) (a)	—	(h)
261		SLM Corp. (a)	2,988

			6,577

		Containers & Packaging — 0.3%
77		Ball Corp.	2,942
88		Bemis Co., Inc.	1,996
90		Packaging Corp. of America	1,277
10		Rock-Tenn Co., Class A	317

			6,532

		Distributors — 0.1%
277		LKQ Corp. (a)	3,204

		Diversified Consumer Services — 1.4%
298		Corinthian Colleges, Inc. (a)	5,567
692		H&R Block, Inc.	14,340
53		Hillenbrand, Inc.	984
20		ITT Educational Services, Inc. (a)	2,463
38		Strayer Education, Inc.	8,179

			31,533

		Diversified Financial Services — 0.4%
437		Bank of America Corp.	2,876
33		CIT Group, Inc.	92
738		Citigroup, Inc.	2,619
129		Leucadia National Corp. (a)	2,056
62		MSCI, Inc., Class A (a)	1,078

			8,721

		Diversified Telecommunication Services — 0.4%
247		AT&T, Inc.	6,073
198		Frontier Communications Corp.	1,606
99		Level 3 Communications, Inc. (a)	99
677		Qwest Communications International, Inc.	2,180
4		Windstream Corp.	34

			9,992

		Electric Utilities — 2.2%
79		Cleco Corp.	1,797
96		Duke Energy Corp.	1,458
230		FPL Group, Inc.	11,881
119		Hawaiian Electric Industries, Inc.	2,580
27		Northeast Utilities	638
7		Portland General Electric Co.	137
284		PPL Corp.	8,710
418		Progress Energy, Inc.	16,172
177		Southern Co.	5,917
22		UniSource Energy Corp.	623

			49,913

		Electrical Equipment — 0.4%
10		Acuity Brands, Inc.	268
9		AMETEK, Inc.	302
115		Brady Corp., Class A	2,407
36		Roper Industries, Inc.	1,492
105		Thomas & Betts Corp. (a)	2,254
87		Woodward Governor Co.	1,784

			8,507

		Electronic Equipment, Instruments & Components — 1.1%
154		Agilent Technologies, Inc. (a)	2,778
139		Anixter International, Inc. (a)	3,748
214		Avnet, Inc. (a)	4,244
160		AVX Corp.	1,461
202		FLIR Systems, Inc. (a)	5,041
319		Molex, Inc.	4,262
89		National Instruments Corp.	1,915
194		Trimble Navigation Ltd. (a)	2,882

			26,331

		Energy Equipment & Services — 2.5%
253		Atwood Oceanics, Inc. (a)	4,213
124		Baker Hughes, Inc.	4,133
304		BJ Services Co.	3,341
65		CARBO Ceramics, Inc.	2,345
67		Diamond Offshore Drilling, Inc.	4,228
126		Global Industries Ltd. (a)	433
436		Halliburton Co.	7,525
168		Helmerich & Payne, Inc.	3,768
—	(h)	Hercules Offshore, Inc. (a)	—	(h)
39		IHS, Inc., Class A (a)	1,699
—	(h)	ION Geophysical Corp. (a)	—	(h)
180		Oceaneering International, Inc. (a)	6,213
36		Patterson-UTI Energy, Inc.	340
434		Pride International, Inc. (a)	6,997
117		RPC, Inc.	872
87		SEACOR Holdings, Inc. (a)	5,670
284		Smith International, Inc.	6,446

			58,223

		Food & Staples Retailing — 1.9%
92		Casey’s General Stores, Inc.	1,955
239		Costco Wholesale Corp.	10,764
11		Great Atlantic & Pacific Tea Co. (a)	79
625		Kroger Co. (The)	14,066
217		SUPERVALU, Inc.	3,813
342		SYSCO Corp.	7,618
230		Walgreen Co.	6,298

			44,593

		Food Products — 3.5%
219		Campbell Soup Co.	6,662
782		ConAgra Foods, Inc.	13,364
327		Corn Products International, Inc.	7,568
46		Del Monte Foods Co.	305
158		Flowers Foods, Inc.	3,399
134		General Mills, Inc.	7,942
162		Hershey Co. (The)	6,039
10		Hormel Foods Corp.	310
372		JM Smucker Co. (The)	16,790
153		Kraft Foods, Inc., Class A	4,300
125		Ralcorp Holdings, Inc. (a)	7,424
332		Smithfield Foods, Inc. (a)	3,945
423		Tyson Foods, Inc., Class A	3,739

			81,787

		Gas Utilities — 1.7%
173		AGL Resources, Inc.	5,340
91		Equitable Resources, Inc.	3,114
32		Laclede Group, Inc. (The)	1,442
32		National Fuel Gas Co.	951
70		New Jersey Resources Corp.	2,809
145		Nicor, Inc.	4,957
60		Northwest Natural Gas Co.	2,596
141		ONEOK, Inc.	4,131
120		Piedmont Natural Gas Co.	3,102
87		Questar Corp.	2,961
55		South Jersey Industries, Inc.	2,050
165		WGL Holdings, Inc.	5,290

			38,743

		Health Care Equipment & Supplies — 2.5%
180		Edwards Lifesciences Corp. (a)	10,370
60		Haemonetics Corp. (a)	3,540
522		Hologic, Inc. (a)	6,153
—	(h)	Integra LifeSciences Holdings Corp. (a)	2
82		Intuitive Surgical, Inc. (a)	8,425
106		Inverness Medical Innovations, Inc. (a)	2,599
289		Kinetic Concepts, Inc. (a)	6,957
241		Medtronic, Inc.	8,075
24		Meridian Bioscience, Inc.	500
177		NuVasive, Inc. (a)	6,610
148		Thoratec Corp. (a)	4,287

			57,518

		Health Care Providers & Services — 4.0%
97		Amedisys, Inc. (a)	4,012
229		AMERIGROUP Corp. (a)	6,407
53		AmerisourceBergen Corp.	1,919
449		Cardinal Health, Inc.	16,888
—	(h)	Chemed Corp.	2
237		DaVita, Inc. (a)	11,116
119		Express Scripts, Inc. (a)	6,388
464		Health Net, Inc. (a)	6,793
7		Healthsouth Corp. (a)	74
71		Humana, Inc. (a)	2,687
130		Laboratory Corp. of America Holdings (a)	7,676
97		McKesson Corp.	4,288
85		Medco Health Solutions, Inc. (a)	3,800
14		Omnicare, Inc.	386
60		Owens & Minor, Inc.	2,368
191		Patterson Cos., Inc. (a)	3,513
116		Psychiatric Solutions, Inc. (a)	3,014
107		Quest Diagnostics, Inc.	5,278
794		Tenet Healthcare Corp. (a)	849
—	(h)	WellCare Health Plans, Inc. (a)	—	(h)
118		WellPoint, Inc. (a)	4,890

			92,348

		Health Care Technology — 0.5%
77		Allscripts Healthcare Solutions, Inc.	652
337		Cerner Corp. (a)	11,358

			12,010

		Hotels, Restaurants & Leisure — 1.1%
106		Bally Technologies, Inc. (a)	2,138
150		Burger King Holdings, Inc.	3,341
69		Choice Hotels International, Inc.	1,829
27		Darden Restaurants, Inc.	698
—	(h)	Gaylord Entertainment Co. (a)	—	(h)
728		International Game Technology	7,721
148		Jack in the Box, Inc. (a)	3,349
727		Las Vegas Sands Corp. (a)	3,742
22		Marriott International, Inc., Class A	364
97		Starbucks Corp. (a)	913
291		Wendy’s/Arby’s Group, Inc., Class A	1,467

			25,562

		Household Durables — 0.7%
43		Fortune Brands, Inc.	1,384
279		KB Home	2,977
25		Lennar Corp., Class A	195
85		MDC Holdings, Inc.	2,599
42		Mohawk Industries, Inc. (a)	1,341
20		Pulte Homes, Inc.	208
76		Snap-On, Inc.	2,306
71		Stanley Works (The)	2,222
77		Toll Brothers, Inc. (a)	1,314
102		Tupperware Brands Corp.	2,093

			16,639

		Household Products — 1.0%
177		Church & Dwight Co., Inc.	9,411
145		Clorox Co.	7,255
129		Energizer Holdings, Inc. (a)	6,138

			22,804

		Independent Power Producers & Energy Traders — 0.4%
394		Constellation Energy Group, Inc.	10,354
—	(h)	Dynegy, Inc., Class A (a)	—	(h)
2		Ormat Technologies, Inc.	72
—	(h)	Reliant Energy, Inc. (a)	—	(h)

			10,426

		Industrial Conglomerates — 0.2%
17		3M Co.	924
28		Carlisle Cos., Inc.	523
225		General Electric Co.	2,733

			4,180

		Insurance — 1.3%
—	(h)	Alleghany Corp. (a)	3
27		Allstate Corp. (The)	583
76		AON Corp.	2,822
169		Arthur J. Gallagher & Co.	3,993
137		Brown & Brown, Inc.	2,615
24		Chubb Corp. (The)	1,017
5		CNA Financial Corp.	52
—	(h)	Delphi Financial Group, Inc., Class A	—	(h)
45		Hartford Financial Services Group, Inc.	590
160		Loews Corp.	3,911
2		Markel Corp. (a)	415
85		Mercury General Corp.	3,295
31		Odyssey Re Holdings Corp.	1,447
104		Old Republic International Corp.	1,071
19		ProAssurance Corp. (a)	916
—	(h)	Protective Life Corp.	—	(h)
32		Prudential Financial, Inc.	820
14		RLI Corp.	768
140		Travelers Cos., Inc. (The)	5,392
2		Unum Group	34
1		W.R. Berkley Corp.	13
—	(h)	Wesco Financial Corp.	2
43		Zenith National Insurance Corp.	1,208

			30,967

		Internet & Catalog Retail — 0.5%
102		Expedia, Inc. (a)	910
115		Liberty Media Corp. - Interactive, Class A (a)	362
148		priceline.com, Inc. (a)	9,930

			11,202

		Internet Software & Services — 0.6%
—	(h)	Ariba, Inc. (a)	—	(h)
1,049		eBay, Inc. (a)	12,613
—	(h)	Equinix, Inc. (a)	21
—	(h)	Google, Inc., Class A (a)	135
29		IAC/InterActiveCorp. (a)	419
—	(h)	Omniture, Inc. (a)	1
20		VeriSign, Inc. (a)	377

			13,566

		IT Services — 2.1%
152		Affiliated Computer Services, Inc., Class A (a)	6,976
350		Automatic Data Processing, Inc.	12,707
100		Broadridge Financial Solutions, Inc.	1,349
110		CACI International, Inc., Class A (a)	4,986
149		Cognizant Technology Solutions Corp., Class A (a)	2,784
392		Computer Sciences Corp. (a)	14,444
57		Convergys Corp. (a)	426
7		Hewitt Associates, Inc., Class A (a)	187
19		MasterCard, Inc., Class A	2,604
19		Metavante Technologies, Inc. (a)	282
8		Paychex, Inc.	197
112		SAIC, Inc. (a)	2,219
79		VeriFone Holdings, Inc. (a)	364

			49,525

		Leisure Equipment & Products — 0.8%
307		Eastman Kodak Co.	1,392
197		Hasbro, Inc.	4,749
844		Mattel, Inc.	11,982

			18,123

		Life Sciences Tools & Services — 0.4%
202		Bruker Corp. (a)	813
—	(h)	Dionex Corp. (a)	8
3		Illumina, Inc. (a)	79
—	(h)	Parexel International Corp. (a)	—	(h)
134		PerkinElmer, Inc.	1,687
64		Sequenom, Inc. (a)	1,411
168		Waters Corp. (a)	6,068

			10,066

		Machinery — 4.0%
72		Actuant Corp., Class A	1,184
205		Bucyrus International, Inc.	3,175
31		Caterpillar, Inc.	969
24		Clarcor, Inc.	716
307		Cummins, Inc.	7,371
64		Danaher Corp.	3,606
381		Deere & Co.	13,221
102		Donaldson Co., Inc.	3,186
235		Eaton Corp.	10,339
26		ESCO Technologies, Inc. (a)	912
110		Graco, Inc.	2,337
40		IDEX Corp.	914
207		Illinois Tool Works, Inc.	6,774
140		Kaydon Corp.	3,809
238		Kennametal, Inc.	3,816
66		Lincoln Electric Holdings, Inc.	2,720
—	(h)	Lindsay Corp.	1
76		Nordson Corp.	2,297
272		PACCAR, Inc.	7,174
45		Pall Corp.	1,162
140		Parker Hannifin Corp.	5,354
56		Pentair, Inc.	1,282
91		SPX Corp.	3,839
109		Terex Corp. (a)	1,293
7		Timken Co.	105
74		Valmont Industries, Inc.	2,999
77		Wabtec Corp.	2,319

			92,874

		Marine — 0.1%
117		Kirby Corp. (a)	2,795

		Media — 2.0%
472		Cablevision Systems Corp.	7,574
1		Citadel Broadcasting Corp. (a)	—	(h)
75		DreamWorks Animation SKG, Inc., Class A (a)	1,656
58		Interactive Data Corp.	1,330
72		John Wiley & Sons, Inc., Class A	2,567
20		Lamar Advertising Co., Class A (a)	184
282		Liberty Global, Inc., Class A (a)	4,115
166		Liberty Media Corp. - Capital, Class A (a)	913
62		Liberty Media Corp. - Entertainment, Class A (a)	1,144
102		News Corp., Class A	652
532		News Corp., Class B	3,854
87		Omnicom Group, Inc.	2,259
304		Regal Entertainment Group, Class A	3,052
158		Virgin Media, Inc.	716
786		Walt Disney Co. (The)	16,247

			46,263

		Metals & Mining — 1.7%
404		Alcoa, Inc.	3,148
37		Allegheny Technologies, Inc.	822
720		Commercial Metals Co.	8,280
101		Compass Minerals International, Inc.	6,091
110		Newmont Mining Corp.	4,361
52		Nucor Corp.	2,119
155		Reliance Steel & Aluminum Co.	3,433
2		Schnitzer Steel Industries, Inc., Class A	63
324		Southern Copper Corp.	4,522
270		Steel Dynamics, Inc.	2,865
239		Titanium Metals Corp.	1,687
276		Worthington Industries, Inc.	2,781

			40,172

		Multiline Retail — 1.5%
169		Big Lots, Inc. (a)	2,279
376		Dollar Tree, Inc. (a)	16,051
63		Family Dollar Stores, Inc.	1,740
251		Kohl’s Corp. (a)	9,203
364		Nordstrom, Inc.	4,620

			33,893

		Multi-Utilities — 3.5%
336		CenterPoint Energy, Inc.	4,500
673		CMS Energy Corp.	7,903
413		Consolidated Edison, Inc.	16,819
230		DTE Energy Co.	7,936
300		Integrys Energy Group, Inc.	12,515
458		NiSource, Inc.	4,436
103		NSTAR	3,497
436		PG&E Corp.	16,843
5		SCANA Corp.	169
49		Sempra Energy	2,137
76		Wisconsin Energy Corp.	3,375
4		Xcel Energy, Inc.	75

			80,205

		Oil, Gas & Consumable Fuels — 5.2%
142		Apache Corp.	10,624
172		Arch Coal, Inc.	2,607
38		Atlas America, Inc.	477
92		BPZ Resources, Inc. (a)	528
276		Cabot Oil & Gas Corp.	7,585
—	(h)	Carrizo Oil & Gas, Inc. (a)	—	(h)
122		CNX Gas Corp. (a)	3,156
137		ConocoPhillips	6,519
425		Denbury Resources, Inc. (a)	5,199
4		Devon Energy Corp.	234
110		EXCO Resources, Inc. (a)	1,112
210		Exxon Mobil Corp.	16,040
—	(h)	Foundation Coal Holdings, Inc.	—	(h)
377		Frontier Oil Corp.	5,378
176		Goodrich Petroleum Corp. (a)	5,076
210		Hess Corp.	11,654
194		Holly Corp.	4,530
246		Occidental Petroleum Corp.	13,440
—	(h)	Patriot Coal Corp. (a)	—	(h)
10		Peabody Energy Corp.	258
513		PetroHawk Energy Corp. (a)	10,104
172		Range Resources Corp.	6,159
1		Rosetta Resources, Inc. (a)	8
227		Southwestern Energy Co. (a)	7,170
150		Spectra Energy Corp.	2,170
8		Sunoco, Inc.	357
4		Walter Industries, Inc.	76

			120,461

		Paper & Forest Products — 0.4%
320		Weyerhaeuser Co.	8,762

		Personal Products — 0.9%
638		Estee Lauder Cos., Inc. (The), Class A	16,738
171		NBTY, Inc. (a)	3,228

			19,966

		Pharmaceuticals — 1.7%
111		Auxilium Pharmaceuticals, Inc. (a)	3,379
57		Endo Pharmaceuticals Holdings, Inc. (a)	1,282
27		Forest Laboratories, Inc. (a)	688
59		Johnson & Johnson	3,415
592		Merck & Co., Inc.	16,906
364		Perrigo Co.	10,674
179		Sepracor, Inc. (a)	2,716
17		Wyeth	709
—	(h)	XenoPort, Inc. (a)	2

			39,771

		Professional Services — 1.0%
1		Corporate Executive Board Co. (The)	11
35		Dun & Bradstreet Corp.	2,636
104		FTI Consulting, Inc. (a)	4,251
59		Huron Consulting Group, Inc. (a)	2,969
395		Robert Half International, Inc.	6,702
133		Watson Wyatt Worldwide, Inc., Class A	6,162

			22,731

		Real Estate Investment Trusts (REITs) — 1.0%
27		Alexandria Real Estate Equities, Inc.	1,598
125		AMB Property Corp.	2,021
17		Apartment Investment & Management Co., Class A	164
1		AvalonBay Communities, Inc.	79
33		BRE Properties, Inc.	830
249		CapitalSource, Inc.	908
224		Duke Realty Corp.	2,061
31		Federal Realty Investment Trust	1,565
138		General Growth Properties, Inc.	90
54		HCP, Inc.	1,270
163		Hospitality Properties Trust	2,192
108		Host Hotels & Resorts, Inc.	583
157		Kimco Realty Corp.	2,253
32		Liberty Property Trust	636
85		Mack-Cali Realty Corp.	1,731
21		Potlatch Corp.	537
44		Regency Centers Corp.	1,548
56		UDR, Inc.	656
133		Weingarten Realty Investors	2,156

			22,878

		Road & Rail — 1.1%
208		Burlington Northern Santa Fe Corp.	13,790
38		Con-way, Inc.	843
13		Genesee & Wyoming, Inc., Class A (a)	346
69		J.B. Hunt Transport Services, Inc.	1,532
86		Kansas City Southern (a)	1,561
177		Landstar System, Inc.	6,332
33		Old Dominion Freight Line, Inc. (a)	817

			25,221

		Semiconductors & Semiconductor Equipment — 4.4%
694		Advanced Micro Devices, Inc. (a)	1,520
165		Altera Corp.	2,544
828		Analog Devices, Inc.	16,546
1,670		Applied Materials, Inc.	15,649
—	(h)	Atheros Communications, Inc. (a)	1
87		Cree, Inc. (a)	1,733
669		Cypress Semiconductor Corp. (a)	3,018
—	(h)	FEI Co. (a)	—	(h)
—	(h)	Hittite Microwave Corp. (a)	1
859		Intel Corp.	11,084

119		International Rectifier Corp. (a)	1,619
688		Intersil Corp., Class A	6,405
276		KLA-Tencor Corp.	5,530
515		Lam Research Corp. (a)	10,399
286		Maxim Integrated Products, Inc.	3,779
97		MEMC Electronic Materials, Inc. (a)	1,323
321		National Semiconductor Corp.	3,257
2,083		NVIDIA Corp. (a)	16,559
251		ON Semiconductor Corp. (a)	1,045
50		PMC-Sierra, Inc. (a)	242
24		Varian Semiconductor Equipment Associates, Inc. (a)	452
—	(h)	Verigy Ltd., (Singapore) (a)	—	(h)

			102,706

		Software — 3.0%
353		Adobe Systems, Inc. (a)	6,825
47		ANSYS, Inc. (a)	1,166
52		Autodesk, Inc. (a)	857
204		CA, Inc.	3,670
178		Cadence Design Systems, Inc. (a)	673
23		Compuware Corp. (a)	148
73		Concur Technologies, Inc. (a)	1,809
288		Electronic Arts, Inc. (a)	4,439
273		Informatica Corp. (a)	3,487
729		Intuit, Inc. (a)	16,514
531		Macrovision Solutions Corp. (a)	6,967
146		McAfee, Inc. (a)	4,447
9		MICROS Systems, Inc. (a)	135
136		Nuance Communications, Inc. (a)	1,345
991		Oracle Corp. (a)	16,684

			69,166

		Specialty Retail — 3.9%
63		Aeropostale, Inc. (a)	1,327
226		American Eagle Outfitters, Inc.	2,034
82		AutoZone, Inc. (a)	10,859
660		Bed Bath & Beyond, Inc. (a)	15,332
187		Best Buy Co., Inc.	5,228
58		Buckle, Inc. (The)	1,231
203		CarMax, Inc. (a)	1,679
183		Dick’s Sporting Goods, Inc. (a)	2,017
17		GameStop Corp., Class A (a)	423
17		Gap, Inc. (The)	188
347		Guess?, Inc.	5,581
162		J Crew Group, Inc. (a)	1,620
1,059		Limited Brands, Inc.	8,390
378		O’Reilly Automotive, Inc. (a)	10,990
79		PetSmart, Inc.	1,475
119		Ross Stores, Inc.	3,511
542		Tiffany & Co.	11,242
406		Urban Outfitters, Inc. (a)	6,331

			89,458

		Textiles, Apparel & Luxury Goods — 0.4%
110		Deckers Outdoor Corp. (a)	5,725
11		Fossil, Inc. (a)	123
—	(h)	Hanesbrands, Inc. (a)	1
59		Phillips-Van Heusen Corp.	1,125
47		V.F. Corp.	2,630

			9,604

		Thrifts & Mortgage Finance — 0.3%
4		Capitol Federal Financial	173
88		New York Community Bancorp, Inc.	1,166
90		NewAlliance Bancshares, Inc.	992
215		People’s United Financial, Inc.	3,523
102		Washington Federal, Inc.	1,258

			7,112

		Trading Companies & Distributors — 0.4%
265		Fastenal Co.	9,046

		Wireless Telecommunication Services — 0.7%
74		American Tower Corp., Class A (a)	2,257
432		Crown Castle International Corp. (a)	8,442
171		SBA Communications Corp., Class A (a)	3,397
—	(h)	Syniverse Holdings, Inc. (a)	—	(h)
101		Telephone & Data Systems, Inc.	3,076

			17,172

		Total Short Positions (Proceeds $2,144,375)	2,054,016

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,647
Aggregate gross unrealized depreciation	(137,038)

Net unrealized appreciation/depreciation	$(81,391)

Federal income tax cost of investments	$2,388,165

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Other Financial Instruments*
Level 1 - Quoted prices	$ 2,306,774	$ (2,054,016)	$ —
Level 2 - Other significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$ 2,306,774	$ (2,054,016)	$ —

† Liabilities in securities sold short may include written options.

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Asia Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 93.3%
	Common Stocks — 93.3%
	China — 29.8%
14,300	Aluminum Corp of China Ltd., Class H	6,427
17,000	Belle International Holdings Ltd.	6,778
29,196	China Construction Bank Corp., Class H	14,240
48,000	China Hongxing Sports Ltd.	5,891
7,300	China Life Insurance Co., Ltd., Class H	19,213
5,750	China Mobile Ltd.	51,760
7,900	China Railway Construction Corp., Ltd., Class H (a)	10,799
7,000	China Shenhua Energy Co., Ltd., Class H	14,924
5,000	China Sky Chemical Fibre Co., Ltd.	806
31,000	CNOOC Ltd.	26,680
18,000	Pacific Basin Shipping Ltd.	9,229
7,420	Parkson Retail Group Ltd.	6,608
2,300	Ping An Insurance Group Co. of China Ltd., Class H	9,962
14,000	Shimao Property Holdings Ltd.	8,996
33,897	Soho China Ltd.	12,123
25,800	Synear Food Holdings Ltd.	4,429

		208,865

	Hong Kong — 11.0%
15,750	AMVIG Holdings Ltd.	8,683
2,600	BOC Hong Kong Holdings Ltd.	2,652
1,150	Cheung Kong Holdings Ltd.	10,611
3,300	Cheung Kong Infrastructure Holdings Ltd.	12,335
2,520	China Overseas Land & Investment Ltd.	3,296
1,330	Esprit Holdings Ltd.	7,057
18,970	Huabao International Holdings Ltd.	12,144
2,900	Kerry Properties Ltd.	6,788
5,500	Wharf Holdings Ltd.	13,591

		77,157

	India — 7.1%
550	Bharti Airtel Ltd. (a)	7,059
1,175	Larsen & Toubro Ltd., GDR	16,638
475	Reliance Industries Ltd., GDR (e)	25,864

		49,561

	Indonesia — 4.9%
35,000	Bank Rakyat Indonesia	13,699
74,000	Indofood Sukses Makmur Tbk PT	6,260
33,000	United Tractors Tbk PT	14,422

		34,381

	Singapore — 13.4%
2,600	City Developments Ltd.	9,571
4,500	DBS Group Holdings Ltd.	25,908
72,500	Golden Agri-Resources Ltd.	14,494
28,500	Olam International Ltd.	22,858
5,842	Singapore Press Holdings Ltd.	10,785
1,350	United Overseas Bank Ltd.	10,476

		94,092

	South Korea — 15.0%
200	Daelim Industrial Co., Ltd. (a)	6,633
179	Hankook Tire Co., Ltd.	1,696
421	Hyundai Motor Co.	14,210
565	Kangwon Land, Inc. (a)	5,151
580	KB Financial Group, Inc. (a)	15,555
277	LG Corp. (a)	7,657
305	LG Electronics, Inc.	15,592
85	Samsung Electronics Co., Ltd.	29,554
29	Shinsegae Co., Ltd.	9,121

		105,169

	Taiwan — 8.9%
23,500	Asia Cement Corp.	16,535
10,000	AU Optronics Corp.	7,067
15,800	China Steel Corp.	10,664
7,744	Chunghwa Telecom Co., Ltd.	11,718
5,566	Far Eastern Textile Co., Ltd.	3,474
7,505	HON HAI Precision Industry Co., Ltd.	13,216

		62,674

	Thailand — 3.2%
4,320	PTT Exploration & Production pcl	12,479
6,500	Siam Commercial Bank pcl	9,945

		22,424

	Total Investments — 93.3% (Cost $998,934)	654,323

	Other Assets in Excess of Liabilities — 6.7%	46,728

	NET ASSETS — 100.0%	$701,051

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	14.1%
Oil, Gas & Consumable Fuels	12.2
Real Estate Management & Development	9.9
Wireless Telecommunication Services	9.0
Construction & Engineering	5.2
Food & Staples Retailing	4.9
Semiconductors & Semiconductor Equipment	4.5
Insurance	4.5
Food Products	3.8
Electronic Equipment, Instruments & Components	3.1
Metals & Mining	2.6
Construction Materials	2.5
Household Durables	2.4
Machinery	2.2
Automobiles	2.2
Specialty Retail	2.1
Electric Utilities	1.9
Chemicals	1.9
Diversified Telecommunication Services	1.8
Industrial Conglomerates	1.7%
Media	1.6
Marine	1.4
Containers & Packaging	1.3
Textiles, Apparel & Luxury Goods	1.0
Multiline Retail	1.0
Others (each less than 1.0%)	1.2

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

GDR	—	Global Depositary Receipt

(a) Non-income producing security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $631,898,000 and 96.6%, respectively.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,202
Aggregate gross unrealized depreciation	(353,813)

Net unrealized appreciation/depreciation	(344,611)

Federal income tax cost of investments	$998,934

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted prices	$ —	$ —
Level 2 – Other significant observable inputs	654,323	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 654,323	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 97.3%

		Common Stocks — 97.3%

		China — 46.6%
44		Angang Steel Co., Ltd., Class H	43
91		Asia Cement China Holdings Corp. (a)	40
20		Beijing Enterprises Holdings Ltd.	78
579		China Construction Bank Corp., Class H	282
106		China Life Insurance Co., Ltd., Class H	279
20		China Merchants Holdings International Co., Ltd.	35
61		China Mobile Ltd.	547
316		China Petroleum & Chemical Corp., Class H	170
84		China Railway Construction Corp., Ltd., Class H (a)	114
54		China Shenhua Energy Co., Ltd., Class H	114
206		China Telecom Corp. Ltd., Class H	75
52		China Unicom Hong Kong Ltd.	48
162		China Vanke Co., Ltd., Class B	126
303		CNOOC Ltd.	261
588		Industrial & Commercial Bank of China, Class H	249
45		Li Ning Co., Ltd.	62
—	(h)	New Oriental Education & Technology Group, ADR (a)	21
54		Parkson Retail Group Ltd.	48
16		Tencent Holdings Ltd.	99
24		Zhejiang Expressway Co., Ltd., Class H	14

			2,705

		Hong Kong — 24.5%
41		BOC Hong Kong Holdings Ltd.	41
22		Cheung Kong Holdings Ltd.	200
48		Cheung Kong Infrastructure Holdings Ltd.	180
76		China Overseas Land & Investment Ltd.	99
42		Hang Lung Properties Ltd.	94
11		Hang Seng Bank Ltd.	133
71		Hong Kong & China Gas Co., Ltd.	116
10		Hong Kong Exchanges and Clearing Ltd.	85
21		Hongkong Land Holdings Ltd.	44
25		Hutchison Whampoa Ltd.	127
1		Jardine Matheson Holdings Ltd.	24
61		New World Development Ltd.	57
13		Sun Hung Kai Properties Ltd.	115
44		Wharf Holdings Ltd.	109

			1,424

		Taiwan — 26.2%
75		Acer, Inc.	94
88		AU Optronics Corp.	62
242		Chinatrust Financial Holding Co., Ltd.	80
142		Chunghwa Telecom Co., Ltd.	215
142		Far Eastern Textile Co., Ltd.	88
176		First Financial Holding Co., Ltd.	75
31		Formosa Plastics Corp.	44
208		Fubon Financial Holding Co., Ltd.	125
83		HON HAI Precision Industry Co., Ltd.	147
13		HTC Corp.	123
12		MediaTek, Inc.	88
35		Powertech Technology, Inc.	48
23		Quanta Computer, Inc.	22
8		Shin Zu Shing Co., Ltd.	18
50		Siliconware Precision Industries Co.	40
205		Taiwan Semiconductor Manufacturing Co., Ltd.	252

			1,521

		Total Investments — 97.3% (Cost $7,810)	5,650

		Other Assets in Excess of Liabilities — 2.7%	155

		NET ASSETS — 100.0%	$5,805

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	15.2%
Real Estate Management & Development	14.9
Wireless Telecommunication Services	9.7
Oil, Gas & Consumable Fuels	9.6
Semiconductors & Semiconductor Equipment	7.6
Diversified Telecommunication Services	6.0
Industrial Conglomerates	5.6
Insurance	4.9
Computers & Peripherals	4.2
Diversified Financial Services	3.7
Electronic Equipment, Instruments & Components	3.7
Electric Utilities	3.2
Gas Utilities	2.0
Construction & Engineering	2.0
Internet Software & Services	1.8
Leisure Equipment & Products	1.1
Others (each less than 1.0%)	4.8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand (shares or dollars).

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for international investments are approximately $5,605,000 and 99.2%, respectively.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68
Aggregate gross unrealized depreciation	(2,228)

Net unrealized appreciation/depreciation	($2,160)

Federal income tax cost of investments	$7,810

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 24	$ —
Level 2 - Other significant observable inputs	5,626	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 5,650	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 100.1%
		Common Stocks — 93.0%
		Brazil — 12.3%
6		Banco Itau Holding Financeira SA, ADR (m)	61
5		Centrais Eletricas Brasileiras S.A. (m)	51
2		Cia de Concessoes Rodoviarias (m)	19
1		Cia de Saneamento Basico do Estado de Sao Paulo, ADR (m)	30
6		Companhia Vale do Rio Doce, ADR (m)	83
2		Empresa Brasileira de Aeronautica SA, ADR (m)	33
3		Petroleo Brasileiro S.A., ADR (m)	84
3		Tractebel Energia S.A. (m)	27

			388

		China — 11.8%
94		Bank of China Ltd., Class H (m)	25
118		China Construction Bank Corp., Class H	58
18		China Life Insurance Co., Ltd., Class H (m)	47
9		China Mobile Ltd. (m)	76
82		China Petroleum & Chemical Corp., Class H (m)	44
143		Industrial & Commercial Bank of China, Class H (m)	60
72		PetroChina Co., Ltd., Class H	53
1		Tencent Holdings Ltd. (m)	9

			372

		Czech Republic — 3.9%
2		CEZ (m)	57
—	(h)	Komercni Banka AS (m)	22
2		Telefonica O2 AS (m)	44

			123

		Egypt — 1.7%
5		Commercial International Bank (m)	32
1		Egyptian Co. for Mobile Services (m)	24

			56

		Hong Kong — 2.7%
92		Chaoda Modern Agriculture Holdings Ltd. (m)	58
28		China Unicom Hong Kong Ltd. (m)	26

			84

		Hungary — 1.2%
11		Magyar Telekom Telecommunications plc (m)	27
—	(h)	MOL Hungarian Oil and Gas Nyrt. (m)	11

			38

		India — 2.1%
1		ICICI Bank Ltd., ADR (m)	16
1		Infosys Technologies Ltd., ADR (m)	17
1		Reliance Industries Ltd., GDR (e)	35

			68

		Indonesia — 1.3%
169		Bank Central Asia Tbk PT (m)	40

		Israel — 2.0%
2		Partner Communications (m)	31
1		Teva Pharmaceutical Industries Ltd., ADR (m)	34

			65

		Luxembourg — 0.4%
2		Evraz Group S.A., GDR	13

		Mexico — 5.0%
1		America Movil S.A.B. de C.V., Series L, ADR (m)	21
1		Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	33
27		Grupo Financiero Banorte S.A.B. de C.V., Class O	35
11		Kimberly-Clark de Mexico S.A.B. de C.V., Class A	35
2		Telefonos de Mexico S.A.B. de CV, Series L, ADR (m)	33

			157

		Poland — 2.5%
—	(h)	Bank Pekao S.A. (m)	13
2		KGHM Polska Miedz S.A. (m)	17
9		Telekomunikacja Polska S.A. (m)	48

			78

		Russia — 2.9%
3		Gazprom OAO, ADR (m)	36
2		Gazpromneft OAO, ADR (m)	23
—	(h)	Tatneft, GDR (m)	16
2		Vimpel-Communications, ADR (m)	15

			90

		South Africa — 10.6%
4		Massmart Holdings Ltd. (m)	31
5		Murray & Roberts Holdings Ltd. (m)	20
13		Sanlam Ltd. (m)	20
2		Sasol Ltd. (m)	57
10		Shoprite Holdings Ltd. (m)	54
10		Spar Group Ltd. (The) (m)	52
3		Telkom S.A. Ltd. (m)	37
1		Tiger Brands Ltd. (m)	17
13		Truworths International Ltd. (m)	46

			334

		South Korea — 14.4%
1		Hyundai Department Store Co., Ltd. (a) (m)	25
1		Hyundai Motor Co. (m)	41
2		Korea Electric Power Corp. (a) (m)	38
2		Korea Plant Service & Engineering Co., Ltd. (a) (m)	39
1		KT&G Corp. (m)	50
1		LG Chem Ltd. (m)	39
1		LG Electronics, Inc. (m)	35
7		LG Telecom Ltd. (m)	48
4		LIG Insurance Co., Ltd. (m)	30
—	(h)	Samsung Electronics Co., Ltd. (m)	75
—	(h)	SK Telecom Co., Ltd. (m)	32

			452

		Taiwan — 13.8%
2		Acer, Inc., GDR (m)	15
1		Chunghwa Telecom Co., Ltd., ADR (m)	15
6		Compal Electronics, Inc., GDR (m)	15
1		First Financial Holding Co., Ltd. (m)	—	(h)
18		Formosa Chemicals & Fibre Corp. (m)	19
64		Fubon Financial Holding Co., Ltd. (m)	38
35		Gemtek Technology Corp. (m)	46
4		Giant Manufacturing Co.., Ltd.. (m)	9
2		HTC Corp. (m)	19
1		MediaTek, Inc. (m)	7
48		Quanta Computer, Inc. (m)	46
9		Siliconware Precision Industries Co., ADR (m)	39
45		Taiwan Mobile Co., Ltd. (m)	63
11		Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	85
24		TSRC Corp. (m)	17
1		WPG Holdings Co. Ltd. (m)	—	(h)

			433

		Thailand — 0.7%
11		Bangkok Bank PCL (m)	22

		Turkey — 3.5%
7		Aksigorta AS (m)	11
1		BIM Birlesik Magazalar AS (m)	17
3		Tekfen Holding AS (m)	5
7		Turk Hava Yollari (a) (m)	24
8		Turk Telekomunikasyon AS (a) (m)	19
13		Turkiye Halk Bankasi AS (m)	34

			110

		United Arab Emirates — 0.2%
17		Arabtec Holding Co. (m)	5

		Total Common Stocks (Cost $4,337)	2,928

		Participation Notes — 3.3%
		India — 3.3%
11		Bank of India, expiring 05/02/11 (a) (e) (m)	56
3		Gail India, Ltd., expiring 09/29/11 (m)	14
2		Oil & Natural Gas Corp. Ltd., expiring 01/17/17 (a) (m)	32

			102

		Taiwan — 0.0%
1		Quanta Computer, Inc., expiring 01/24/17 (a) (e) (m)	1

		Total Participation Notes (Cost $130)	103

		Preferred Stocks — 3.8%
		Brazil — 3.8%
5		Brasil Telecom SA (m)	26
4		Cia Energetica de Minas Gerais (m)	51
1		Cia Paranaense de Energia (m)	8
4		Metalurgica Gerdau SA (m)	34

		Total Preferred Stocks (Cost $181)	119

		Total Investments — 100.1% (Cost $4,648)	3,150
		Liabilities in Excess of Other Assets — (0.1)%	(4)

		NET ASSETS — 100.0%	$3,146

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	15.0%
Oil, Gas & Consumable Fuels	12.4
Wireless Telecommunication Services	9.4
Diversified Telecommunication Services	9.2
Electric Utilities	6.5
Semiconductors & Semiconductor Equipment	6.5
Food & Staples Retailing	4.9
Metals & Mining	4.7
Insurance	3.4
Computers & Peripherals	3.0
Chemicals	2.4
Food Products	2.4
Tobacco	1.6
Communications Equipment	1.5
Specialty Retail	1.5
Automobiles	1.3
Commercial Services & Supplies	1.2
Diversified Financial Services	1.2
Household Durables	1.1
Household Products	1.1
Pharmaceuticals	1.1
Beverages	1.0
Aerospace & Defense	1.0
Construction & Engineering	1.0
Water Utilities	1.0
Others (each less than 1.0%)	4.6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

(a)		Non-income producing security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)		Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage of the investments that apply the fair valuation policy for the international investments as described in Note 2A are approximately $2,125 and 67.5%, respectively.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78
Aggregate gross unrealized depreciation	(1,576)

Net unrealized appreciation/depreciation	$(1,498)

Federal income tax cost of investments	$4,648

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 297	$ —
Level 2 - Other significant observable inputs	2,853	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 3,150	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 93.3%
	Common Stocks — 82.8%
	Argentina — 0.8%
136	Tenaris S.A., ADR (m)	2,700

	Brazil — 5.5%
1,518	Cia Vale do Rio Doce, ADR (m)	18,427

	Chile — 1.2%
110	Banco Santander Chile S.A., ADR (m)	3,909

	China — 14.2%
1,330	Anhui Conch Cement Co., Ltd., Class H (a) (m)	6,374
5,419	China Merchants Bank Co., Ltd., Class H (m)	8,750
2,613	China Mobile Ltd. (m)	23,522
2,678	China National Building Material Co., Ltd., Class H (m)	2,901
734	Ping An Insurance Group Co. of China Ltd., Class H (m)	3,177
1,468	Tsingtao Brewery Co., Ltd., Class H (m)	2,783

		47,507

	Egypt — 1.1%
90	Orascom Construction Industries (m)	1,819
473	Orascom Telecom Holding SAE (m)	1,877

		3,696

	Hong Kong — 4.0%
724	Esprit Holdings Ltd. (m)	3,845
11,012	GOME Electrical Appliances Holdings Ltd. (f) (m)	1,591
2,982	Li & Fung Ltd.	5,932
1,024	Yue Yuen Industrial Holdings Ltd.	1,865

		13,233

	Hungary — 0.4%
11	Richter Gedeon Nyrt., ADR (e) (m)	1,281
1	Richter Gedeon Nyrt. (m)	137

		1,418

	India — 11.6%
272	ACC Ltd. (m)	2,785
914	Ambuja Cements Ltd., GDR (m)	1,317
805	Bharti Airtel Ltd. (a) (m)	10,327
335	Housing Development Finance Corp., Ltd. (m)	10,340
187	Infosys Technologies Ltd. ADR (m)	4,956
179	Infosys Technologies Ltd. (m)	4,706
389	Reliance Capital Ltd. (m)	3,288
512	Zee Entertainment Enterprises Ltd. (m)	1,137

		38,856

	Indonesia — 2.6%
6,772	Bank Rakyat Indonesia (m)	2,651
153	Telekomunikasi Indonesia Tbk PT, ADR (m)	3,356
3,783	Unilever Indonesia Tbk PT (m)	2,606

		8,613

	Israel — 2.0%
165	Teva Pharmaceutical Industries Ltd., ADR (m)	6,839

	Malaysia — 1.2%
339	British American Tobacco Malaysia Bhd (m)	4,149

	Mexico — 9.5%
462	America Movil S.A.B. de C.V., Series L, ADR (m)	13,160
281	Cemex S.A.B. de C.V., ADR (a) (m)	2,189
270	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	7,592
2,577	Grupo Financiero Banorte S.A.B. de C.V., Class O (c)	3,402
2,645	Wal-Mart de Mexico S.A.B. de C.V., Series V (c)	5,521

		31,864

	Russia — 1.7%
6	Gazprom OAO, ADR (m)	75
141	Gazprom OAO, ADR (m)	1,820
195	Mechel, ADR (m)	663
4,061	Sberbank (m)	1,889
223	Vimpel-Communications, ADR (m)	1,359

		5,806

	South Africa — 10.7%
1,458	African Bank Investments Ltd. (m)	3,721
2,715	FirstRand Ltd. (m)	3,917
446	Impala Platinum Holdings Ltd. (m)	5,105
543	Massmart Holdings Ltd. (m)	4,279
1,020	MTN Group Ltd. (m)	9,676
347	Sasol Ltd. (m)	9,249

		35,947

	South Korea — 9.5%
66	Hyundai Mobis (a) (m)	3,076
92	Hyundai Motor Co. (m)	3,122
128	KT&G Corp., (m)	7,683
19	POSCO (m)	4,961
21	Samsung Electronics Co., Ltd. (m)	7,392
18	Shinsegae Co., Ltd. (m)	5,682

		31,916

	Taiwan — 4.9%
2,544	HON HAI Precision Industry Co., Ltd. (m)	4,480
507	President Chain Store Corp. (m)	1,194
3,182	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	3,908
927	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	6,991

		16,573

	Turkey — 1.5%
614	Akbank TAS (m)	1,765
507	Anadolu Efes Biracilik Ve Malt Sanayii AS (m)	3,388

		5,153

	United Kingdom — 0.4%
76	Anglo American plc (m)	1,369

	Total Common Stocks (Cost $336,927)	277,975

	Preferred Stocks — 10.5%

	Brazil — 10.5%
716	Banco Itau Holding Financeira S.A. (m)	7,249
108	Cia de Bebidas das Americas, ADR (m)	4,391
1,084	Petroleo Brasileiro S.A., ADR (m)	23,487

	Total Preferred Stocks (Cost $28,164)	35,127

	Total Long-Term Investments (Cost $365,091)	313,102

	Short-Term Investment — 6.5%

	Investment Company — 6.5%
21,823	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (Cost $21,823)	21,823

	Investments of Cash Collateral for Securities on Loan — 1.7%

	Investment Company — 1.7%
5,630	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $5,630)	5,630

	Total Investments — 101.5% (Cost $392,544 )	340,555

	Liabilities in Excess of Other Assets — (1.5)%	(4,941)

	NET ASSETS — 100.0%	$335,614

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments: (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Wireless Telecommunication Services	17.5%
Oil, Gas & Consumable Fuels	10.3
Metals & Mining	9.1
Commercial Banks	8.8
Semiconductors & Semiconductor Equipment	5.5
Beverages	5.4
Food & Staples Retailing	5.0
Construction Materials	4.6
Tobacco	3.5%
Diversified Financial Services	3.3
Thrifts & Mortgage Finance	3.1
IT Services	2.9
Pharmaceuticals	2.5
Distributors	1.8
Specialty Retail	1.6
Diversified Telecommunication Services	1.4
Electronic Equipment, Instruments & Components	1.3
Short-Term Investments	6.5
Others (each less than 1.0%)	5.9

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,192
Aggregate gross unrealized depreciation	(83,181)

Net unrealized appreciation/depreciation	($51,989)

Federal income tax cost of investments	$392,544

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Fair Valued Investment. The following are approximately the market value and percentage of the investments based on total investments (excluding Investments of Cash Collateral for Securities on Loan) that are fair valued (amounts in thousands):

	Value	Percentage

	$1,591	0.5%

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments (excluding Investments of Cash Collateral for Securities on Loan) of the investments that apply the fair valuation policy for the international investments are approximately $192,145,000 and 57.4%, respectively.

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 48,581	$ -
Level 2 - Other significant observable inputs	290,383	-
Level 3 - Significant unobservable inputs	1,591	-
Total	$ 340,555	$ -

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 10/31/08	$ -	$ -
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net amortization/accretion	-	-
Net purchases (sales)	-	-
Net transfers in (out) of Level 3	1,591	-
Balance as of 01/31/09	$ 1,591	$ -

* Other financial instruments may include futures, forwards and swap contracts.
Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

JPMorgan Global Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 97.4%

		Common Stocks — 97.4%

		Australia — 1.9%
2		InterOil Corp. (a) (m)	29

		Austria — 3.0%
1		Intercell AG (a)	42
—	(h)	Schoeller-Bleckmann Oilfield Equipment AG (m)	4

			46

		Belgium — 2.6%
2		Anheuser-Busch InBev N.V. (m)	40

		China — 1.9%
30		China Construction Bank Corp., Class H	15
7		China Shenhua Energy Co., Ltd., Class H (m)	15

			30

		France — 6.9%
1		AXA S.A.	23
1		Compagnie Generale des Etablissements
		Michelin, Class B	21
3		Rhodia S.A. (m)	13
—	(h)	Schneider Electric S.A.	8
—	(h)	Societe Generale (m)	12
1		Sodexo	28

			105

		Germany — 5.3%
1		Bayer AG	36
1		Lanxess AG (m)	22
—	(h)	Wincor Nixdorf AG	23

			81

		Greece — 0.9%
4		Corinth Pipeworks S.A. (a) (m)	4
3		Sidenor Steel Products Manufacturing Co. S.A. (m)	10

			14

		Hong Kong — 5.2%
28		Belle International Holdings Ltd. (m)	11
9		Hengan International Group Co. Ltd. (m)	30
30		Huabao International Holdings Ltd. (m)	19
10		Li & Fung Ltd.	20

			80

		India — 1.5%
—	(h)	Infosys Technologies Ltd., ADR (m)	13
1		Reliance Capital Ltd., ADR (m)	9

			22

		Italy — 1.3%
6		Intesa Sanpaolo S.p.A. (m)	20

		Japan — 13.2%
1		Chugai Pharmaceutical Co., Ltd. (m)	19
5		Daiwa Securities Group, Inc. (m)	28
1		Elpida Memory, Inc. (a)	10
—	(h)	Japan Tobacco, Inc. (m)	32
3		Kubota Corp.	16
2		Mitsubishi Corp. (m)	21
3		Mitsubishi Electric Corp. (m)	14
3		Mitsui & Co., Ltd. (m)	31
—	(h)	Nintendo Co., Ltd. (m)	31

			202

		Netherlands — 0.7%
1		TNT N.V. (m)	10
3		Vimetco N.V., GDR (a) (m)	1

			11

		South Africa — 1.2%
7		African Bank Investments Ltd. (m)	18

		Spain — 2.0%
4		Banco Santander S.A. (m)	30

		Sweden — 0.8%
2		Atlas Copco AB, Class A	12

		Switzerland — 3.5%
—	(h)	ACE Ltd. (m)	16
1		Credit Suisse Group AG (m)	26
—	(h)	Swatch Group AG (The) (m)	12

			54

		United Arab Emirates — 0.4%
5		Lamprell plc (m)	6

		United Kingdom — 12.6%
4		3i Group plc (m)	14
14		Afren plc (a) (m)	4
25		Aricom plc (a) (m)	7
3		BAE Systems plc (m)	18
9		Beazley Group plc (m)	17
1		BG Group plc (m)	17
2		Hikma Pharmaceuticals plc (m)	9
1		Imperial Tobacco Group plc (m)	29
3		Intercontinental Hotels Group plc (m)	22
3		International Power plc (m)	11
9		TUI Travel plc (m)	29
2		Vedanta Resources plc (m)	15

			192

		United States — 32.5%
1		Abbott Laboratories (m)	30
—	(h)	C.R. Bard, Inc. (m)	30
—	(h)	Celgene Corp. (a) (m)	22
3		Corning, Inc. (m)	32
—	(h)	Ecolab, Inc. (m)	15
—	(h)	Gilead Sciences, Inc. (a) (m)	24
—	(h)	Goldman Sachs Group, Inc. (The) (m)	14
—	(h)	Google, Inc., Class A (a) (m)	15
1		Hewlett-Packard Co. (m)	23
2		Johnson Controls, Inc. (m)	19
1		Lam Research Corp. (a) (m)	12
2		Microsoft Corp. (m)	27
1		Morgan Stanley (m)	29
2		News Corp., Class B (m)	13
—	(h)	Nike, Inc., Class B (m)	20
—	(h)	Norfolk Southern Corp. (m)	12
1		PACCAR, Inc. (m)	17
1		Paychex, Inc. (m)	14
1		Staples, Inc. (m)	20
1		State Street Corp. (m)	20
1		SYSCO Corp. (m)	26
2		TD AMERITRADE Holding Corp. (a) (m)	21
2		Time Warner, Inc. (m)	15
1		Walt Disney Co. (The) (m)	26
			496

		Total Investments — 97.4% (Cost $2,106)	1,488

		Other Assets in Excess of Liabilities — 2.6%	40

		NET ASSETS — 100.0%	$1,528

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Capital Markets	10 .2%
Pharmaceuticals	6 .3
Biotechnology	5 .9
Hotels, Restaurants & Leisure	5 .3
Commercial Banks	5 .2
Chemicals	4 .6
Oil, Gas & Consumable Fuels	4 .4
Tobacco	4 .1
Software	3 .9
Insurance	3 .8
Media	3 .6
Trading Companies & Distributors	3 .5
Computers & Peripherals	3 .2
Machinery	3 .0
Auto Components	2 .7
Beverages	2 .7
Metals & Mining	2 .5
Textiles, Apparel & Luxury Goods	2 .1
Communications Equipment	2 .1
Specialty Retail	2 .1
Health Care Equipment & Supplies	2 .0
Personal Products	2 .0
Diversified Financial Services	1 .8
IT Services	1 .8
Food & Staples Retailing	1 .8
Semiconductors & Semiconductor Equipment	1 .5
Electrical Equipment	1 .5
Distributors	1 .3
Aerospace & Defense	1 .2
Internet Software & Services	1 .0
Others (each less than 1.0%)	2 .9

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding

1	E-mini S&P 500 Index	03/20/09	$41	$(3)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/09		NET UNREALIZED APPRECIATION (DEPRECIATION)

1,219,205	JPY
138,955	for ZAR	03/11/09	$13	#	$13	#	$—	(h)

59,259	AUD	03/11/09	38		38		—	(h)

75,535	CAD	03/11/09	60		61		1

49,499	CHF	03/11/09	42		43		1

53,341	DKK	03/11/09	9		9		—	(h)

38,595	EUR	03/11/09	51		49		(2)

28,506	GBP	03/11/09	39		41		2

235,729	HKD	03/11/09	30		30		—	(h)

1,446,811	JPY	03/11/09	16		16		—	(h)

93,642	NOK	03/11/09	13		14		1

106,872	SEK	03/11/09	13		13		—	(h)

22,517	SGD	03/11/09	15		15		—	(h)

			$339		$342		$3

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/09		NET UNREALIZED APPRECIATION (DEPRECIATION)

20,014	CHF	03/11/09	$16		$17		$(1)

119,762	EUR	03/11/09	153		153		—	(h)

62,525	GBP	03/11/09	92		91		1

726,446	HKD	03/11/09	94		94		—	(h)

4,043,624	JPY	03/11/09	45		45		—	(h)

			$400		$400		$—	(h)

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/09 of the currency being sold, and the value at 01/31/09 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $924,000 and 62.1%, respectively.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62
Aggregate gross unrealized depreciation	(680)

Net unrealized appreciation/depreciation	($618)

Federal income tax cost of investments	$2,106

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 554	$ 3	$ (3)
Level 2 - Other significant observable inputs	934	—	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$ 1,488	$ 3	$ (3)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in U.S. Dollars, unless otherwise noted) (Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 90.5%
	Asset-Backed Securities — 0.8%
	United States — 0.8%
19	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A21, VAR, 0.429%, 07/25/36	18
94	Morgan Stanley ABS Capital I, Series 2006-WMC1, Class A2B, VAR, 0.589%, 12/25/35	80
16	New Century Home Equity Loan Trust, Series 2005-C, Class A2B, VAR, 0.559%, 12/25/35	15

	Total Asset-Backed Securities (Cost $126)	113

	Collateralized Mortgage Obligations — 2.2%
	Non-Agency CMO — 2.2%
195	Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A, VAR, 0.599%, 03/19/36	83
	WaMu Mortgage Pass-Through Certificates,
174	Series 2005-AR15, Class A1A1, VAR, 0.649%, 11/25/45	86
167	Series 2005-AR17, Class A1A1, VAR, 0.659%, 12/25/45	79
168	Series 2005-AR2, Class 2A21, VAR, 0.719%, 01/25/45	76

	Total Collateralized Mortgage Obligations (Cost $550)	324

SHARES

		Common Stocks — 26.4%
		Australia — 0.6%
8		Australia & New Zealand Banking Group Ltd. (m)	64
1		Macquarie Group Ltd.	17

			81

		Austria — 0.3%
1		Oesterreichische Post AG	42

		Brazil — 0.6%
3		Cia Energetica de Minas Gerais, ADR (m)	39
4		Cia Vale do Rio Doce, ADR (m)	45

			84

		China — 0.4%
28		China Shenhua Energy Co., Ltd., Class H (m)	59

		Finland — 1.0%
4		Nokia OYJ (m)	52
5		Sampo OYJ, Class A (m)	83

			135

		France — 2.2%
1		BNP Paribas (m)	40
2		GDF Suez	81
2		Total S.A. (m)	104
4		Vivendi (m)	91

			316

		Germany — 1.5%
2		Daimler AG	57
3		E.ON AG (m)	87
1		Muenchener Rueckversicherungs AG	77

			221

		Greece — 0.3%
3		National Bank of Greece S.A. (m)	50

		Hong Kong — 0.4%
9		CLP Holdings Ltd. (m)	61

		Italy — 1.1%
4		ENI S.p.A. (m)	91
25		Intesa Sanpaolo S.p.A. (m)	80

			171

		Japan — 0.9%
3		Canon, Inc. (m)	79
—	(h)	Nintendo Co., Ltd. (m)	62

			141

		Netherlands — 2.6%
2		Akzo Nobel N.V. (m)	77
7		Koninklijke KPN N.V. (m)	93
6		Royal Dutch Shell plc, Class A (m)	150
3		Unilever N.V., CVA (m)	73

			393

		South Africa — 0.1%
8		African Bank Investments Ltd. (m)	20

		Spain — 1.4%
7		Banco Santander S.A. (m)	53
9		Iberdrola S.A. (m)	70
4		Telefonica S.A. (m)	69

			192

		Sweden — 0.8%
8		Atlas Copco AB, Class A	53
2		Hennes & Mauritz AB, Class B	64

			117

		Switzerland — 1.3%
1		Credit Suisse Group AG (m)	37
—	(h)	Roche Holding AG (m)	63
1		Zurich Financial Services AG (m)	95

			195

		Taiwan — 0.9%
5		Chunghwa Telecom Co., Ltd., ADR (m)	76
7		Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	50

			126

		United Kingdom — 2.1%
3		British American Tobacco plc (m)	89
4		GlaxoSmithKline plc (m)	64
5		HSBC Holdings plc (m)	42
60		Vodafone Group plc (m)	112

			307

		United States — 7.9%
1		Abbott Laboratories (m)	80
7		Altria Group, Inc. (m)	122
2		AT&T, Inc. (m)	38
3		Bristol-Myers Squibb Co. (m)	73
2		Coca-Cola Co. (The) (m)	88
3		Dow Chemical Co. (The) (m)	39
2		DTE Energy Co. (m)	60
1		Exxon Mobil Corp. (m)	65
2		McDonald’s Corp. (m)	95
3		Merck & Co., Inc. (m)	95
4		Microsoft Corp. (m)	71
1		Occidental Petroleum Corp. (m)	63
1		Paychex, Inc. (m)	31
4		Pfizer, Inc. (m)	54
2		U.S. Bancorp (m)	27
1		Verizon Communications, Inc. (m)	41
4		Wells Fargo & Co. (m)	70
2		Xcel Energy, Inc. (m)	40

			1,152

		Total Common Stocks (Cost $5,307)	3,863

PRINCIPAL AMOUNT

	Corporate Bonds — 40.7%
	Canada — 0.9%
50	Quebecor Media, Inc., 7.750%, 03/15/16	39
50	Quebecor World Capital Corp., 6.125%, 11/15/13 (d)	2
50	Quebecor World, Inc., 9.750%, 01/15/15 (d) (e)	3
100	Videotron Ltee, 6.875%, 01/15/14	95

		139

	Cayman Islands — 0.4%
100	Seagate Technology HDD Holdings, 6.800%, 10/01/16	53

	Luxembourg — 0.5%
75	FMC Finance III S.A., 6.875%, 07/15/17	72

	Netherlands — 0.6%
100	KazMunaiGaz Finance Sub BV, 9.125%, 07/02/18	72
50	NXP BV/NXP Funding LLC, 7.875%, 10/15/14	14

		86

	Russia — 0.4%
81	Gazprom International S.A., 7.201%, 02/01/20	66

	Singapore — 0.6%
100	Flextronics International Ltd., 6.250%, 11/15/14	77

	United Kingdom — 0.6%
100	Virgin Media Finance plc, 9.125%, 08/15/16	84

	United States — 35.9%
100	ACE Cash Express, Inc., 10.250%, 10/01/14 (e)	19
50	AES Corp. (The), 8.750%, 05/15/13 (e)	50
30	Airgas, Inc., 7.125%, 10/01/18 (e)	28
150	Alliance One International, Inc., 11.000%, 05/15/12	130
	Allied Waste North America, Inc.
50	6.125%, 02/15/14	48
100	7.125%, 05/15/16	98
25	American Tire Distributors, Inc., VAR, 7.709%, 04/01/12	19
100	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 05/20/16	92
16	Associated Materials, Inc., 9.750%, 04/15/12	14
100	Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., 10.500%, 08/15/14	23
70	Biomet, Inc., 10.000%, 10/15/17	71
50	Block Communications, Inc., 8.250%, 12/15/15 (e)	36
50	Broder Brothers Co., 11.250%, 10/15/10	12
50	Calfrac Holdings LP, 7.750%, 02/15/15 (e)	31
100	CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13	73
50	Central Garden and Pet Co., 9.125%, 02/01/13	35
100	Chiquita Brands International, Inc., 8.875%, 12/01/15	82
50	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	48
30	Citigroup Funding, Inc., 12.229%, 12/17/10	23
20	Collective Brands, Inc., 8.250%, 08/01/13	17
125	Constar International, Inc., VAR, 5.524%, 02/15/12	77
80	Constellation Brands, Inc., 8.375%, 12/15/14	80
	Continental Airlines, Inc.
34	7.487%, 10/02/10	31
82	9.558%, 09/01/19 (i)	49
20	Copano Energy LLC/Copano Energy
	Finance Corp., 7.750%, 06/01/18 (e)	15
10	Crown Castle International Corp., 9.000%, 01/15/15	10
40	CSC Holdings, Inc., 6.750%, 04/15/12	39
40	Dean Foods Co., 7.000%, 06/01/16	37
75	Delta Air Lines, Inc., 7.111%, 09/18/11	66
	DIRECTV Holdings LLC/DIRECTV Financing Co.
50	6.375%, 06/15/15	47
50	8.375%, 03/15/13	50
50	Dole Food Co., Inc., 8.625%, 05/01/09	47
25	Dollar General Corp., PIK, 11.875%, 07/15/17	23
20	Eastman Kodak Co., 7.250%, 11/15/13	13
75	Echostar DBS Corp., 7.000%, 10/01/13	71
50	El Paso Corp., 12.000%, 12/12/13	54
50	Encore Acquisition Co., 7.250%, 12/01/17	40
89	Eurofresh, Inc., 11.500%, 01/15/13 (d) (e)	20
25	FireKeepers Development Authority, 13.875%, 05/01/15 (e)	17
80	Ford Motor Co., 7.450%, 07/16/31	18
100	Ford Motor Credit Co. LLC, VAR, 4.010%, 01/13/12	62
55	Forest Oil Corp., 7.250%, 06/15/19	46
25	Frontier Oil Corp., 8.500%, 09/15/16	24
100	General Cable Corp., VAR, 3.810%, 04/01/15	67
	General Motors Corp.
10	6.750%, 05/01/28	1
120	8.375%, 07/15/33	17
25	General Nutrition Centers, Inc., PIK, 7.584%, 03/15/14	15
75	Georgia-Pacific LLC, 7.125%, 01/15/17 (e)	69
100	Goldman Sachs Capital II, VAR, 5.793%, 06/01/12 (x)	36
100	Harland Clarke Holdings Corp., VAR, 6.899%, 05/15/15	33
100	HCA, Inc., 9.250%, 11/15/16	96
100	Holly Energy Partners LP, 6.250%, 03/01/15	74
30	HSN, Inc., 11.250%, 08/01/16 (e)	22
100	Idearc, Inc., 8.000%, 11/15/16	3
50	Intcomex, Inc., 11.750%, 01/15/11 (i)	19
100	iPCS, Inc., VAR, 5.317%, 05/01/13	71
25	Jarden Corp., 7.500%, 05/01/17	18
100	JB Poindexter & Co., Inc., 8.750%, 03/15/14	56
40	Kansas City Southern Railway, 8.000%, 06/01/15	36
100	Knowledge Learning Corp., Inc., 7.750%, 02/01/15 (e)	77
100	L-3 Communications Corp., 6.375%, 10/15/15	94
	Lamar Media Corp.,
50	6.625%, 08/15/15	38
25	Land O’ Lakes, Inc., 9.000%, 12/15/10	25
90	Level 3 Financing, Inc., 9.250%, 11/01/14	65
50	Mac-Gray Corp., 7.625%, 08/15/15	46
100	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., 6.875%, 12/15/11 (d)	3
5	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.875%, 11/01/14	4
40	Mashantucket Western Pequot Tribe, 8.500%, 11/15/15 (e)	14
10	Mediacom LLC/Mediacom Capital Corp., 9.500%, 01/15/13	9
50	Meritage Homes Corp., 7.000%, 05/01/14	32
50	MetroPCS Wireless, Inc., 9.250%, 11/01/14	46
100	Mirant North America LLC, 7.375%, 12/31/13	96
100	Mosaic Co. (The), 7.375%, 12/01/14 (e)	96
75	NewPage Corp., 12.000%, 05/01/13	18
100	Omnicare, Inc., 6.875%, 12/15/15	90
100	PHI, Inc., 7.125%, 04/15/13	64
50	Pilgrim’s Pride Corp., 7.625%, 05/01/15	20
100	PolyOne Corp., 8.875%, 05/01/12	44
25	Polypore, Inc., 8.750%, 05/15/12	19
100	Quality Distribution LLC/QD Capital Corp., 9.000%, 11/15/10 (i)	31
100	Qwest Corp., 7.625%, 06/15/15	90
120	Range Resources Corp., 7.500%, 05/15/16	113
50	RBS Global, Inc./Rexnord LLC, 8.875%, 09/01/16	35
100	Reliant Energy, Inc., 7.625%, 06/15/14	82
2	RH Donnelley Corp., 6.875%, 01/15/13	—	(h)
66	RH Donnelley, Inc., 11.750%, 05/15/15 (e)	20
100	Rite Aid Corp., 7.500%, 03/01/17	58
100	Sabine Pass LNG LP, 7.250%, 11/30/13	74
30	Sanmina-SCI Corp., VAR, 4.746%, 06/15/14 (e)	18
25	Seminole Hard Rock Entertainment, Inc., VAR, 4.496%, 03/15/14 (e)	12
100	Service Corp. International, 7.000%, 06/15/17	91
25	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	15
100	Smithfield Foods, Inc., 7.750%, 05/15/13	72
50	Sotheby’s, 7.750%, 06/15/15 (e) (i)	27
25	Southwestern Energy Co., 7.500%, 02/01/18 (e)	24
100	Spansion, Inc., VAR, 5.93%, 06/01/13 (d) (e)	25

100		Spectrum Brands, Inc., 7.38%, 02/01/15	19
140		Sprint Nextel Corp., 6.000%, 12/01/16	94
50		SPX Corp., 7.625%, 12/15/14 (e)	46
50		Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	35
100		Sterling Chemicals, Inc., 10.250%, 04/01/15	84
10		Stewart Enterprises, Inc., 6.250%, 02/15/13	9
100		Swift Energy Co., 7.125%, 06/01/17	67
50		Targa Resources Partners LP, 8.250%, 07/01/16 (e)	36
75		TeamHealth, Inc., 11.250%, 12/01/13	60
80		Tenet Healthcare Corp., 9.875%, 07/01/14	64
100		Terra Capital, Inc., 7.000%, 02/01/17	91
25		Texas Competitive Electric Holdings Co. LLC, 10.500%, 11/01/15 (e)	19
50		Time Warner Telecom Holdings, Inc., 9.250%, 02/15/14	46
50		Unisys Corp., 12.500%, 01/15/16	20
50		United Rentals North America, Inc., 6.500%, 02/15/12	41
100		Valassis Communications, Inc., 8.250%, 03/01/15	25
50		Vanguard Health Holding Co. II LLC, 9.000%, 10/01/14	45
25		Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 08/01/14	10
50		Viasystems, Inc., 10.500%, 01/15/11	36
25		Visant Corp., 7.625%, 10/01/12	23
25		W&T Offshore, Inc., 8.250%, 06/15/14 (e)	17
100		Westlake Chemical Corp., 6.625%, 01/15/16	53
50		Williams Partners LP/Williams Partners Finance Corp., 7.250%, 02/01/17	45
25		Windstream Corp., 8.625%, 08/01/16	25
50		Wolverine Tube, Inc., 10.500%, 04/01/09	42

			5,257

		Venezuela — 0.8%
350		Petroleos de Venezuela S.A., 5.375%, 04/12/27	113

		Total Corporate Bonds (Cost $8,625)	5,947

		Foreign Government Securities — 5.3%
		Argentina — 0.9%
460		Republic of Argentina, VAR, 1.801%, 08/03/12	134

		Brazil — 0.8%
100		Federal Republic of Brazil, 11.000%, 08/17/40	124

		Dominican Republic — 0.3%
46		Government of Dominican Republic, 9.500%, 09/27/11	43

		Indonesia — 0.4%
100		Republic of Indonesia, 6.625%, 02/17/37	67

		Mexico — 0.9%
100		United Mexican States, 11.375%, 09/15/16	132

		Peru — 0.4%
50		Republic of Peru, 9.875%, 02/06/15	59

		Russia — 0.2%
22		Russian Federation, 12.750%, 06/24/28	29

		Turkey — 0.2%
30		Republic of Turkey, 8.000%, 02/14/34	27

		Ukraine — 0.7%
225		Government of Ukraine, 6.580%, 11/21/16	101

		Uruguay — 0.3%
50		Republic of Uruguay, 7.625%, 03/21/36	41

		Venezuela — 0.2%
55		Republic of Venezuela, 9.000%, 05/07/23	25

		Total Foreign Government Securities (Cost $848)	782

		Loan Participations & Assignments — 11.2%
		United States — 11.2%
		Baldor Electric Co., Term Loan,
42		2.188%, 01/31/14	37
41		2.937%, 01/31/14	35
249		Calpine Corp., 1st Priority Lien, 4.335%, 03/29/14	191
7		Community Health Systems, Inc., Delayed Draw Term Loan, 1.000%, 07/25/14	6
		Community Health Systems, Inc., Term Loan,
17		4.439%, 07/25/14	15
125		4.446%, 07/25/14	105
150		CSC Holdings, Inc., Incremental Term Loan, 2.083%, 03/29/13	134
		Dollar General Corp., Tranche B-1 Term Loan,
24		3.079%, 07/03/14	20
—	(h)	3.156%, 07/03/14	—	(h)
42		3.159%, 07/03/14	36
84		3.924%, 07/03/14	71
		First Data Corp., Initial Tranche B3, Term Loan,
93		3.139%, 09/24/14	58
6		3.159%, 09/24/14	4
		Fresenius Medical Care, Term Loan B,
6		2.535%, 03/31/11	5
11		2.841%, 03/31/11	10
102		2.842%, 03/31/11	92
27		2.843%, 03/31/11	25
28		2.953%, 03/31/11	25
		Georgia-Pacific, Term Loan B,
7		2.409%, 12/20/12	6
6		3.459%, 12/20/12	5
173		3.689%, 12/20/12	149
150		HCA, Inc., Term Loan B, 3.709%, 11/18/13	124
8		IASIS Healthcare Corp., Letter of Credit, 0.319%, 03/15/14	7
90		IASIS Healthcare Corp., Term Loan, Contract 2, 2.409%, 03/14/14	76
150		Lyondell Chemical Co., U.S. Tranche B1 Dollar Term Loan, 7.000%, 12/20/14	48
		MetroPCS Wireless, Inc., Term Loan B,
54		2.688%, 11/03/13	47
96		3.437%, 11/03/13	82
79		NRG Energy, Inc. (Opco), Credit-Linked Deposit, 1.359%, 02/01/13	73
114		NRG Energy, Inc. (Opco), Term Loan B, 1.909%, 02/01/13	106
45		NRG Opco, Term Loan B, 1.909%, 02/01/13	42

		Total Loan Participations & Assignments (Cost $1,692)	1,634

SHARES

	Preferred Stocks — 1.8%
	Germany — 0.4%
1	RWE AG (m)	50

	United States — 1.4%
3	Apartment Investment & Management Co., Series U, 7.750%, 03/24/09 (m) (x)	45
1	KeyCorp Capital X, 8.000%, 03/15/13 (m) (x)	21
2	Kilroy Realty Corp., Series F, 7.500%, 12/08/09 (m) (x)	25
1	PS Business Parks, Inc., Series K, 7.950%, 06/30/09 (m) (x)	28
2	Public Storage, Series M, 6.625%, 01/09/12 (m) (x)	34
2	Taubman Centers, Inc., Series G, 8.000%, 11/23/09 (m) (x)	26
1	Wachovia Capital Trust IX, 6.375%, 06/01/12 (m) (x)	22
1	Weingarten Realty Investors, Series F, 6.500%, 01/30/12 (x)	8

		209

	Total Preferred Stocks (Cost $329)	259

PRINCIPAL AMOUNT

	U.S. Treasury Obligation — 2.1%
305	U.S. Treasury Notes, 2.125%, 01/31/10 (k) (Cost $310)	310

	Total Long-Term Investments (Cost $17,787)	13,232

SHARES

	Short-Term Investment — 6.4%
	Investment Company — 6.4%
938	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (Cost $938)	938

	Total Investments — 96.9% (Cost $18,725)	14,170

	Other Assets in Excess of Liabilities — 3.1%	451

	NET ASSETS — 100.0%	14,621

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
29	E-mini S&P 500 Index	03/20/09	1,193	(97)
	Short Futures Outstanding
(5)	Euro FX	03/16/09	(799)	8
(22)	Dow Jones Euro STOXX 50 Index	03/20/09	(628)	51

				(38)

Summary of Investments by Industry, January 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Oil, Gas & Consumable Fuels	9.4%
Foreign Governments	6.3
Media	6.2
Health Care Providers & Services	5.9
Chemicals	4.5
Diversified Telecommunication Services	3.8
Independent Power Producers & Energy Traders	3.5
Commercial Banks	3.3
Wireless Telecommunication Services	3.3
Pharmaceuticals	3.0
Multi-Utilities	2.7
Food Products	2.6
Tobacco	2.4
Non-Agency CMO	2.3
U.S. Treasury Obligation	2.2
Electric Utilities	1.9
Paper & Forest Products	1.8
Insurance	1.8
Diversified Consumer Services	1.8
Commercial Services & Supplies	1.5
Electrical Equipment	1.2
Beverages	1.2
Real Estate Investment Trusts (REITs)	1.2
Machinery	1.1
Hotels, Restaurants & Leisure	1.1
Multiline Retail	1.1
Airlines	1.0
Short-Term Investment	6.6
Others (each less than 1.0%)	15.3

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
PIK	—	Payment-In-Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2009.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $2,551,000 and 18.0%, respectively.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135
Aggregate gross unrealized depreciation	(4,690)

Net unrealized appreciation/depreciation	(4,555)

Federal income tax cost of investments	$18,725

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 2,099	$ 59	$ (97)
Level 2 – Other significant observable inputs	12,071	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 14,170	$ 59	$ (97)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 93.2%

	Common Stocks — 93.2%

	Automobiles — 2.0%
14	Maruti Suzuki India Ltd.	161

	Commercial Banks — 12.2%
6	Axis Bank Ltd.	51
27	HDFC Bank Ltd.	509
51	ICICI Bank Ltd.	421

		981

	Construction & Engineering — 4.0%
23	Larsen & Toubro Ltd.	319

	Construction Materials — 1.3%
4	Grasim Industries Ltd.	101

	Diversified Consumer Services — 0.2%
5	Everonn Systems India Ltd. (a)	17

	Diversified Financial Services — 3.4%
86	Infrastructure Development Finance Co., Ltd.	100
20	Kotak Mahindra Bank Ltd.	115
7	Reliance Capital Ltd.	55

		270

	Electric Utilities — 3.6%
10	Reliance Infrastructure Ltd.	117
11	Tata Power Co., Ltd.	169

		286

	Electrical Equipment — 6.8%
9	ABB Ltd.	88
14	Bharat Heavy Electricals Ltd.	372
100	Exide Industries Ltd.	82

		542

	Household Products — 1.9%
28	Hindustan Unilever Ltd.	151

	Independent Power Producers & Energy Traders — 4.1%
85	NTPC Ltd.	326

	IT Services — 11.5%
21	Infosys Technologies Ltd.	548
14	Infosys Technologies Ltd., ADR	381

		929

	Oil, Gas & Consumable Fuels — 18.8%
35	Hindustan Petroleum Corp., Ltd.	203
18	Oil & Natural Gas Corp., Ltd.	237
40	Reliance Industries Ltd.	1,072

		1,512

	Pharmaceuticals — 3.7%
10	Dr Reddys Laboratories Ltd.	87
16	Piramal Healthcare Ltd.	67
7	Sun Pharmaceutical Industries Ltd.	142

		296

	Thrifts & Mortgage Finance — 6.6%
17	Housing Development Finance Corp., Ltd.	525

	Tobacco — 6.2%
136	ITC Ltd.	497

	Transportation Infrastructure — 0.8%
8	Mundra Port and Special Economic Zone Ltd.	63

	Wireless Telecommunication Services — 6.1%
30	Bharti Airtel Ltd. (a)	384
30	Reliance Communications Ltd.	103

		487

	Total Investments — 93.2% (Cost $16,740)	7,463

	Other Assets in Excess of Liabilities — 6.8%	541

	NET ASSETS — 100.0%	$8,004

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a) Non-income producing security.

The value and percentage, based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $7,082,000 and 94.9%, respectively.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41
Aggregate gross unrealized depreciation	(9,318)

Net unrealized appreciation/depreciation	$(9,277)

Federal income tax cost of investments	$16,740

During the period, the Fund adopted Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 381	$ —
Level 2 - Other significant observable inputs	7,082	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 7,463	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009
(Amounts in U.S. Dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Long-Term Investments — 95.4%

		Corporate Bonds — 10.1%

		Denmark — 3.9%
EUR	150	Nykredit Realkredit A/S, 4.000%, 01/01/12 (m)	199

		United Kingdom — 5.1%
EUR	60	Lloyds TSB Bank plc, 3.750%, 11/17/11 (m)	79
GBP	125	Network Rail MTN Finance plc, 4.875%, 03/06/09 (m)	182

			261

		United States — 1.1%
EUR	30	CL Capital Trust I, 7.047%, 04/26/12 (i) (x)	22
EUR	25	Goldman Sachs Group, Inc. (The), 4.000%, 02/02/15 (m)	25
	17	Lincoln National Corp., VAR, 7.000%, 05/17/66 (i)	8

			55

		Total Corporate Bonds (Cost 625)	515

		Foreign Government Securities — 81.8%
		Australia — 0.4%
AUD	33	New South Wales Treasury Corp., 5.500%, 03/01/17 (m)	22

		Belgium — 1.2%
EUR	50	Government of Belgium, 4.000%, 03/28/18 (m)	62

		Canada — 3.4%
		Government of Canada
CAD	100	3.750%, 06/01/12 (m)	86
CAD	40	4.000%, 06/01/16 (m)	36
CAD	50	5.750%, 06/01/33 (m)	53

			175

		Denmark — 0.9%
DKK	250	Republic of Denmark, 5.000%, 11/15/13 (m)	46

		Finland — 2.7%
EUR	100	Finland Government Bond, 4.250%, 09/15/12 (m)	135

		France — 4.7%
		Government of France
EUR	70	4.000%, 04/25/09 (m)	90
EUR	109	4.750%, 04/25/35 (m)	151

			241

		Germany — 20.3%
		Bundesrepublik Deutschland
EUR	35	3.750%, 01/04/17 (m)	47
EUR	60	3.750%, 01/04/19 (m)	79
EUR	6	4.000%, 10/11/13 (m)	8
EUR	359	4.250%, 01/04/14 (m)	496
EUR	220	4.250%, 07/04/18 (m)	304
EUR	67	5.500%, 01/04/31 (m)	102

			1,036

		Greece — 0.8%
EUR	30	Hellenic Republic of Greece, 5.900%, 10/22/22 (m)	39

		Italy — 4.5%
		Buoni Poliennali Del Tesoro
EUR	140	4.000%, 02/01/17 (m)	176
EUR	49	4.000%, 02/01/37 (m)	52

			228

		Japan — 23.7%
		Government of Japan
JPY	9,000	1.200%, 03/20/12 (m)	102
JPY	29,000	1.300%, 03/20/15 (m)	332
JPY	5,000	1.400%, 12/20/18 (m)	56
JPY	11,000	1.500%, 09/20/18 (m)	125
JPY	11,000	1.700%, 12/20/16 (m)	129
JPY	5,500	1.700%, 09/20/17 (m)	65
JPY	4,600	1.800%, 06/20/18 (m)	54
JPY	10,000	2.100%, 09/20/24 (m)	116
JPY	20,000	2.100%, 12/20/26 (m)	229

			1,208

		Mexico — 0.3%
MXN	200	United Mexican States, 8.000%, 12/19/13 (m)	14

		Netherlands — 8.2%
JPY	17,000	Bank Nederlandse Gemeenten, 1.850%, 11/07/16 (m)	185
		Kingdom of Netherlands
EUR	150	3.750%, 07/15/09 (m)	194
EUR	30	4.250%, 07/15/13 (m)	40

			419

		Poland — 0.6%
PLN	110	Government of Poland, 4.250%, 05/24/11 (m)	31

		Spain — 1.7%
EUR	63	Kingdom of Spain, 5.400%, 07/30/11 (m)	86

		Sweden — 2.3%
SEK	870	Kingdom of Sweden, 5.500%, 10/08/12 (m)	117

		United Kingdom — 6.1%
		United Kingdom Treasury Gilt
GBP	45	4.500%, 12/07/42 (m)	66
GBP	30	4.750%, 09/07/15 (m)	47
GBP	15	4.750%, 12/07/38 (m)	23
GBP	110	5.000%, 03/07/18 (m)	175

			311

		Total Foreign Government Securities (Cost 4,099)	4,170

		Supranational — 3.5%
		European Investment Bank
GBP	30	4.750%, 06/06/12 (m)	46
EUR	100	5.625%, 10/15/10 (m)	135

		Total Supranational (Cost 194)	181

		Total Long-Term Investments (Cost 4,918)	4,866

		Short-Term Investment — 0.4%

		U.S. Treasury Obligation — 0.4%
	19	U.S. Treasury Bills, 0.971%, 04/23/09 (k) (n) (Cost 19)	19

		Total Investments — 95.8% (Cost 4,937)	4,885

		Other Assets in Excess of Liabilities — 4.2%	215

		NET ASSETS — 100.0%	5,100

Percentages indicated are based on net assets.

Portfolio Composition by Security Type *

Foreign Government Securities	85.4%
Corporate Bonds	10.5
Supranational	3.7
Short-Term Investments	0.4

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
7	Euro Schatz	03/06/09	966	10
1	10 Year U.S. Treasury Note	03/20/09	123	5
1	2 Year U.S. Treasury Note	03/31/09	218	2
1	3 Month Euroyen	06/15/09	277	2
2	3 Month Euro	09/14/09	629	5
	Short Futures Outstanding
(2)	Euro Bobl	03/06/09	(296)	(1)
(1)	Euro Bund	03/06/09	(157)	2

				25

Forward Foreign Currency Exchange Contracts

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/09		NET UNREALIZED APPRECIATION (DEPRECIATION)

36,811	AUD	02/26/09	$24		$23		$(1)

48,928	CAD	02/26/09	39		40		1

6,140	CHF	02/26/09	5		5		— (h)

47,796	DKK	02/26/09	8		8		— (h)

70,001	EUR	02/26/09	91		90		(1)

25,789	EUR
23,822	for GBP	02/26/09	$34	#	$33	#	$(1)

77,069	EUR
9,015,676	for JPY	02/26/09	$101	#	$99	#	$(2)

18,155	EUR
160,309	for NOK	02/26/09	$23	#	$23	#	$—	(h)

38,377,792	JPY	02/26/09	434		428		(6)

14,938,994	JPY
129,194	for EUR	02/26/09	$165	#	$166	#	$1

88,191	MXN	02/26/09	6		6		—	(h)

693,567	NOK	02/26/09	98		100		2

146,844	NOK
16,357	for EUR	02/26/09	$21	#	$21	#	$—	(h)

62,202	NOK
797,197	for JPY	02/26/09	$9	#	$9	#	$—	(h)

40,319	NZD	02/26/09	21		20		(1)

73,805	SEK	02/26/09	9		9		—	(h)

183,509	SEK
155,525	for NOK	02/26/09	$22	#	$22	#	$—	(h)

19,246	SGD	02/26/09	13		13		—	(h)

139,055	ZAR	02/26/09	13		13		—	(h)

			1,136		1,128		(8)

#For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/09 of the currency being sold, and the value at 01/31/09 is the U.S. Dollar market value of the currency being purchased.

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

85,300	CAD	02/26/09	68	70	(2)

299,485	EUR	02/26/09	383	384	(1)

86,898	GBP	02/26/09	119	126	(7)

5,064,497	JPY	02/26/09	56	56	—	(h)

150,070	NOK	02/26/09	22	22	—	(h)

52,728	PLN	02/26/09	15	15	—	(h)

502,797	SEK	02/26/09	60	60	—	(h)

			723	733	(10)

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

MTN	—	Medium Term Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2009.

(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2009.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	327
Aggregate gross unrealized depreciation	(379)

Net unrealized appreciation/depreciation	(52)

Federal income tax cost of investments	4,937

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Fund Name
Level 1 - Quoted prices	$ —	$ 30	$ (23)
Level 2 - Other significant observable inputs	4,885	—	—
Level 3 - Significant observable inputs	—	—	—
Total	$ 4,885	$ 30	$ (23)

* Other financial instruments may include futures, forwards and swap contracts.
JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.2%
	Common Stocks — 97.2%
	Australia — 2.0%
391	BHP Billiton Ltd. (m)	7,258
27	Rio Tinto Ltd. (c)	703

		7,961

	Belgium — 0.9%
134	Anheuser-Busch InBev N.V. (m)	3,395

	Brazil — 2.2%
303	Companhia Vale do Rio Doce, ADR (m)	4,277
166	Petroleo Brasileiro S.A., ADR (m)	4,337

		8,614

	Finland — 1.5%
494	Nokia OYJ (m)	6,060

	France — 12.6%
100	Accor S.A. (c)	3,940
338	AXA S.A. (c)	5,328
125	BNP Paribas (m)	4,761
74	Compagnie de Saint-Gobain (c)	2,516
82	GDF Suez	3,122
81	Imerys S.A. (c)	3,202
60	Lafarge S.A. (c)	2,770
61	Pernod-Ricard S.A. (c)	3,839
77	Sanofi-Aventis S.A. (m)	4,357
337	Total S.A. (m)	16,805

		50,640

	Germany — 9.2%
126	Bayer AG	6,715
191	Deutsche Post AG (m)	2,387
288	E.ON AG (m)	9,263
52	Linde AG (c)	3,444
37	RWE AG	2,875
116	SAP AG	4,070
102	Siemens AG (c)	5,759
272	Symrise AG (c)	2,535

		37,048

	Greece — 0.3%
171	Piraeus Bank S.A. (m)	1,130

	Hong Kong — 2.2%
323	China Mobile Ltd. (m)	2,908
669	Esprit Holdings Ltd. (m)	3,550
1,111	Hang Lung Properties Ltd. (m)	2,498

		8,956

	Israel — 1.3%
125	Teva Pharmaceutical Industries Ltd., ADR (m)	5,177

	Italy — 3.9%
429	ENI S.p.A. (m)	9,068
1,284	Intesa Sanpaolo S.p.A. (m)	4,046
1,440	UniCredit S.p.A. (m)	2,533

		15,647

	Japan — 19.5%
157	Astellas Pharma, Inc. (m)	5,925
227	Canon, Inc. (m)	6,201
93	Daikin Industries Ltd.	2,139
64	East Japan Railway Co. (m)	4,340
325	Honda Motor Co., Ltd. (m)	7,469
2	Japan Tobacco, Inc. (m)	5,354
367	Komatsu Ltd. (m)	3,786
365	Mitsubishi Corp. (m)	4,825
737	Mitsubishi UFJ Financial Group, Inc. (m)	4,091
208	Mitsui Fudosan Co., Ltd. (m)	2,682
144	Murata Manufacturing Co., Ltd. (m)	5,438
68	Nidec Corp.	3,247
17	Nintendo Co., Ltd. (m)	5,146
179	Nomura Holdings, Inc. (m)	1,162
113	Shin-Etsu Chemical Co., Ltd. (m)	5,273
158	Sony Corp.	3,075
570	Sumitomo Corp. (m)	5,156
81	Sumitomo Mitsui Financial Group, Inc. (m)	3,222

		78,531

	Mexico — 1.1%
67	America Movil S.A.B. de C.V., Series L, ADR (m)	1,909
92	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	2,578

		4,487

	Netherlands — 5.9%
381	ING Groep N.V. CVA (m)	3,144
163	Koninklijke Philips Electronics N.V. (c)	2,969
320	Reed Elsevier N.V. (m)	3,540
448	Royal Dutch Shell plc, Class A (m)	11,040
173	Wolters Kluwer N.V. (m)	3,104

		23,797

	Spain — 4.0%
427	Banco Bilbao Vizcaya Argentaria S.A. (m)	3,983
110	Inditex S.A. (c)	4,193
447	Telefonica S.A. (m)	7,923

		16,099

	Sweden — 0.4%
206	Atlas Copco AB, Class A (c)	1,381

	Switzerland — 11.7%
399	ABB Ltd. (a) (m)	5,176
113	Adecco S.A.	3,785
88	Holcim Ltd. (m)	3,538
324	Nestle S.A. (m)	11,205
188	Novartis AG (m)	7,737
71	Roche Holding AG (m)	10,027
31	Zurich Financial Services AG (m)	5,502

		46,970

	Taiwan — 0.5%
277	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	2,088

	United Kingdom — 18.0%
873	Barclays plc (m)	1,284
496	BG Group plc (m)	6,806
740	Burberry Group plc (m)	2,696
302	GlaxoSmithKline plc (m)	5,323
1,199	HSBC Holdings plc (m)	9,375
790	ICAP plc (m)	2,683
813	Man Group plc (m)	2,412
618	Marks & Spencer Group plc (m)	2,056
431	Prudential plc (m)	2,071
584	Standard Chartered plc (m)	7,384
1,538	Tesco plc (m)	7,949
6,193	Vodafone Group plc (m)	11,502
1,227	Wm Morrison Supermarkets plc (m)	4,795
457	Wolseley plc (m)	1,133
826	WPP plc (m)	4,646

		72,115

	Total Long-Term Investments (Cost $466,162)	390,096

	Short-Term Investment — 2.7%
	Investment Company — 2.7%
11,046	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (Cost $11,046)	11,046

	Investment of Cash Collateral for Securities on Loan — 7.9%
	Investment Company — 7.9%
31,865	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $31,865)	31,865

	Total Investments — 107.8% (Cost $509,073 )	433,007

	Liabilities in Excess of Other Assets — (7.8)%	(31,155)

	NET ASSETS — 100.0%	$401,852

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments: (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Oil, Gas & Consumable Fuels	12.0%
Pharmaceuticals	11.3
Commercial Banks	10.4
Wireless Telecommunication Services	4.1
Electronic Equipment, Instruments & Components	3.5
Insurance	3.2
Food & Staples Retailing	3.2
Metals & Mining	3.1
Media	2.8
Chemicals	2.8
Food Products	2.8
Trading Companies & Distributors	2.8
Beverages	2.4
Construction Materials	2.4
Electric Utilities	2.3
Software	2.3
Industrial Conglomerates	2.2
Diversified Telecommunication Services	2.0
Specialty Retail	1.9
Automobiles	1.9
Capital Markets	1.6
Office Electronics	1.5
Communications Equipment	1.5
Multi-Utilities	1.5
Tobacco	1.3
Real Estate Management & Development	1.3
Machinery	1.3
Building Products	1.2
Road & Rail	1.1
Hotels, Restaurants & Leisure	1.0
Short-Term Investment	2.8
Others (each less than 1.0%)	4.5

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments (excluding Investments of Cash Collateral for Securities on Loan) of the investments that apply the fair valuation policy for the international investments are approximately $369,731,000 and 92.2%, respectively.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,562
Aggregate gross unrealized depreciation	(139,628)

Net unrealized appreciation/depreciation	$(76,066)

Federal income tax cost of investments	$509,073

During the period, the Fund adopted Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 42,911	$ —	$ —
Level 2 – Other significant observable inputs	390,096	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 433,007	$ —	$ —

† Liabilities in securities sold short may include written options.

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan International Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 95.2%
	Investment Companies — 95.2%
798	iShares MSCI Pacific ex-Japan Index Fund	17,867
818	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	9,554
22,863	JPMorgan International Opportunities Fund, Institutional Class Shares (b)	201,192
19,318	JPMorgan International Value Fund, Institutional Class Shares (b)	170,382
5,415	JPMorgan Intrepid European Fund, Institutional Class Shares (b)	68,235
11,558	JPMorgan Intrepid Japan Fund, Select Class Shares (b)	51,316

	Total Long-Term Investments (Cost $854,439)	518,546

	Short-Term Investment — 1.5%
	Investment Company — 1.5%
8,306	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (m) (Cost $8,306)	8,306

	Total Investments — 96.7% (Cost $862,745)	526,852
	Other Assets in Excess of Liabilities — 3.3%	17,770

	NET ASSETS — 100.0%	$544,622

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

45,269	EUR	03/06/09	$57,447	$57,940	$(493)

15,377	GBP	03/06/09	22,593	22,275	318

			$80,040	$80,215	$(175)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound

(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

Allocation of Investments *

International Equity Funds	98.4%
Money Market Funds	1.6

* Percentages indicated are based upon total investments as of January 31, 2009. The Fund’s composition is subject to change.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(335,893)

Net unrealized appreciation/depreciation	$(335,893)

Federal income tax cost of investments	$862,745

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1 - Quoted prices	$ 526,852	$ 318	$ (493)
Level 2 - Other significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$ 526,852	$ 318	$ (493)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 95.1%

	Common Stocks — 95.1%

	Australia — 0.7%
59	Macquarie Group Ltd. (c)	945
29	Southern Pacific Petroleum N.L. (a) (m)	—	(h)

		945

	Austria — 0.9%
38	Intercell AG (a) (c)	1,250

	Belgium — 0.8%
45	Anheuser-Busch InBev N.V. (m)	1,132

	Brazil — 0.4%
11	Unibanco - Uniao de Bancos Brasileiros S.A., ADR (m)	611

	China — 2.1%
240	Anhui Conch Cement Co., Ltd., Class H (a) (m)	1,150
1,782	China Construction Bank Corp., Class H	869
636	China Merchants Bank Co., Ltd., Class H (m)	1,027

		3,046

	Finland — 2.3%
172	Nokia OYJ (m)	2,112
207	Ruukki Group OYJ	308
51	Sampo OYJ, Class A (m)	818

		3,238

	France — 14.7%
26	Alstom S.A. (m)	1,250
38	BNP Paribas (m)	1,450
47	Bouygues (m)	1,595
43	Compagnie Generale des Etablissements Michelin, Class B (c)	1,674
56	GDF Suez	2,143
62	Sanofi-Aventis S.A. (m)	3,488
11	Schneider Electric S.A.	675
24	Societe Generale (m)	993
44	Sodexo (c)	2,241
74	Total S.A. (m)	3,692
69	Vivendi (m)	1,780

		20,981

	Germany — 7.9%
23	Allianz SE (m)	1,960
62	Bayer AG (c)	3,283
45	Daimler AG	1,262
92	E.ON AG (m)	2,964
52	Lanxess AG (m)	753
8	Muenchener Rueckversicherungs AG	1,104

		11,326

	Hong Kong — 1.5%
386	China Resources Power Holdings Co., Ltd (m)	708
754	Li & Fung Ltd.	1,500

		2,208

	India — 0.7%
39	Infosys Technologies Ltd., ADR (m)	1,024

	Italy — 1.1%
524	Intesa Sanpaolo S.p.A. (m)	1,651

	Japan — 22.0%
46	Canon, Inc. (m)	1,252
184	Chugai Pharmaceutical Co., Ltd. (m)	3,547
46	Daikin Industries Ltd.	1,048
113	Honda Motor Co., Ltd. (m)	2,606
1	Japan Tobacco, Inc. (m)	1,863
69	JFE Holdings, Inc.	1,720
274	Kubota Corp.	1,490
144	Mitsubishi Corp. (m)	1,901
363	Mitsubishi Electric Corp. (m)	1,666
461	Mitsubishi UFJ Financial Group, Inc. (m)	2,558
192	Mitsui & Co., Ltd. (m)	2,004
9	Nintendo Co., Ltd. (m)	2,697
270	Nippon Sheet Glass Co., Ltd. (c)	661
29	Nippon Telegraph & Telephone Corp. (m)	1,414
41	Shin-Etsu Chemical Co., Ltd. (m)	1,928
50	Shiseido Co., Ltd. (m)	841
304	Tokyo Gas Co., Ltd. (m)	1,438
42	Yakult Honsha Co., Ltd. (m)	855

		31,489

	Luxembourg — 1.2%
77	ArcelorMittal (c)	1,718

	Netherlands — 9.1%
31	Akzo Nobel N.V. (m)	1,111
103	Koninklijke KPN N.V. (m)	1,367
230	Royal Dutch Shell plc, Class A (m)	5,679
107	TNT N.V. (m)	1,861
86	Unilever N.V., CVA (m)	1,902
59	Wolters Kluwer N.V. (m)	1,063

		12,983

	South Korea — 0.5%
2	Samsung Electronics Co., Ltd. (m)	702

	Spain — 3.5%
271	Banco Santander S.A. (m)	2,197
161	Telefonica S.A. (m)	2,856

		5,053

	Sweden — 1.7%
144	Atlas Copco AB, Class A (c)	967
38	Hennes & Mauritz AB, Class B	1,454

		2,421

	Switzerland — 7.5%
77	Credit Suisse Group AG (m)	1,975
76	Nestle S.A. (m)	2,633
32	Roche Holding AG (m)	4,496
9	Zurich Financial Services AG (m)	1,597

		10,701

	Taiwan — 2.0%
240	HON HAI Precision Industry Co., Ltd., GDR (m)	878
270	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	2,038

		2,916

	United Kingdom — 14.5%
236	BAE Systems plc (m)	1,371
169	BG Group plc (m)	2,313
81	BHP Billiton plc (m)	1,348
165	Cadbury plc (m)	1,321
304	HSBC Holdings plc (m)	2,363
78	Imperial Tobacco Group plc (m)	2,122
107	Intercontinental Hotels Group plc (m)	806
390	International Power plc (m)	1,531
328	Premier Farnell plc (m)	639
41	Reckitt Benckiser Group plc (m)	1,579
79	Shire plc (m)	1,159
371	Tesco plc (m)	1,920
232	TUI Travel plc (m)	752
816	Vodafone Group plc (m)	1,516

		20,740

	Total Long-Term Investments (Cost $190,023)	136,135

	Short-Term Investment — 4.5%
	Investment Company — 4.5%
6,381	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (Cost $6,381)	6,381

	Investments of Cash Collateral for Securities on Loan — 5.4%
	Investment Company — 5.4%
7,660	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $7,660)	7,660

	Total Investments — 105.0% (Cost $204,064)	150,176

	Liabilities in Excess of Other Assets — (5.0)%	(7,205)

	NET ASSETS — 100.0%	$142,971

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments: (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Pharmaceuticals	11.2%
Commercial Banks	9.6
Oil, Gas & Consumable Fuels	8.2
Food Products	4.7
Diversified Telecommunication Services	4.0
Insurance	3.8
Metals & Mining	3.4
Tobacco	2.8
Trading Companies & Distributors	2.7
Automobiles	2.7
Hotels, Restaurants & Leisure	2.7
Chemicals	2.7
Electrical Equipment	2.5
Electric Utilities	2.1
Capital Markets	2.0
Media	2.0
Semiconductors & Semiconductor Equipment	1.9
Software	1.9
Machinery	1.7
Independent Power Producers & Energy Traders	1.6
Multi-Utilities	1.5
Communications Equipment	1.5
Food & Staples Retailing	1.3
Air Freight & Logistics	1.3
Building Products	1.2
Auto Components	1.2
Construction & Engineering	1.1
Household Products	1.1
Wireless Telecommunication Services	1.1
Electronic Equipment, Instruments & Components	1.1
Distributors	1.1
Specialty Retail	1.0
Gas Utilities	1.0
Aerospace & Defense	1.0
Short-Term Investment	4.5
Others (each less than 1.0%)	4.8

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/09		NET UNREALIZED APPRECIATION (DEPRECIATION)

614,299	GBP
1,431,596	for AUD	02/10/09	$909	#	$890	#	$(19)

12,055,463	AUD	02/10/09	8,289		7,656		(633)

2,321,013	CHF	02/10/09	2,022		2,001		(21)

6,076,985	EUR	02/10/09	7,940		7,780		(160)

4,583,590	GBP	02/10/09	6,971		6,642		(329)

7,851,534	HKD	02/10/09	1,013		1,013		— (h)

1,211,547,859	JPY	02/10/09	12,744		13,488		744

9,654,936	NOK	02/10/09	1,424		1,394		(30)

2,450,608	SEK	02/10/09	317		293		(24)

2,435,698	SGD	02/10/09	1,654		1,613		(41)

			$43,283		$42,770		$(513)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/09		NET UNREALIZED APPRECIATION (DEPRECIATION)

750,644	CHF	02/10/09	$643		$647		$(4)

17,083,412	EUR	02/10/09	22,215		21,871		344

939,193	GBP	02/10/09	1,401		1,361		40

9,786,656	HKD	02/10/09	1,263		1,262		1

977,275,998	JPY	02/10/09	10,328		10,880		(552)

2,916,858	NOK	02/10/09	434		421		13

3,109,080	SEK	02/10/09	387		372		15

			$36,671		$36,814		$(143)

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/09 of the currency being sold, and the value at 01/31/09 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments (excluding Investments of Cash Collateral for Securities on Loan) of the investments that apply the fair valuation policy for international investments are approximately $132,462,000 and 92.9%, respectively.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,403
Aggregate gross unrealized depreciation	(58,291)

Net unrealized appreciation/depreciation	($53,888)

Federal income tax cost of investments	$204,064

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1 – Quoted prices	$ 15,065	$ 1,157	$ (1,813)
Level 2 – Other significant observable inputs	135,111	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 150,176	$ 1,157	$ (1,813)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 86.9%
		Common Stocks — 86.9%
		Australia — 12.6%
580		CFS Retail Property Trust	654
725		Commonwealth Property Office Fund (m)	387
465		Dexus Property Group (m)	219
365		Goodman Group (m)	160
114		Stockland (m)	259
266		Westfield Group (m)	2,004

			3,683

		Austria — 0.7%
35		Conwert Immobilien Invest SE (a) (m)	211

		Canada — 1.7%
34		Artis REIT (m)	188
10		First Capital Realty, Inc. (m)	135
14		RioCan REIT (m)	168

			491

		Finland — 0.9%
95		Citycon OYJ (m)	188
11		YIT OYJ (m)	67

			255

		France — 8.8%
17		Klepierre	416
16		Unibail-Rodamco (m)	2,155

			2,571

		Hong Kong — 10.9%
644		Hang Lung Properties Ltd. (m)	1,448
113		Henderson Land Development Co., Ltd. (m)	432
248		New World Development Ltd. (m)	235
214		Sino Land Co. (m)	205
97		Sun Hung Kai Properties Ltd. (m)	859

			3,179

		Japan — 34.1%
—	(h)	BLife Investment Corp. (m)	259
—	(h)	Crescendo Investment Corp. (m)	26
—	(h)	DA Office Investment Corp. (m)	66
—	(h)	Global One Real Estate Investment Corp. (m)	359
—	(h)	Japan Excellent, Inc. (m)	570
—	(h)	Japan Prime Realty Investment Corp. (m)	448
—	(h)	Japan Real Estate Investment Corp. (m)	270
—	(h)	Joint REIT Investment Corp. (m)	94
—	(h)	Kenedix Realty Investment Corp. (m)	96
182		Mitsubishi Estate Co., Ltd. (m)	2,387
157		Mitsui Fudosan Co., Ltd. (m)	2,025
—	(h)	New City Residence Investment Corp. (f) (i) (m)	—
—	(h)	Nippon Accomodations Fund, Inc. (m)	549
—	(h)	Nippon Building Fund, Inc. (m)	1,148
—	(h)	Nippon Residential Investment Corp. (m)	50
—	(h)	Nomura Real Estate Office Fund, Inc. (m)	308
—	(h)	Premier Investment Corp. (m)	112
—	(h)	Tokyu REIT, Inc. (m)	481
—	(h)	Top REIT, Inc. (m)	683

			9,931

		Netherlands — 5.3%
17		Corio N.V.	730
10		Eurocommercial Properties N.V. (m)	276
7		Wereldhave N.V. (m)	523

			1,529

		Singapore — 3.3%
202		Ascendas REIT (m)	191
210		CapitaLand Ltd. (m)	325
371		CapitaMall Trust	384
168		Suntec Real Estate Investment Trust (m)	73

			973

		United Kingdom — 8.6%
45		British Land Co., plc (m)	292
86		Great Portland Estates plc (m)	286
65		Hammerson plc (m)	379
115		Land Securities Group plc (m)	1,144
40		Liberty International plc (m)	216
195		Safestore Holdings plc (m)	186

			2,503

		Total Long-Term Investments (Cost $36,373)	25,326

NUMBER OF RIGHTS

		Rights — 0.0% (g)
		Singapore — 0.0% (g)
13		Ascendas REIT, expiring 02/05/09 (a) (m) (Cost $—)	3

SHARES

		Short-Term Investment — 0.9%
		Investment Company — 0.9%
250		JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (Cost $250)	250

		Total Investments — 87.8% (Cost $36,623)	25,579

		Other Assets in Excess of Liabilities — 12.2%	3,542

		NET ASSETS — 100.0%	$29,121

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Real Estate Investment Trusts (REITs)	65.0%
Real Estate Management & Development	33.8
Short-Term Investment	1.0
Others (each less than 1.0%)	0.2

Forward Foreign Currency Exchange Contracts

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/09		NET UNREALIZED APPRECIATION (DEPRECIATION)

634,466	AUD
38,694,911	for JPY	03/18/09	$431	#	$402	#	$(29)

563,733	EUR
66,442,673	for JPY	03/18/09	740	#	721	#	(19)

186,743	GBP
24,263,303	for JPY	03/18/09	270	#	270	#	— (h)

68,623,460	JPY
584,702	for EUR	03/18/09	748	#	765	#	17

3,030,602	AUD	03/18/09	2,034		1,920		(114)

941,053	CAD	03/18/09	762		767		5

549,904	CHF	03/18/09	468		474		6

1,157,888	EUR	03/18/09	1,615		1,482		(133)

649,735	GBP	03/18/09	960		941		(19)

19,932,271	HKD	03/18/09	2,573		2,571		(2)

564,098,570	JPY	03/18/09	6,236		6,284		48

4,266,603	SEK	03/18/09	525		510		(15)

1,112,870	SGD	03/18/09	771		737		(34)

1,482,781	ZAR	03/18/09	143		144		1

			$18,276		$17,988		$(288)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/09		NET UNREALIZED APPRECIATION (DEPRECIATION)

3,553,136	AUD	03/18/09	$2,427		$2,251		$176

1,579,809	EUR	03/18/09	2,180		2,022		158

1,018,100	GBP	03/18/09	1,503		1,474		29

21,251,771	HKD	03/18/09	2,743		2,741		2

608,045,155	JPY	03/18/09	6,749		6,774		(25)

1,055,207	SGD	03/18/09	728		699		29

			$16,330		$15,961		$369

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/09 of the currency being sold, and the value at 01/31/09 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of $0 which amounts to 0.0% of total investments.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $24,835,000 and 97.1% respectively.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181
Aggregate gross unrealized depreciation	(11,225)

Net unrealized appreciation/depreciation	($11,044)

Federal income tax cost of investments	$36,623

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 741	$ 471	$ (390)
Level 2 - Other significant observable inputs	24,838	-	-
Level 3 - Significant unobservable inputs	-	-	-
Total	$ 25,579	$ 471	$ (390)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.8%

	Common Stocks — 97.8%

	Australia — 0.6%
652	Australia & New Zealand Banking Group Ltd. (m)	5,413

	Belgium — 1.1%
368	Anheuser-Busch InBev N.V. (m)	9,346

	China — 2.1%
11,191	China Construction Bank Corp., Class H	5,458
3,924	China Merchants Bank Co., Ltd., Class H (m)	6,336
2,789	China Shenhua Energy Co., Ltd., Class H (m)	5,946

		17,740

	Finland — 1.8%
665	Nokia OYJ (m)	8,149
1,576	Ruukki Group OYJ (c)	2,340
310	Sampo OYJ, Class A (m)	4,971

		15,460

	France — 16.6%
381	BNP Paribas (m)	14,531
298	Bouygues (m)	10,146
261	Compagnie Generale des Etablissements Michelin, Class B (c)	10,205
423	GDF Suez (c)	16,202
480	Sanofi-Aventis S.A. (m)	26,997
85	Schneider Electric S.A.	5,390
207	Societe Generale (m)	8,666
248	Sodexo (c)	12,548
371	Total S.A. (m)	18,510
750	Vivendi (m)	19,320

		142,515

	Germany — 10.1%
229	Allianz SE (m)	19,227
312	Bayer AG (c)	16,570
439	Daimler AG	12,305
699	E.ON AG (m)	22,519
309	Lanxess AG (m)	4,506
87	Muenchener Rueckversicherungs AG (c)	11,536

		86,663

	Greece — 0.3%
680	Sidenor Steel Products Manufacturing Co. S.A. (m)	2,279

	Hong Kong — 2.8%
7,204	CNOOC Ltd. (m)	6,200
5,238	Li & Fung Ltd.	10,420
803	Sun Hung Kai Properties Ltd. (m)	7,114

		23,734

	India — 0.5%
168	Infosys Technologies Ltd., ADR (m)	4,464

		4,464

	Italy — 2.2%
5,868	Intesa Sanpaolo S.p.A. (m)	18,492

	Japan — 22.3%
321	Canon, Inc. (m)	8,751
306	Daikin Industries Ltd. (c)	7,025
1,175	Daiwa Securities Group, Inc. (m)	6,488
927	Honda Motor Co., Ltd. (m)	21,304
4	Japan Tobacco, Inc. (m)	12,720
266	JFE Holdings, Inc.	6,598
1,192	Kubota Corp. (c)	6,483
940	Mitsubishi Corp. (m)	12,419
2,084	Mitsubishi Electric Corp. (m)	9,565
4,516	Mitsubishi UFJ Financial Group, Inc. (m)	25,053
929	Mitsui & Co., Ltd. (m)	9,694
53	Nintendo Co., Ltd. (m)	16,431
1	Nippon Sheet Glass Co., Ltd. (c)	1
459	Nippon Telegraph & Telephone Corp. (m)	22,240
254	Shin-Etsu Chemical Co., Ltd. (m)	11,861
3,070	Tokyo Gas Co., Ltd. (m)	14,521

		191,154

	Luxembourg — 1.3%
483	ArcelorMittal (c)	10,809

	Netherlands — 8.2%
334	Akzo Nobel N.V. (m)	11,933
440	Koninklijke KPN N.V. (m)	5,856
1,213	Royal Dutch Shell plc, Class A (m)	30,226
735	Unilever N.V., CVA (m)	16,195
363	Wolters Kluwer N.V. (m)	6,517

		70,727

	South Korea — 0.5%
12	Samsung Electronics Co., Ltd. (m)	4,098

	Spain — 4.5%
3,001	Banco Santander S.A. (m)	24,288
690	Iberdrola S.A. (m)	5,342
513	Telefonica S.A. (m)	9,093

		38,723

	Sweden — 1.0%
1,351	Atlas Copco AB, Class A (c)	9,057

	Switzerland — 5.7%
604	Credit Suisse Group AG (m)	15,423
101	Roche Holding AG (m)	14,182
105	Zurich Financial Services AG (m)	18,951

		48,556

	Taiwan — 1.8%
2,188	HON HAI Precision Industry Co., Ltd. (m)	3,853
1,579	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	11,908

		15,761

	United Kingdom — 14.4%
2,117	Afren plc (a) (m)	664
1,491	BAE Systems plc, Zero Coupon, (m)	8,654
4,400	BP plc (m)	31,161
2,602	HSBC Holdings plc (m)	20,188
419	Imperial Tobacco Group plc (m)	11,455
2,607	International Power plc (m)	10,225
1,568	Prudential plc (m)	7,537
203	Rio Tinto plc (m)	4,355
1,547	TUI Travel plc (m)	5,003
13,195	Vodafone Group plc (m)	24,507

		123,749

	Total Long-Term Investments (Cost $1,161,313)	838,740

	Short-Term Investment — 3.9%
	Investment Company — 3.9%
33,448	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (Cost $33,448)	33,448

	Investments of Cash Collateral for Securities on Loan — 5.6%
	Investment Company — 5.6%
47,626	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $47,626)	47,626

	Total Investments — 107.3% (Cost $1,242,387)	919,814

	Liabilities in Excess of Other Assets — (7.3)%	(62,647)

	NET ASSETS — 100.0%	$857,167

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments: (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Commercial Banks	14.7%
Oil, Gas & Consumable Fuels	10.6
Insurance	7.1
Pharmaceuticals	6.6
Diversified Telecommunication Services	4.3
Automobiles	3.9
Chemicals	3.2
Electric Utilities	3.2
Media	3.0
Wireless Telecommunication Services	2.8
Tobacco	2.8
Metals & Mining	2.8
Trading Companies & Distributors	2.5
Capital Markets	2.5
Hotels, Restaurants & Leisure	2.0
Software	1.9
Multi-Utilities	1.9
Food Products	1.9
Semiconductors & Semiconductor Equipment	1.8
Machinery	1.8
Electrical Equipment	1.7
Gas Utilities	1.7
Distributors	1.2
Independent Power Producers & Energy Traders	1.2
Auto Components	1.2
Construction & Engineering	1.2
Beverages	1.1
Office Electronics	1.0
Aerospace & Defense	1.0
Short-Term Investment	3.8
Others (each less than 1.0%)	3.6

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/09		NET UNREALIZED APPRECIATION (DEPRECIATION)

4,685,101	CHF
6,291,471	for AUD	02/27/09	$3,991	#	$4,040	#	$49

8,337,785	EUR
12,572,381	for CHF	02/27/09	10,842	#	10,672	#	(170)

15,654,304	EUR
13,289,565	for GBP	02/27/09	19,253	#	20,038	#	785

71,484,292	AUD	02/27/09	45,261		45,347		86

14,554,389	CHF	02/27/09	12,002		12,551		549

14,114,276	DKK	02/27/09	2,394		2,421		27

57,956,301	EUR	02/27/09	75,881		74,184		(1,697)

16,761,297	GBP	02/27/09	24,803		24,282		(521)

20,206,221	HKD	02/27/09	2,609		2,606		(3)

9,036,748,530	JPY	02/27/09	98,290		100,633		2,343

64,879,492	NOK	02/27/09	9,178		9,357		179

117,338,800	SEK	02/27/09	14,238		14,020		(218)

14,254,699	SGD	02/27/09	9,412		9,440		28

			$328,154		$329,591		$1,437

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

36,151,611	CHF	02/27/09	$29,976	$31,176	$(1,200)

103,313,369	EUR	02/27/09	135,232	132,241	2,991

15,721,821	GBP	02/27/09	23,655	22,777	878

94,816,668	HKD	02/27/09	12,238	12,229	9

6,864,960,142	JPY	02/27/09	70,094	71,660	(1,566)

			$271,195	$270,083	$1,112

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/09 of the currency being sold, and the value at 01/31/09 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
AUD	—	Australian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments (excluding Investments of Cash Collateral for Securities on Loan) of the investments that apply the fair valuation policy for international investments are approximately $822,368,000 and 94.3%, respectively.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,528
Aggregate gross unrealized depreciation	(332,101)

Net unrealized appreciation/depreciation	($322,573)

Federal income tax cost of investments	$1,242,387

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1 – Quoted prices	$ 85,538	$ 7,924	$ (5,375)
Level 2 – Other significant observable inputs	834,276	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 919,814	$ 7,924	$ (5,375)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 93.1%
	Common Stocks — 93.1%
	Australia — 1.9%
159	Australia & New Zealand Banking Group Ltd. (m)	1,319

	Belgium — 3.3%
92	Anheuser-Busch InBev N.V. (m)	2,345

	China — 6.6%
2,882	China Construction Bank Corp., Class H	1,406
1,032	China Merchants Bank Co., Ltd., Class H (m)	1,666
731	China Shenhua Energy Co., Ltd., Class H (m)	1,557

		4,629

	Finland — 2.0%
128	Ruukki Group OYJ	191
75	Sampo OYJ, Class A (m)	1,203

		1,394

	France — 19.9%
71	Bouygues (m)	2,425
64	Compagnie Generale des Etablissements Michelin, Class B	2,507
22	Schneider Electric S.A.	1,369
59	Sodexo	2,987
183	Vivendi (m)	4,703

		13,991

	Germany — 5.7%
74	Lanxess AG (m)	1,085
22	Muenchener Rueckversicherungs AG	2,921

		4,006

	Greece — 0.9%
187	Sidenor Steel Products Manufacturing Co. S.A. (m)	625

	Hong Kong — 3.8%
1,330	Li & Fung Ltd.	2,646

	Japan — 28.1%
81	Daikin Industries Ltd.	1,848
282	Daiwa Securities Group, Inc. (m)	1,557
1	Japan Tobacco, Inc. (m)	3,453
69	JFE Holdings, Inc.	1,715
505	Mitsubishi Electric Corp. (m)	2,318
229	Mitsui & Co., Ltd. (m)	2,389
62	Shin-Etsu Chemical Co., Ltd. (m)	2,887
756	Tokyo Gas Co., Ltd. (m)	3,576

		19,743

	Netherlands — 6.2%
196	Unilever N.V. CVA (m)	4,323

	South Korea — 1.6%
3	Samsung Electronics Co., Ltd. (m)	1,091

	Spain — 1.9%
167	Iberdrola S.A. (m)	1,293

	Sweden — 3.2%
336	Atlas Copco AB, Class A	2,250

	Taiwan — 2.1%
408	HON HAI Precision Industry Co., Ltd., GDR (m)	1,490

	United Kingdom — 5.9%
585	Afren plc (a) (m)	183
625	International Power plc (m)	2,450
66	Prudential plc (m)	319
375	TUI Travel plc (m)	1,213

		4,165

	Total Long-Term Investments (Cost $91,778)	65,310

	Short-Term Investment — 5.8%
	Investment Company — 5.8%
4,100	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (Cost $4,100)	4,100

	Total Investments — 98.9% (Cost $95,878)	69,410

	Other Assets in Excess of Liabilities — 1.1%	801

	NET ASSETS — 100.0%	$70,211

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2009 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Media	6.8%
Insurance	6.4
Commercial Banks	6.3
Food Products	6.2
Hotels, Restaurants & Leisure	6.1
Chemicals	5.7
Electrical Equipment	5.3
Gas Utilities	5.2
Tobacco	5.0
Distributors	3.8
Auto Components	3.6
Independent Power Producers & Energy Traders	3.5
Construction & Engineering	3.5
Trading Companies & Distributors	3.4
Beverages	3.4
Metals & Mining	3.4
Machinery	3.2
Building Products	2.7
Oil, Gas & Consumable Fuels	2.5
Capital Markets	2.2
Electronic Equipment, Instruments & Components	2.1
Electric Utilities	1.9
Semiconductors & Semiconductor Equipment	1.6
Short-Term Investment	5.9
Others (each less than 1.0%)	0.3

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
12	TOPIX	03/12/09	$1,055	$(101)
51	Dow Jones Euro STOXX 50 Index	03/20/09	1,456	(204)
14	FTSE 100 Index	03/20/09	833	($74)

				$(379)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

GDR —	Global Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for international investments are approximately $65,310,000 and 94.1%, respectively.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,117
Aggregate gross unrealized depreciation	(27,585)

Net unrealized appreciation/depreciation	($26,468)

Federal income tax cost of investments	$95,878

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 4,100	$ —	$ (379)
Level 2 – Other significant observable inputs	65,310	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 69,410	$ —	$ (379)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.1%

	Common Stocks — 99.1%

	Austria — 1.2%
21	Intercell AG (a) (c)	700
23	Oesterreichische Post AG (c)	716
32	Vienna Insurance Group	999

		2,415

	Belgium — 1.7%
13	Bekaert S.A. (m)	728
45	Delhaize Group (c)	2,909

		3,637

	Bermuda — 0.6%
178	Lancashire Holdings Ltd. (a) (m)	1,167

	Denmark — 2.3%
20	Genmab A/S (a) (m)	826
23	NeuroSearch A/S (a) (m)	689
61	Novo Nordisk A/S, Class B	3,264

		4,779

	Finland — 0.8%
93	Orion OYJ, Class B (m)	1,603

	France — 12.3%
38	BNP Paribas (m)	1,435
62	Bureau Veritas S.A. (m)	2,328
33	Cap Gemini S.A. (m)	1,140
90	France Telecom S.A. (m)	2,023
54	GDF Suez (c)	2,049
37	Renault S.A. (c)	711
79	Sanofi-Aventis S.A. (m)	4,423
11	Schneider Electric S.A.	693
54	SCOR SE (m)	1,099
22	Societe Generale (m)	912
24	Thales S.A.	1,082
109	Total S.A. (m)	5,435
91	Vivendi (m)	2,352

		25,682

	Germany — 12.8%
31	Allianz SE (m)	2,594
66	Bayer AG	3,498
47	Demag Cranes AG (c)	1,059
65	E.ON AG (m)	2,089
30	Metro AG	1,075
94	MTU Aero Engines Holding AG (m)	2,622
12	Muenchener Rueckversicherungs AG	1,634
19	Phoenix Solar AG (m)	762
40	RWE AG	3,084
19	SAP AG	651
47	Siemens AG (c)	2,629
41	Software AG (m)	2,505
4	Volkswagen AG (m)	1,192
31	Wincor Nixdorf AG (c)	1,471

		26,865

	Greece — 1.4%
101	OPAP S.A. (m)	2,935

	Italy — 3.3%
86	BUZZI UNICEM S.p.A. (m)	1,077
175	ENI S.p.A. (m)	3,708
70	Fondiaria-Sai S.p.A. (m)	1,094
116	Mediobanca S.p.A. (c)	1,054

		6,933

	Netherlands — 6.9%
48	Imtech N.V. (m)	737
110	ING Groep N.V. CVA (m)	907
268	Koninklijke Ahold N.V.	3,213
163	Koninklijke BAM Groep N.V. (c)	1,386
87	Koninklijke KPN N.V. (m)	1,152
182	Reed Elsevier N.V. (m)	2,011
205	Royal Dutch Shell plc, Class A (m)	5,111

		14,517

	Norway — 0.6%
402	Pronova BioPharma A.S. (a) (m)	1,184

	Spain — 7.4%
167	Banco Bilbao Vizcaya Argentaria S.A. (m)	1,557
312	Banco Santander S.A. (m)	2,528
68	Enagas (m)	1,185
85	Grifols S.A. (m)	1,489
29	Red Electrica de Espana (m)	1,204
39	Repsol YPF S.A. (m)	689
312	Telefonica S.A. (m)	5,531
20	Union Fenosa S.A. (m)	453
51	Viscofan S.A. (m)	953

		15,589

	Sweden — 2.7%
228	Loomis AB, Class B (a) (m)	1,687
293	Securitas AB, Class B (c)	2,345
135	Telefonaktiebolaget LM Ericsson, Class B	1,065
132	TeliaSonera AB (c)	580

		5,677

	Switzerland — 8.5%
17	Actelion Ltd. (a) (m)	941
92	Credit Suisse Group AG (m)	2,359
197	Nestle S.A. (m)	6,812
30	Roche Holding AG (m)	4,222
1	SGS S.A. (m)	1,401
15	Swiss Reinsurance (m)	409
50	UBS AG (a) (m)	630
6	Zurich Financial Services AG (m)	1,054

		17,828

	United Kingdom — 36.6%
216	Amlin plc (m)	1,199
24	AstraZeneca plc (m)	913
99	Autonomy Corp. plc (a) (m)	1,552
671	BAE Systems plc (m)	3,895
503	Barclays plc (m)	740
154	BHP Billiton plc (m)	2,579
585	BP plc (m)	4,140
66	British American Tobacco plc (m)	1,817
456	Britvic plc (m)	1,512
156	Bunzl plc (m)	1,273
976	Cable & Wireless plc (m)	2,211
59	Cadbury plc (m)	470
446	Centrica plc (m)	1,658
112	Compass Group plc (m)	554
1,216	Friends Provident plc (m)	1,451
896	G4S plc (m)	2,473
331	GlaxoSmithKline plc (m)	5,846
682	HSBC Holdings plc (m)	5,293
139	Imperial Tobacco Group plc (m)	3,800
505	International Power plc (m)	1,982
195	Investec plc (m)	702
1,373	Legal & General Group plc (m)	1,222
336	Lloyds Banking Group plc (m)	437
270	Pearson plc (m)	2,575
243	Petrofac Ltd. (m)	1,464
1,088	QinetiQ Group plc (m)	2,356
2,404	Royal Bank of Scotland Group plc (m)	757
602	RSA Insurance Group plc (m)	1,142
213	Shire plc (m)	3,111
651	Standard Life plc (m)	2,071
839	TUI Travel plc (m)	2,712
136	Unilever plc (m)	2,973
4,024	Vodafone Group plc (m)	7,473
717	William Hill plc (m)	2,442

		76,795

	Total Long-Term Investments (Cost $247,191)	207,606

	Investments of Cash Collateral for Securities on Loan — 3.6%

	Investment Company — 3.6%
7,625	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $7,625)	7,625

	Total Investments — 102.7% (Cost $254,816)	215,231

	Liabilities in Excess of Other Assets — (2.7)%	(5,689)

	NET ASSETS — 100.0%	$209,542

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments: (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Pharmaceuticals	13.5%
Oil, Gas & Consumable Fuels	9.2
Insurance	8.3
Commercial Banks	6.6
Diversified Telecommunication Services	5.5
Food Products	5.4
Aerospace & Defense	4.8
Hotels, Restaurants & Leisure	4.2
Wireless Telecommunication Services	3.6
Food & Staples Retailing	3.5
Media	3.3
Multi-Utilities	3.3
Commercial Services & Supplies	3.1
Tobacco	2.7
Capital Markets	2.3
Software	2.3
Biotechnology	2.2
Electric Utilities	1.8
Professional Services	1.8
Industrial Conglomerates	1.3
Metals & Mining	1.2
Construction & Engineering	1.0
Trading Companies & Distributors	1.0
Independent Power Producers & Energy Traders	1.0
Others (each less than 1.0%)	7.1

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA—	Dutch Certification

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,561
Aggregate gross unrealized depreciation	(43,146)

Net unrealized appreciation/depreciation	($39,585)

Federal income tax cost of investments	$254,816

During the period, the Fund adopted Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's('s)/Portfolio’s('s) investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1 – Quoted prices	$ 7,625	$ —	$ —	$ —
Level 2 – Other significant observable inputs	207,606	—	—	—
Level 3 – Significant unobservable inputs	—	—	—	—
Total	$ 215,231	$ —	$ —	$ —

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 99.4%

		Common Stocks — 98.7%

		Australia — 2.8%
130		AGL Energy Ltd. (m)	1,197
109		Australia & New Zealand Banking Group Ltd. (m)	901
390		BHP Billiton Ltd. (m)	7,239
127		Westpac Banking Corp. (m)	1,244

			10,581

		Belgium — 0.4%
65		Anheuser-Busch InBev N.V. (m)	1,659

		Brazil — 0.5%
123		Companhia Vale do Rio Doce, ADR (m)	1,735

		China — 1.4%
3,921		Bank of China Ltd., Class H (m)	1,028
385		China Life Insurance Co., Ltd., Class H (m)	1,013
760		China Merchants Bank Co., Ltd., Class H (m)	1,227
618		China Shenhua Energy Co., Ltd., Class H (m)	1,318
2,226		Industrial & Commercial Bank of China, Class H (m)	941

			5,527

		Denmark — 1.0%
25		D/S Norden (m)	800
81		Danske Bank A/S (m)	815
27		Novo Nordisk A/S, Class B	1,454
18		Vestas Wind Systems A/S (a)	864

			3,933

		Finland — 1.3%
68		Konecranes OYJ (m)	1,041
304		Nokia OYJ (m)	3,728

			4,769

		France — 10.3%
29		Alstom S.A. (m)	1,375
132		AXA S.A.	2,079
63		BNP Paribas (m)	2,388
39		Bouygues (m)	1,326
33		Cap Gemini S.A. (m)	1,139
16		Casino Guichard Perrachon S.A. (m)	1,052
20		CNP Assurances (m)	1,299
22		Compagnie Generale des Etablissements Michelin, Class B	848
82		Credit Agricole S.A. (m)	995
103		France Telecom S.A. (m)	2,300
64		GDF Suez	2,435
24		Groupe Danone (m)	1,237
19		Lafarge S.A.	892
16		LVMH Moet Hennessy Louis Vuitton S.A.	895
16		Pernod-Ricard S.A.	1,030
23		PPR (m)	1,157
55		Sanofi-Aventis S.A. (m)	3,110
79		SCOR SE (m)	1,598
53		Societe Generale (m)	2,200
152		Total S.A. (m)	7,563
11		Vallourec (m)	1,038
57		Vivendi (m)	1,473

			39,429

		Germany — 7.6%
37		Adidas AG	1,297
29		Allianz SE (m)	2,423
47		BASF SE	1,348
44		Bayer AG	2,324
50		Bayerische Motoren Werke AG	1,192
29		Deutsche Bank AG	761
118		Deutsche Telekom AG	1,418
117		E.ON AG (m)	3,758
19		Linde AG	1,240
10		Muenchener Rueckversicherungs AG	1,278
19		RWE AG	1,439
16		Salzgitter AG (m)	1,159
60		SAP AG	2,093
40		SGL Carbon AG (a) (m)	866
67		Siemens AG	3,749
47		ThyssenKrupp AG (m)	947
5		Volkswagen AG (m)	1,543

			28,835

		Hong Kong — 2.8%
163		Cheung Kong Holdings Ltd. (m)	1,504
160		China Mobile Ltd. (m)	1,440
616		China Overseas Land & Investment Ltd. (m)	806
1,611		CNOOC Ltd. (m)	1,387
429		Hang Lung Properties Ltd. (m)	964
296		Hutchison Whampoa Ltd. (m)	1,506
152		Jardine Strategic Holdings Ltd. (m)	1,544
209		Swire Pacific Ltd., Class A (m)	1,347

			10,498

		India — 0.8%
41		ICICI Bank Ltd., ADR (m)	670
41		Infosys Technologies Ltd., ADR (m)	1,087
27		Reliance Industries Ltd., GDR (e) (m)	1,481

			3,238

		Israel — 0.4%
35		Teva Pharmaceutical Industries Ltd., ADR (m)	1,432

		Italy — 2.3%
155		Enel S.p.A.	867
161		ENI S.p.A. (m)	3,406
759		Intesa Sanpaolo S.p.A. (m)	2,390
363		Terna Rete Elettrica Nazionale S.p.A. (m)	1,102
589		Unipol Gruppo Finanziario S.p.A. (m)	878

			8,643

		Japan — 23.1%
34		ABC-Mart, Inc. (m)	1,113
38		Astellas Pharma, Inc. (m)	1,439
74		Canon, Inc. (m)	2,022
50		Capcom Co., Ltd. (m)	890
—	(h)	Central Japan Railway Co. (m)	1,127
19		East Japan Railway Co. (m)	1,261
20		Electric Power Development Co., Ltd. (m)	780
25		FamilyMart Co., Ltd. (m)	906
9		Fast Retailing Co., Ltd. (m)	1,173
222		Gunma Bank Ltd. (The) (m)	1,286
176		Honda Motor Co., Ltd. (m)	4,033
115		Hosiden Corp. (m)	1,343
222		ITOCHU Corp. (m)	1,079
—	(h)	Japan Tobacco, Inc. (m)	1,420
278		Kajima Corp. (m)	733
—	(h)	KDDI Corp. (m)	1,324
143		Kinden Corp. (m)	1,262
113		Komatsu Ltd. (m)	1,162
264		Kubota Corp.	1,436
18		Kyocera Corp. (m)	1,162
22		Lawson, Inc. (m)	1,092
556		Marubeni Corp. (m)	1,979
169		Mitsubishi Corp. (m)	2,229
281		Mitsubishi Electric Corp. (m)	1,290
290		Mitsubishi Heavy Industries Ltd.	1,096
107		Mitsubishi Tanabe Pharma Corp. (m)	1,583
788		Mitsubishi UFJ Financial Group, Inc. (m)	4,371
193		Mitsui & Co., Ltd. (m)	2,014
118		Mitsui Fudosan Co., Ltd. (m)	1,522
217		Mitsui OSK Lines Ltd. (m)	1,239
579		Mizuho Financial Group, Inc.	1,434
27		Murata Manufacturing Co., Ltd. (m)	1,018
27		Nidec Corp.	1,316
10		Nintendo Co., Ltd. (m)	3,193
354		Nippon Steel Corp. (m)	1,039
56		Nippon Telegraph & Telephone Corp. (m)	2,722
13		Nitori Co., Ltd. (m)	946
1		NTT DoCoMo, Inc. (m)	1,934
201		Obayashi Corp. (m)	945
—	(h)	Osaka Securities Exchange Co., Ltd. (m)	1,361
99		Panasonic Corp. (m)	1,201
124		Ricoh Co., Ltd. (m)	1,513
20		Sankyo Co., Ltd. (m)	974
40		Seven & I Holdings Co., Ltd. (m)	1,075
30		Shin-Etsu Chemical Co., Ltd. (m)	1,418
66		Shionogi & Co., Ltd. (m)	1,414
—	(h)	Sony Financial Holdings, Inc. (m)	1,424
198		Sumitomo Corp. (m)	1,794
569		Sumitomo Metal Industries Ltd. (m)	1,138
81		Sumitomo Mitsui Financial Group, Inc. (m)	3,206
41		Takeda Pharmaceutical Co., Ltd. (m)	1,898
52		Tokio Marine Holdings, Inc. (m)	1,383
198		Tokyo Gas Co., Ltd. (m)	936
145		Toyota Motor Corp. (m)	4,655
45		Tsumura & Co. (m)	1,493
109		Yamaguchi Financial Group, Inc. (m)	1,211

			88,007

		Luxembourg — 0.7%
70		ArcelorMittal	1,568
62		SES Global S.A. FDR (m)	1,138

			2,706

		Mexico — 0.4%
52		Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	1,459

		Netherlands — 4.7%
246		ING Groep N.V. CVA (m)	2,029
107		Koninklijke Ahold N.V.	1,278
32		Koninklijke DSM N.V. (m)	768
75		Koninklijke KPN N.V. (m)	1,001
85		Koninklijke Philips Electronics N.V.	1,540
140		Reed Elsevier N.V. (m)	1,546
361		Royal Dutch Shell plc, Class B (m)	8,573
72		Wolters Kluwer N.V. (m)	1,303

			18,038

		Norway — 0.5%
76		StatoilHydro ASA (m)	1,303
117		Telenor ASA (m)	764

			2,067

		Portugal — 0.4%
416		Energias de Portugal S.A. (m)	1,473

		Singapore — 0.7%
885		Singapore Telecommunications Ltd. (m)	1,536
163		United Overseas Bank Ltd. (m)	1,265

			2,801

		South Korea — 0.5%
5		Samsung Electronics Co., Ltd. (m)	1,735

		Spain — 4.3%
9		Acciona S.A. (m)	1,005
216		Banco Bilbao Vizcaya Argentaria S.A. (m)	2,014
463		Banco Santander S.A. (m)	3,751
62		Grifols S.A. (m)	1,092
212		Iberdrola S.A. (m)	1,639
37		Inditex S.A.	1,389
475		Mapfre S.A.	1,338
239		Telefonica S.A. (m)	4,241

			16,469

		Sweden — 0.6%
160		Alfa Laval AB	1,112
141		Telefonaktiebolaget LM Ericsson, Class B	1,113

			2,225

		Switzerland — 9.4%
148		ABB Ltd. (a) (m)	1,927
26		Actelion Ltd. (a) (m)	1,397
26		Adecco S.A.	863
61		Compagnie Financiere Richemont S.A., Class A	891
144		Credit Suisse Group AG (m)	3,681
28		Holcim Ltd. (m)	1,137
48		Julius Baer Holding AG (m)	1,437
215		Nestle S.A. (m)	7,447
145		Novartis AG (m)	5,970
36		Roche Holding AG (m)	5,021
7		Swatch Group AG (The) (m)	795
8		Syngenta AG (m)	1,520
165		UBS AG (a) (m)	2,066
10		Zurich Financial Services AG (m)	1,802

			35,954

		Taiwan — 0.4%
197		Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	1,488

		United Kingdom — 21.4%
291		Amlin plc (m)	1,613
79		AstraZeneca plc (m)	3,040
357		Aviva plc (m)	1,613
280		BAE Systems plc, Zero Coupon, (m)	1,624
761		Barclays plc (m)	1,119
248		BG Group plc (m)	3,406
1,023		BP plc (m)	7,242
124		British American Tobacco plc (m)	3,389
57		Carnival plc (m)	1,046
384		Centrica plc (m)	1,429
490		Cobham plc (m)	1,512
269		Compass Group plc (m)	1,329
159		Drax Group plc (m)	1,280
650		Game Group plc (m)	1,343
323		GlaxoSmithKline plc (m)	5,698
540		HMV Group plc (m)	1,074
604		HSBC Holdings plc (m)	4,688
301		ICAP plc (m)	1,023
52		Imperial Tobacco Group plc (m)	1,420
266		J Sainsbury plc (m)	1,278
731		Kingfisher plc (m)	1,463
816		Lloyds Banking Group plc (m)	1,063
447		Man Group plc (m)	1,328
447		Marks & Spencer Group plc (m)	1,485
154		Pearson plc (m)	1,471
245		Persimmon plc (m)	1,020
368		Prudential plc (m)	1,769
41		Reckitt Benckiser Group plc (m)	1,561
52		Rio Tinto plc (m)	1,109
167		Rolls-Royce Group plc (a) (m)	799
630		RSA Insurance Group plc (m)	1,196
59		Scottish & Southern Energy plc (m)	1,017
165		Standard Chartered plc (m)	2,084
568		Tesco plc (m)	2,936
144		Unilever plc (m)	3,157
192		Vedanta Resources plc (m)	1,520
3,922		Vodafone Group plc (m)	7,284
415		Wm Morrison Supermarkets plc (m)	1,621
258		WPP plc (m)	1,452

			81,501

		Total Common Stocks (Cost $500,486)	376,202

		Preferred Stocks — 0.7%
		Brazil — 0.4%
72		Petroleo Brasileiro S.A., ADR (m)	1,564

		Germany — 0.3%
20		Porsche Automobil Holding SE	1,152

		Total Preferred Stocks (Cost $3,608)	2,716

		Total Long-Term Investments (Cost $504,094)	378,918

NUMBER OF RIGHTS

		Rights — 0.0%
		Hong Kong — 0.0%
27		China Overseas Land & Rights, Zero Coupon,, expiring 01/21/09 (a) (Cost $—)	8

		Total Investments — 99.4% (Cost $504,094)	378,926

		Other Assets in Excess of Liabilities — 0.6%	2,178

		NET ASSETS — 100.0%	$381,104

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	11.2%
Oil, Gas & Consumable Fuels	9.8
Pharmaceuticals	9.5
Insurance	6.0
Metals & Mining	4.6
Diversified Telecommunication Services	3.7
Automobiles	3.3
Wireless Telecommunication Services	3.2
Food Products	3.1
Food & Staples Retailing	3.0
Electric Utilities	2.9
Media	2.8
Capital Markets	2.7
Specialty Retail	2.5
Trading Companies & Distributors	2.4
Industrial Conglomerates	2.2
Machinery	1.8
Electrical Equipment	1.7
Multi-Utilities	1.7
Chemicals	1.7
Tobacco	1.6
Software	1.6
Real Estate Management & Development	1.6
Electronic Equipment, Instruments &
Components	1.3
Communications Equipment	1.3
Construction & Engineering	1.1
Beverages	1.1
Aerospace & Defense	1.0
Household Durables	1.0
Others (each less than 1.0%)	8.6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR—	American Depositary Receipt
CVA—	Dutch Certification
FDR —	Fiduciary Depositary Receipt
GDR—	Global Depositary Receipt

(a)	Non-income producing security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for international investments are approximately $366,458,000 and 96.7%, respectively.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,784
Aggregate gross unrealized depreciation	(132,952)

Net unrealized appreciation/depreciation	($125,168)

Federal income tax cost of investments	$504,094

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 2,631	$ —
Level 2 - Other significant observable inputs	376,295	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 378,926	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intrepid Japan Fund
(formerly JPMorgan Japan Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 99.1%
		Common Stocks — 99.1%
		Auto Components — 3.0%
8		Bridgestone Corp.	97
4		Denso Corp.	65
2		Exedy Corp.	17
3		Keihin Corp.	28
5		NHK Spring Co., Ltd.	18
8		Stanley Electric Co., Ltd.	75
3		Sumitomo Rubber Industries, Inc.	16
7		U-Shin Ltd.	23
8		Yokohama Rubber Co. Ltd. (The)	28

			367

		Automobiles — 6.0%
5		Daihatsu Motor Co., Ltd.	42
8		Honda Motor Co., Ltd.	179
16		Toyota Motor Corp.	518

			739

		Beverages — 0.6%
5		Asahi Breweries Ltd.	76

		Building Products — 0.6%
14		Central Glass Co., Ltd.	51
3		Sekisui Jushi Corp.	22

			73

		Capital Markets — 0.5%
4		Daiwa Securities Group, Inc.	22
6		Nomura Holdings, Inc.	38

			60

		Chemicals — 2.4%
5		Arakawa Chemical Industries Ltd.	46
1		Kuraray Co., Ltd.	8
12		Mitsui Chemicals, Inc.	35
1		Nihon Parkerizing Co., Ltd.	8
6		Nippon Chemical Industrial Co., Ltd.	13
3		Nippon Soda Co., Ltd.	11
4		Nippon Synthetic Chemical Industry Co., Ltd. (The)	10
2		Shin-Etsu Chemical Co., Ltd.	98
3		Toagosei Co., Ltd.	8
5		Tokuyama Corp.	30
10		Toyo Ink Manufacturing Co., Ltd.	26

			293

		Commercial Banks — 10.2%
2		Bank of Yokohama Ltd. (The)	10
14		Chuo Mitsui Trust Holdings, Inc.	55
8		Daishi Bank Ltd. (The)	34
9		Kagoshima Bank Ltd. (The)	69
84		Mitsubishi UFJ Financial Group, Inc.	468
78		Mizuho Financial Group, Inc. (c)	193
47		Shinsei Bank Ltd.	60
7		Sumitomo Mitsui Financial Group, Inc.	282
18		Sumitomo Trust & Banking Co., Ltd. (The)	88

			1,259

		Commercial Services & Supplies — 0.9%
7		Dai Nippon Printing Co., Ltd.	68
4		Toppan Forms Co., Ltd.	45

			113

		Computers & Peripherals — 1.0%
9		Fujitsu Ltd.	40
1		Megachips Corp.	14
13		NEC Corp.	35
3		Seiko Epson Corp.	35

			124

		Construction & Engineering — 3.2%
4		COMSYS Holdings Corp. (c)	34
3		Kandenko Co., Ltd.	22
3		Kinden Corp.	26
7		Kyudenko Corp.	55
5		Nippon Densetsu Kogyo Co., Ltd.	60
10		Nippon Road Co., Ltd. (The)	23
14		Obayashi Corp.	66
8		Okumura Corp. (c)	34
3		Taihei Dengyo Kaisha Ltd.	36
6		Toenec Corp.	35

			391

		Construction Materials — 0.0% (g)
3		Krosaki Harima Corp.	6

		Consumer Finance — 1.3%
3		Credit Saison Co., Ltd.	27
3		Hitachi Capital Corp.	38
2		ORIX Corp.	66
1		Promise Co., Ltd.	26

			157

		Containers & Packaging — 0.3%
1		FP Corp.	33

		Diversified Financial Services — 0.4%
1		Mitsubishi UFJ Lease & Finance Co., Ltd.	16
2		Ricoh Leasing Co., Ltd.	28

			44

		Diversified Telecommunication Services — 2.1%
6		Nippon Telegraph & Telephone Corp.	266

		Electric Utilities — 4.2%
2		Chubu Electric Power Co., Inc.	68
6		Kansai Electric Power Co., Inc. (The)	175
9		Tokyo Electric Power Co., Inc. (The)	282

			525

		Electrical Equipment — 1.6%
2		Fujikura Ltd.	5
9		Mitsubishi Electric Corp.	41
8		Nippon Signal Co., Ltd.	48
10		Panasonic Electric Works Co., Ltd.	79
3		Sumitomo Electric Industries Ltd.	22

			195

		Electronic Equipment, Instruments & Components — 2.6%
2		FUJIFILM Holdings Corp.	39
2		Furuno Electric Co., Ltd.	11
26		Hitachi Ltd.	79
5		Hosiden Corp. (c)	54
1		Kyocera Corp.	71
4		Nohmi Bosai Ltd. (c)	43
3		Osaki Electric Co., Ltd.	21

			318

		Food & Staples Retailing — 2.6%
2		Izumiya Co., Ltd.	13
8		Seven & I Holdings Co., Ltd.	216
11		UNY Co., Ltd.	91

			320

		Food Products — 2.2%
6		Fuji Oil Co., Ltd.	74
21		J-Oil Mills, Inc.	73
6		Nisshin Oillio Group Ltd. (The)	29
2		QP Corp.	22
3		Toyo Suisan Kaisha Ltd.	79

			277

		Gas Utilities — 2.2%
39		Osaka Gas Co., Ltd.	166
9		Shizuoka Gas Co., Ltd.	51
11		Tokyo Gas Co., Ltd.	52

			269

		Health Care Equipment & Supplies — 1.0%
6		Hitachi Medical Corp.	60
7		JMS Co., Ltd.	31
2		Nihon Kohden Corp.	30

			121

		Hotels, Restaurants & Leisure — 0.3%
—	(h)	Accordia Golf Co., Ltd.	24
3		Tokyo Dome Corp.	9

			33

		Household Durables — 2.6%
2		Foster Electric Co., Ltd. (c)	15
16		Panasonic Corp.	194
5		Sekisui House Ltd.	42
4		Sony Corp.	72

			323

		Household Products — 0.5%
2		Kao Corp.	49
1		Pigeon Corp. (c)	15

			64

		Independent Power Producers & Energy Traders — 1.1%
4		Electric Power Development Co., Ltd.	139

		Insurance — 2.8%
6		Nissay Dowa General Insurance Co., Ltd.	32
14		Sompo Japan Insurance, Inc.	87
9		Tokio Marine Holdings, Inc.	228

			347

		Internet & Catalog Retail — 0.3%
—	(h)	Rakuten, Inc. (a) (c)	37

		IT Services — 0.6%
4		CAC Corp.	26
2		IT Holdings Corp. (a)	33
2		Nihon Unisys Ltd.	15

			74

		Leisure Equipment & Products — 1.4%
1		Mars Engineering Corp.	19
2		Nikon Corp.	21
2		Sankyo Co., Ltd.	86
1		Shimano, Inc.	48

			174

		Machinery — 3.3%
15		Amada Co., Ltd.	72
2		Denyo Co., Ltd.	14
1		Fuji Machine Manufacturing Co., Ltd.	6
21		Hitachi Zosen Corp. (a) (c)	19
4		Kinki Sharyo Co., Ltd.	18
4		Komatsu Ltd.	44
16		Kubota Corp.	87
24		Mitsubishi Heavy Industries Ltd.	91
28		Mitsui Engineering & Shipbuilding Co., Ltd.	43
2		Tadano Ltd.	8

			402

		Marine — 0.8%
14		Mitsui OSK Lines Ltd.	80
5		Nippon Yusen KK	23

			103

		Media — 0.1%
—	(h)	SKY Perfect JSAT Holdings, Inc.	18

		Metals & Mining — 3.2%
6		Furukawa-Sky Aluminum Corp.	11
15		Godo Steel Ltd.	43
2		JFE Holdings, Inc.	45
1		Kyoei Steel Ltd.	13
12		Nakayama Steel Works Ltd.	28
7		Nippon Denko Co., Ltd.	32
68		Nippon Steel Corp.	200
4		Nisshin Steel Co., Ltd.	7
10		Toho Zinc Co., Ltd.	23

			402

		Multiline Retail — 0.3%
5		Isetan Mitsukoshi Holdings Ltd. (a)	34

		Office Electronics — 2.2%
3		Brother Industries Ltd.	16
6		Canon, Inc.	158
8		Ricoh Co., Ltd.	98

			272

		Oil, Gas & Consumable Fuels — 1.2%
12		Cosmo Oil Co., Ltd.	32
1		Idemitsu Kosan Co., Ltd.	33
—	(h)	Inpex Corp.	7
14		Nippon Mining Holdings, Inc.	49
3		Showa Shell Sekiyu KK	23

			144

		Paper & Forest Products — 1.8%
6		Chuetsu Pulp & Paper Co., Ltd.	15
3		Nippon Paper Group, Inc.	80
27		OJI Paper Co., Ltd.	128

			223

		Personal Products — 0.1%
1		Shiseido Co., Ltd.	17

		Pharmaceuticals — 6.6%
6		Astellas Pharma, Inc.	219
1		Daiichi Sankyo Co., Ltd.	18
3		Eisai Co., Ltd.	98
1		Hisamitsu Pharmaceutical Co., Inc.	30
10		Mitsubishi Tanabe Pharma Corp.	148
4		Nippon Shinyaku Co., Ltd.	46
4		Shionogi & Co., Ltd.	86
4		Takeda Pharmaceutical Co., Ltd.	169

			814

		Real Estate Investment Trusts (REITs) — 0.1%
—	(h)	Nippon Building Fund, Inc.	11

		Real Estate Management & Development — 3.0%
—	(h)	Kenedix, Inc. (a) (c)	11
3		Leopalace21 Corp.	24
9		Mitsubishi Estate Co., Ltd.	118
12		Mitsui Fudosan Co., Ltd.	155
3		Sumitomo Realty & Development Co., Ltd.	34
8		Tokyo Tatemono Co., Ltd.	27

			369

		Road & Rail — 3.5%
—	(h)	Central Japan Railway Co.	135
1		East Japan Railway Co.	95
2		Hitachi Transport System Ltd.	27
14		Nippon Express Co., Ltd.	50
5		Nippon Konpo Unyu Soko Co., Ltd.	52
9		Seino Holdings Corp.	44
6		Senko Co., Ltd.	22
—	(h)	West Japan Railway Co.	12

			437

		Semiconductors & Semiconductor Equipment — 0.3%
2		Elpida Memory, Inc. (a)	17
7		Sanken Electric Co., Ltd. (c)	26

			43

		Software — 1.8%
1		Nintendo Co., Ltd.	217

		Specialty Retail — 2.2%
3		Alpen Co., Ltd.	64
1		Aoyama Trading Co., Ltd.	16
1		DCM Japan Holdings Co., Ltd.	8
—	(h)	Fast Retailing Co., Ltd.	25
2		Kohnan Shoji Co., Ltd.	23
1		Nitori Co., Ltd.	53
2		Shimachu Co., Ltd.	41
1		USS Co., Ltd.	36

			266

		Textiles, Apparel & Luxury Goods — 0.1%
2		Nisshinbo Industries, Inc.	15

		Trading Companies & Distributors — 5.3%
16		Hanwa Co., Ltd.	47
18		ITOCHU Corp.	87
5		Marubeni Corp.	18
14		Mitsubishi Corp.	188
17		Mitsui & Co., Ltd.	177
14		Sumitomo Corp.	126
1		Toyota Tsusho Corp.	10

			653

		Transportation Infrastructure — 0.4%
6		Kamigumi Co., Ltd. (c)	48

		Wireless Telecommunication Services — 4.3%
—	(h)	KDDI Corp.	206
—	(h)	NTT DoCoMo, Inc.	282
3		Softbank Corp.	42

			530

		Total Long-Term Investments (Cost $14,301)	12,235

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 3.6%
	Investment Company — 3.6%
448	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $448)	448

	Total Investments — 102.7% (Cost $14,749)	12,683

	Liabilities in Excess of Other Assets — (2.7)%	(336)

	NET ASSETS — 100.0%	$12,347

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).

The value and percentage based on total investments (excluding Investments of Cash Collateral for Securities on Loan) of the investments that apply the fair valuation policy for the international investments are approximately $12,235,000 and 100.0%, respectively.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$450
Aggregate gross unrealized depreciation	(2,516)

Net unrealized appreciation/depreciation	$(2,066)

Federal income tax cost of investments	$14,749

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 448	$ —
Level 2 – Other significant observable inputs	12,235	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 12,683	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.2%
	Common Stocks — 67.9%
	Argentina — 0.9%
2	Tenaris S.A., ADR (m)	38

	Brazil — 35.7%
4	AES Tiete S.A. (m)	23
6	Banco Bradesco S.A., ADR (m)	50
34	BM&FBOVESPA S.A. (m)	98
6	Brasil Brokers Participacoes S.A. (a) (m)	4
2	Brasil Telecom Participacoes S.A. (m)	61
5	Cia Siderurgica Nacional S.A., ADR (m)	68
45	Cia Vale do Rio Doce, ADR (m)	548
13	Estacio Participacoes S.A. (m)	80
10	Gafisa S.A., ADR (m)	98
6	Global Village Telecom Holding S.A. (a) (m)	68
11	Localiza Rent A Car S.A. (m)	37
11	Lojas Renner S.A. (m)	67
6	NET Servicos de Comunicacao S.A., ADR (m)	40
5	Perdigao S.A. (m)	65
4	Totvs S.A. (m)	73
3	Unibanco - Uniao de Bancos Brasileiros S.A., ADR (m)	179
6	Weg S.A. (m)	30

		1,589

	Chile — 3.6%
1	Empresa Nacional de Electricidad S.A., ADR (m)	39
26	La Polar S.A. (m)	55
5	Lan Airlines S.A., ADR (m)	38
10	SACI Falabella (m)	28

		160

	Mexico — 25.0%
13	America Movil S.A.B. de C.V., Series L, ADR (m)	384
16	Banco Compartamos S.A. de C.V. (m)	30
12	Cemex S.A.B. de C.V., ADR (a) (m)	96
73	Corp. GEO S.A.B. de C.V., Series B (a) (m)	81
18	Desarrolladora Homex S.A.B. de C.V. (a) (m)	57
5	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	155
31	Genomma Lab Internacional S.A. de C.V., Class B (a) (m)	18
2	Grupo Aeroportuario del Sureste S.A.B de C.V., ADR (m)	68
90	Grupo Financiero Banorte S.A.B. de C.V., Class O	119
31	Grupo Televisa S.A. (m)	86
9	Wal-Mart de Mexico S.A.B. de C.V., Series V	19

		1,113

	Panama — 1.5%
3	Copa Holdings S.A., Class A (m)	66

	Peru — 1.2%
1	Credicorp Ltd. (m)	53

	Total Common Stocks (Cost $4,921)	3,019

	Preferred Stocks — 31.3%
	Brazil — 31.3%
39	Banco Itau Holding Financeira S.A. (m)	399
3	Cia de Bebidas das Americas, ADR (m)	140
7	Cia de Transmissao de Energia Eletrica Paulista (m)	120
9	Cia Energetica de Minas Gerais (m)	124
6	Gerdau S.A., ADR (m)	41
20	Petroleo Brasileiro S.A., ADR (m)	431
10	Randon Participacoes S.A. (m)	26
2	Telemar Norte Leste S.A., Series A (m)	40
5	Vivo Participacoes S.A. (m)	71

	Total Preferred Stocks (Cost $1,942)	1,392

	Total Investments — 99.2% (Cost $6,863)	4,411
	Other Assets in Excess of Liabilities — 0.8%	36

	NET ASSETS — 100.0%	$4,447

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	18.1%
Metals & Mining	14.9
Wireless Telecommunication Services	10.3
Oil, Gas & Consumable Fuels	9.8
Beverages	6.7
Electric Utilities	5.5
Household Durables	5.3
Diversified Telecommunication Services	3.8
Multiline Retail	3.4
Media	2.9
Airlines	2.4
Diversified Financial Services	2.2
Construction Materials	2.2
Diversified Consumer Services	1.8
Software	1.7
Transportation Infrastructure	1.5
Food Products	1.5
Independent Power Producers & Energy Traders	1.4
Machinery	1.3
Others (each less than 1.0%)	3.3

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30
Aggregate gross unrealized depreciation	(2,482)

Net unrealized appreciation/depreciation	$(2,452)

Federal income tax cost of investments	$6,863

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN COUNTRY/SPECIFIC FUNDS	OCTOBER 31, 2008

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 4,411	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 4,411	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Positions — 98.3% (j)
		Long-Term Investments — 84.0%
		Common Stocks — 83.7%
		Aerospace & Defense — 4.4%
2		Boeing Co.	74
11		Goodrich Corp.	419
5		Honeywell International, Inc.	158
13		Northrop Grumman Corp.	618
13		United Technologies Corp.	634

			1,903

		Auto Components — 0.4%
13		Johnson Controls, Inc.	168

		Beverages — 2.5%
10		Coca-Cola Co. (The)	436
17		Coca-Cola Enterprises, Inc.	187
5		Pepsi Bottling Group, Inc.	89
7		PepsiCo, Inc.	371

			1,083

		Biotechnology — 3.6%
8		Alexion Pharmaceuticals, Inc. (a)	299
4		BioMarin Pharmaceutical, Inc. (a)	76
12		Celgene Corp. (a)	622
11		Gilead Sciences, Inc. (a)	536

			1,533

		Capital Markets — 3.4%
6		Bank of New York Mellon Corp. (The)	149
4		Goldman Sachs Group, Inc. (The)	303
20		Morgan Stanley	402
12		State Street Corp.	285
30		TD AMERITRADE Holding Corp. (a)	338

			1,477

		Chemicals — 3.4%
6		Air Products & Chemicals, Inc.	277
29		Dow Chemical Co. (The)	338
11		E.l. du Pont de Nemours & Co.	246
4		PPG Industries, Inc.	146
6		Praxair, Inc.	398
1		Rohm & Haas Co.	72

			1,477

		Commercial Banks — 1.4%
8		Comerica, Inc.	138
1		Fifth Third Bancorp	2
12		KeyCorp	86
2		M&T Bank Corp.	91
10		U.S. Bancorp	148
3		Wells Fargo & Co.	60
6		Zions Bancorp	90

			615

		Communications Equipment — 3.7%
11		Cisco Systems, Inc. (a)	160
38		Corning, Inc.	380
10		Juniper Networks, Inc. (a)	142
11		Nokia OYJ, (Finland), ADR	134
23		QUALCOMM, Inc.	779

			1,595

		Computers & Peripherals — 2.5%
18		Hewlett-Packard Co.	626
20		NetApp, Inc. (a)	291
12		SanDisk Corp. (a)	134

			1,051

		Consumer Finance — 0.3%
8		Capital One Financial Corp.	126

		Diversified Financial Services — 0.7%
23		CIT Group, Inc.	63
23		Citigroup, Inc.	81
8		NYSE Euronext	165

			309

		Diversified Telecommunication Services — 1.9%
27		Verizon Communications, Inc.	812

		Electric Utilities — 1.7%
6		American Electric Power Co., Inc.	185
3		Edison International	86
3		Exelon Corp.	171
3		FirstEnergy Corp.	157
6		NV Energy, Inc.	64
2		PPL Corp.	71

			734

		Electrical Equipment — 0.0% (g)
—	(h)	First Solar, Inc. (a)	7
—	(h)	Rockwell Automation, Inc.	7

			14

		Electronic Equipment, Instruments & Components — 0.4%
12		Tyco Electronics Ltd., (Bermuda)	164

		Energy Equipment & Services — 1.4%
5		Baker Hughes, Inc.	156
17		Halliburton Co.	296
6		Smith International, Inc.	141

			593

		Food & Staples Retailing — 2.6%
17		CVS/Caremark Corp.	465
19		Safeway, Inc.	399
—	(h)	SUPERVALU, Inc.	7
7		SYSCO Corp.	159
2		Wal-Mart Stores, Inc.	90

			1,120

		Food Products — 0.8%
2		General Mills, Inc.	115
8		Kraft Foods, Inc., Class A	216

			331

		Health Care Equipment & Supplies — 1.3%
1		Alcon, Inc., (Switzerland)	99
2		C.R. Bard, Inc.	128
4		Covidien Ltd.	171
5		Zimmer Holdings, Inc. (a)	167

			565

		Health Care Providers & Services — 1.9%
6		Aetna, Inc.	183
2		AmerisourceBergen Corp.	71
3		Cardinal Health, Inc.	121
—	(h)	Cigna Corp.	1
2		Laboratory Corp. of America Holdings (a)	118
3		McKesson Corp.	137
2		Medco Health Solutions, Inc. (a)	67
3		WellPoint, Inc. (a)	104

			802

		Hotels, Restaurants & Leisure — 1.7%
2		Darden Restaurants, Inc.	51
39		International Game Technology	414
3		McDonald’s Corp.	180
15		Royal Caribbean Cruises Ltd.	97

			742

		Household Durables — 0.8%
24		D.R. Horton, Inc.	142
16		KB Home	172
6		Lennar Corp., Class A	46

			360

		Household Products — 1.0%
2		Kimberly-Clark Corp.	82
6		Procter & Gamble Co.	349

			431

		Industrial Conglomerates — 0.1%
6		Textron, Inc.	53

		Insurance — 1.8%
8		ACE Ltd., (Switzerland)	343
2		Allstate Corp. (The)	35
5		Axis Capital Holdings Ltd., (Bermuda)	132
2		MetLife, Inc.	49
2		Prudential Financial, Inc.	41
3		RenaissanceRe Holdings Ltd., (Bermuda)	152
—	(h)	Travelers Cos., Inc. (The)	2

			754

		Internet & Catalog Retail — 1.1%
8		Amazon.com, Inc. (a)	473
2		Expedia, Inc. (a)	17

			490

		Internet Software & Services — 1.5%
2		Google, Inc., Class A (a)	643

		IT Services — 3.1%
46		Genpact Ltd., (Bermuda) (a)	378
15		Infosys Technologies Ltd., (India), ADR	400
2		MasterCard, Inc., Class A	265
12		Paychex, Inc.	297

			1,340

		Machinery — 1.5%
4		Caterpillar, Inc.	131
2		Danaher Corp.	87
4		Ingersoll-Rand Co., Ltd., (Bermuda), Class A	62
14		PACCAR, Inc.	363

			643

		Media — 2.4%
2		News Corp., Class A	10
62		Time Warner, Inc.	581
22		Walt Disney Co. (The)	449

			1,040

		Metals & Mining — 0.7%
8		Freeport-McMoRan Copper & Gold, Inc.	209
3		United States Steel Corp.	90

			299

		Multiline Retail — 1.2%
10		Family Dollar Stores, Inc.	276
4		Kohl’s Corp. (a)	138
9		Macy’s, Inc.	79

			493

		Multi-Utilities — 0.4%
14		CMS Energy Corp.	169

		Oil, Gas & Consumable Fuels — 2.9%
5		Apache Corp.	349
5		Denbury Resources, Inc. (a)	67
—	(h)	Devon Energy Corp.	3
4		Exxon Mobil Corp.	271
4		Hess Corp.	222
4		Occidental Petroleum Corp.	218
3		XTO Energy, Inc.	106

			1,236

		Paper & Forest Products — 0.2%
53		Domtar Corp., (Canada) (a)	79

		Personal Products — 0.6%
5		Avon Products, Inc.	102
6		Estee Lauder Cos., Inc. (The), Class A	160

			262

		Pharmaceuticals — 3.8%
17		Abbott Laboratories	943
—	(h)	Bristol-Myers Squibb Co.	1
15		Merck & Co., Inc.	435
15		Schering-Plough Corp.	260

			1,639

		Real Estate Investment Trusts (REITs) — 6.2%
6		Alexandria Real Estate Equities, Inc.	374
6		Annaly Capital Management, Inc.	94
8		Camden Property Trust	211
1		Developers Diversified Realty Corp.	7
7		Digital Realty Trust, Inc.	223

3		Essex Property Trust, Inc.	191
18		Kimco Realty Corp.	257
10		Liberty Property Trust	204
7		ProLogis	69
15		Senior Housing Properties Trust	236
—	(h)	Simon Property Group, Inc.	13
30		UDR, Inc.	351
8		Ventas, Inc.	209
5		Vornado Realty Trust	236

			2,675

		Road & Rail — 2.5%
13		CSX Corp.	384
18		Norfolk Southern Corp.	679

			1,063

		Semiconductors & Semiconductor Equipment — 5.9%
13		Applied Materials, Inc.	125
19		Broadcom Corp., Class A (a)	306
19		Intersil Corp., Class A	180
14		KLA-Tencor Corp.	286
13		Lam Research Corp. (a)	260
33		LSI Corp. (a)	104
43		Marvell Technology Group Ltd., (Bermuda) (a)	315
5		Micron Technology, Inc. (a)	20
37		Tessera Technologies, Inc. (a)	437
29		Xilinx, Inc.	495

			2,528

		Software — 1.2%
4		Adobe Systems, Inc. (a)	80
26		Microsoft Corp.	439

			519

		Specialty Retail — 1.5%
2		Abercrombie & Fitch Co., Class A	41
9		Advance Auto Parts, Inc.	280
13		Staples, Inc.	211
7		Urban Outfitters, Inc. (a)	115

			647

		Textiles, Apparel & Luxury Goods — 1.2%
8		Coach, Inc. (a)	111
4		Polo Ralph Lauren Corp.	164
4		V.F. Corp.	249

			524

		Thrifts & Mortgage Finance — 0.4%
11		MGIC Investment Corp.	30
9		New York Community Bancorp, Inc.	121

			151

		Tobacco — 1.0%
26		Altria Group, Inc.	434

		Trading Companies & Distributors — 0.1%
1		GATX Corp.	31

		Wireless Telecommunication Services — 0.6%
10		Crown Castle International Corp. (a)	185
—	(h)	SBA Communications Corp., Class A (a)	5
33		Sprint Nextel Corp. (a)	80

			270

		Total Common Stocks (Cost $40,121)	35,987

PRINCIPAL AMOUNT ($)

		U.S. Treasury Obligation — 0.3%
130		U.S. Treasury Notes, 4.875%, 06/30/09 (k) (Cost $132)	133

		Total Long-Term Investments (Cost $40,253)	36,120

SHARES

		Short-Term Investment — 14.3%
		Investment Company — 14.3%
6,152		JPMorgan Prime Money Market Fund,
		Institutional Class Shares (b) (m) (Cost $6,152)	6,152

		Total Investments — 98.3% (Cost $46,405)	42,272
		Other Assets in Excess of Liabilities — 1.7%	746

		NET ASSETS — 100.0%	$43,018

		Short Positions — 83.5%
		Common Stocks — 83.5%
		Aerospace & Defense — 1.4%
6		General Dynamics Corp.	318
6		Raytheon Co.	281

			599

		Air Freight & Logistics — 1.1%
3		FedEx Corp.	127
8		United Parcel Service, Inc., Class B	353

			480

		Biotechnology — 1.6%
3		Amgen, Inc. (a)	143
2		Cubist Pharmaceuticals, Inc. (a)	36
3		Genzyme Corp. (a)	224
5		Onyx Pharmaceuticals, Inc. (a)	140
2		United Therapeutics Corp. (a)	129

			672

		Capital Markets — 3.8%
14		Charles Schwab Corp. (The)	189
6		Federated Investors, Inc., Class B	108
5		Franklin Resources, Inc.	244
14		Lazard Ltd., (Bermuda), Class A	358
3		Legg Mason, Inc.	51
6		Northern Trust Corp.	357
12		T. Rowe Price Group, Inc.	320

			1,627

		Chemicals — 2.0%
1		CF Industries Holdings, Inc.	63
8		Eastman Chemical Co.	205
19		H.B. Fuller Co.	260
66		Nova Chemicals Corp., (Canada)	118
12		OM Group, Inc. (a)	227
—	(h)	Terra Industries, Inc.	1

			874

		Commercial Banks — 1.6%
8		BancorpSouth, Inc.	149
3		Bank of Hawaii Corp.	115
5		Commerce Bancshares, Inc.	192
3		First Horizon National Corp.	28
2		PNC Financial Services Group, Inc.	65
1		SunTrust Banks, Inc.	10
4		UMB Financial Corp.	145

			704

		Communications Equipment — 1.0%
101		Motorola, Inc.	445

		Computers & Peripherals — 3.3%
39		Dell, Inc. (a)	368
25		EMC Corp. (a)	274
6		International Business Machines Corp.	527
24		QLogic Corp. (a)	268

			1,437

		Diversified Financial Services — 0.3%
—	(h)	CME Group, Inc.	26
2		IntercontinentalExchange, Inc. (a)	117

			143

		Diversified Telecommunication Services — 0.5%
9		AT&T, Inc.	222

		Electric Utilities — 1.0%
8		Duke Energy Corp.	127
2		Entergy Corp.	160
4		Southern Co.	134

			421

		Electrical Equipment — 0.4%
5		Emerson Electric Co.	164

		Electronic Equipment, Instruments & Components — 0.7%
18		Agilent Technologies, Inc. (a)	318

		Energy Equipment & Services — 1.2%
17		BJ Services Co.	191
3		Diamond Offshore Drilling, Inc.	182
2		ENSCO International, Inc.	60
—	(h)	National Oilwell Varco, Inc. (a)	1
8		Weatherford International Ltd. (a)	85

			519

		Food & Staples Retailing — 2.2%
5		Costco Wholesale Corp.	236
6		Kroger Co. (The)	124
15		Walgreen Co.	402
16		Whole Foods Market, Inc.	168

			930

		Food Products — 3.7%
13		Campbell Soup Co.	401
11		ConAgra Foods, Inc.	185
7		H.J. Heinz Co.	272
2		Hershey Co. (The)	91
5		Kellogg Co.	227
42		Sara Lee Corp.	422

			1,598

		Health Care Equipment & Supplies — 3.5%
7		Becton, Dickinson & Co.	494
9		St. Jude Medical, Inc. (a)	336
5		Stryker Corp.	201
13		Varian Medical Systems, Inc. (a)	477

			1,508

		Health Care Providers & Services — 1.8%
2		DaVita, Inc. (a)	113
3		Express Scripts, Inc. (a)	140
2		Humana, Inc. (a)	87
6		Quest Diagnostics, Inc.	316
4		UnitedHealth Group, Inc.	112

			768

		Hotels, Restaurants & Leisure — 2.2%
7		Burger King Holdings, Inc.	148
1		Carnival Corp.	24
7		Cheesecake Factory, Inc. (The) (a)	58
2		Chipotle Mexican Grill, Inc., Class A (a)	74
14		Marriott International, Inc., Class A	226
17		Starbucks Corp. (a)	157
9		Yum! Brands, Inc.	249

			936

		Household Durables — 1.2%
17		Centex Corp.	142
5		Fortune Brands, Inc.	149
4		Mohawk Industries, Inc. (a)	132
3		Whirlpool Corp.	107

			530

		Household Products — 1.3%
3		Clorox Co.	130
6		Colgate-Palmolive Co.	407

			537

		Independent Power Producers & Energy Traders — 0.2%
8		AES Corp. (The) (a)	61

		Industrial Conglomerates — 1.4%
4		3M Co.	237
17		General Electric Co.	211
6		Tyco International Ltd., (Bermuda)	134

			582

		Insurance — 1.8%
38		American International Group, Inc.	49
2		Chubb Corp. (The)	83
5		Lincoln National Corp.	82
1		Markel Corp. (a)	203
4		Principal Financial Group, Inc.	66
15		Progressive Corp. (The) (a)	186
5		W.R. Berkley Corp.	124

			793

		Internet Software & Services — 0.7%
24		eBay, Inc. (a)	293

		IT Services — 2.0%
5		Automatic Data Processing, Inc.	169
19		SAIC, Inc. (a)	370
7		Visa, Inc., Class A	336

			875

		Leisure Equipment & Products — 0.7%
8		Hasbro, Inc.	198
6		Mattel, Inc.	84

			282

		Machinery — 2.8%
5		Deere & Co.	172
9		Dover Corp.	249
8		Illinois Tool Works, Inc.	272
11		ITT Corp.	514

			1,207

		Media — 5.1%
57		CBS Corp., Class B	326
35		Comcast Corp., Class A	519
35		Gannett Co., Inc.	200
4		McGraw-Hill Cos., Inc. (The)	91
63		New York Times Co. (The), Class A	314
10		Omnicom Group, Inc.	268
8		Scripps Networks Interactive, Inc., Class A	165
9		Time Warner Cable, Inc., Class A (a)	174
10		Viacom, Inc., Class B (a)	151

			2,208

		Metals & Mining — 1.3%
27		Alcoa, Inc.	212
3		Cliffs Natural Resources, Inc.	80
7		Nucor Corp.	279

			571

		Multiline Retail — 0.5%
6		J.C. Penney Co., Inc.	106
3		Target Corp.	89

			195

		Multi-Utilities — 0.8%
6		Dominion Resources, Inc.	193
2		Wisconsin Energy Corp.	103
3		Xcel Energy, Inc.	57

			353

		Office Electronics — 0.1%
9		Xerox Corp.	59

		Oil, Gas & Consumable Fuels — 3.2%
7		Chevron Corp.	465
2		EOG Resources, Inc.	135
4		Pioneer Natural Resources Co.	56
11		Sunoco, Inc.	507
2		Tesoro Corp.	40
4		Ultra Petroleum Corp. (a)	147
—	(h)	Valero Energy Corp.	10

			1,360

		Paper & Forest Products — 0.9%
12		International Paper Co.	110
10		Weyerhaeuser Co.	265

			375

		Pharmaceuticals — 3.6%
1		Allergan, Inc.	46
12		Eli Lilly & Co.	423
4		Forest Laboratories, Inc. (a)	105
13		Johnson & Johnson	764
10		Medicines Co. (The) (a)	129
5		Pfizer, Inc.	78

			1,545

		Real Estate Investment Trusts (REITs) — 6.2%
8		Boston Properties, Inc.	346
6		BRE Properties, Inc.	160
34		DCT Industrial Trust, Inc.	126
16		Douglas Emmett, Inc.	146
11		Equity One, Inc.	155
2		Federal Realty Investment Trust	84
20		First Potomac Realty Trust	163
—	(h)	Health Care REIT, Inc.	2
5		Healthcare Realty Trust, Inc.	74
3		Home Properties, Inc.	124
13		Mid-America Apartment
		Communities, Inc.	381
10		Nationwide Health Properties, Inc.	243
3		Plum Creek Timber Co., Inc.	97
16		Post Properties, Inc.	203
1		Public Storage	77
5		Regency Centers Corp.	180
4		Washington Real Estate Investment Trust	90

			2,651

		Road & Rail — 2.1%
23		Heartland Express, Inc.	314
24		Knight Transportation, Inc.	325
18		Werner Enterprises, Inc.	269

			908

		Semiconductors & Semiconductor Equipment — 8.3%
31		Analog Devices, Inc.	614
41		Intel Corp.	530
35		Linear Technology Corp.	827
44		Maxim Integrated Products, Inc.	588
1		NVIDIA Corp. (a)	8
14		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	109
61		Texas Instruments, Inc.	907

			3,583

		Software — 2.0%
6		Electronic Arts, Inc. (a)	90
12		Intuit, Inc. (a)	270
26		Oracle Corp. (a)	443
19		THQ, Inc. (a)	76

			879

		Specialty Retail — 2.7%
1		AutoZone, Inc. (a)	73
7		Bed Bath & Beyond, Inc. (a)	166
6		Best Buy Co., Inc.	164
6		Home Depot, Inc.	138
7		Lowe’s Cos., Inc.	122
4		O’Reilly Automotive, Inc. (a)	127
11		RadioShack Corp.	126
2		Sherwin-Williams Co. (The)	76
3		Tiffany & Co.	56
5		TJX Cos., Inc.	106

			1,154

		Thrifts & Mortgage Finance — 0.4%
14		Hudson City Bancorp, Inc.	160

		Tobacco — 0.9%
11		Philip Morris International, Inc.	396

		Total Common Stocks (Cost $45,626)	35,922

		Total Short Positions (Proceeds $45,626)	35,922

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
3	E-mini S&P 500 Index	03/20/09	$123	($2)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)		Amount rounds to less than 0.1%
(h)		Amount rounds to less than one thousand (shares or dollars).
(j)		All or a portion of these securities are segregated for short sales.
(k)		Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$998
Aggregate gross unrealized depreciation	(5,131)

Net unrealized appreciation/depreciation	$(4,133)

Federal income tax cost of investments	$46,405

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 42,140	$ (35,813)	$ —	$ (2)
Level 2 - Other significant observable inputs	132	(109)	—	—
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$ 42,272	$ (35,922)	$ —	$ (2)

† Liabilities in securities sold short may include written options.

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 96.3%
		Common Stocks — 96.3%
		Airlines — 1.8%
86		Aeroflot - Russian International Airlines (m)	55

		Auto Components — 0.0% (g)
22		AMTEL Vredestein N.V., (Netherlands), GDR (a) (f) (i)	—	(h)

		Automobiles — 0.3%
4		Sollers OJSC (m)	10

		Commercial Banks — 10.3%
23		Bank St. Petersburg OJSC (a) (m)	15
6		Halyk Savings Bank of Kazakhstan JSC, (Kazakhstan), GDR (m)	15
6		Kazkommertsbank, (Kazakhstan), GDR (a) (m)	25
545		Sberbank (m)	253

			308

		Communications Equipment — 1.1%
50		Sitronics, GDR (a) (m)	32

		Construction Materials — 0.6%
29		Steppe Cement Ltd., (Malaysia) (a) (m)	17

		Diversified Telecommunication Services — 2.4%
31		Comstar United Telesystems OJSC, Reg. S, GDR (m)	73

		Electric Utilities — 0.6%
81		Lenenergo OAO (a) (m)	17

		Energy Equipment & Services — 3.2%
11		Eurasia Drilling Co., Ltd., GDR (m)	38
14		TMK OAO, Reg S, GDR (m)	59

			97

		Food & Staples Retailing — 6.9%
12		DIXY Group OJSC (a) (m)	18
39		Magnit OAO, GDR (a) (e) (m)	190

			208

		Food Products — 0.7%
13		Cherkizovo Group OJSC, Reg. S, GDR (a) (m)	20

		Household Durables — 0.2%
9		PIK Group, GDR (a) (m)	5

		Media — 0.9%
6		CTC Media, Inc. (a) (m)	19
24		RBC Information Systems (a) (m)	7
1		RBC Information Systems, ADR (a) (m)	2

			28

		Metals & Mining — 22.0%
8		Chelyabinsk Zinc Plant, GDR (a) (m)	7
11		Evraz Group S.A., (Luxembourg), GDR (m)	94
6		KazakhGold Group Ltd., (United Kingdom), GDR (a) (m)	25
54		Magnitogorsk Iron & Steel Works, GDR (m)	124
37		Mechel, ADR (m)	127
22		MMC Norilsk Nickel, ADR (m)	90
14		Novolipetsk Steel OJSC, GDR (m)	117
227		Orsu Metals Corp., (United Kingdom) (a) (m)	18
22		Severstal, Reg S, GDR (m)	57

			659

		Oil, Gas & Consumable Fuels — 36.5%
11		BMB Munai, Inc., (United States) (a) (m)	13
53		Dragon Oil plc, (Ireland) (a) (m)	123
43		Gazprom OAO, ADR (m)	551
3		KazMunaiGas Exploration Production, (Kazakhstan), GDR (m)	32
23		Surgutneftegaz, ADR (m)	97
5		Tatneft, GDR (m)	172
43		Urals Energy PCL, (Cyprus) (a) (m)	1
257		West Siberian Resources Ltd., (Sweden), GDR (a) (m)	77
11		Zhaikmunai LP, (Kazakhstan), GDR (a) (e) (m)	22

			1,088

		Paper & Forest Products — 0.4%
47		Kazakhstan Kagazy plc, (Kazakhstan), GDR (a) (e) (m)	13

		Pharmaceuticals — 0.8%
2		Veropharm (a) (m)	24

		Real Estate Management & Development — 0.9%
—	(h)	Open Investments JSC (a) (m)	7
23		RTM OAO (a) (m)	1
61		Sistema-Hals, GDR (a) (m)	16
8		XXI Century Investments Public Ltd., (Cyprus) (a) (i)	2

			26

		Wireless Telecommunication Services — 6.7%
6		Mobile Telesystems OJSC, ADR (m)	137
17		Sistema JSFC, GDR (m)	64

			201

		Total Investments — 96.3% (Cost $11,478)	2,881
		Other Assets in Excess of Liabilities — 3.7%	111

		NET ASSETS — 100.0%	$2,992

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

(a)		Non-income producing security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of less than $1,000 which amounts to less than 0.1% of total investments.

In addition, the value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,246,000 which amounts to 78.0% of total investments.

(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21
Aggregate gross unrealized depreciation	(8,618)

Net unrealized appreciation/depreciation	$(8,597)

Federal income tax cost of investments	$11,478

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 57	$ —
Level 2 – Other significant observable inputs	2,824	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 2,881	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

SHARES			SECURITY DESCRIPTION	VALUE

			Long-Term Investments — 84.9%

			Common Stocks — 14.0%

			Australia — 0.5%
	2		BHP Billiton Ltd. (m)	31
	1		Rio Tinto Ltd. (m)	17

				48

			Canada — 1.0%
	2		Barrick Gold Corp. (m)	70
	2		Kinross Gold Corp. (m)	28

				98

			China — 0.5%
	9		China Life Insurance Co., Ltd., Class H (m)	24
	71		Industrial & Commercial Bank of China, Class H (m)	30

				54

			Denmark — 0.3%
	1		Novo Nordisk A/S, Class B (m)	27

			France — 0.3%
	1		Alstom S.A. (m)	32

			Germany — 0.6%
	1		Bayer AG (m)	29
	1		E.ON AG (m)	27

				56

			Hong Kong — 0.9%
	32		Chaoda Modern Agriculture Holdings Ltd. (m)	20
	2		Cheung Kong Holdings Ltd. (m)	18
	3		China Mobile Ltd. (m)	27
	2		Sun Hung Kai Properties Ltd. (m)	18

				83

			Italy — 0.2%
	6		Intesa Sanpaolo S.p.A. (m)	19

			Japan — 0.2%
	—	(h)	Nippon Telegraph & Telephone Corp. (m)	19

			Sweden — 0.5%
	1		Hennes & Mauritz AB, Class B (m)	48

			Switzerland — 0.3%
	—	(h)	Barry Callebaut AG (a) (m)	27

			United Kingdom — 3.9%
	2		Aveva Group plc (m)	16
	9		BAE Systems plc, Zero Coupon, (m)	52
	4		BG Group plc (m)	54
	5		BP plc (m)	33
	15		Cobham plc (m)	48
	1		Imperial Tobacco Group plc (m)	41
	3		National Grid plc (m)	29
	1		Reckitt Benckiser Group plc (m)	35
	2		Scottish & Southern Energy plc (m)	37
	18		Vodafone Group plc (m)	34

				379

			United States — 4.8%
	1		Celgene Corp. (a) (m)	41
	1		Chevron Corp. (m)	39
	2		CVS/Caremark Corp. (m)	50
	1		Exxon Mobil Corp. (m)	43
	1		Gilead Sciences, Inc. (a) (m)	51
	—	(h)	Google, Inc., Class A (a) (m)	30
	1		Newmont Mining Corp. (m)	46
	1		Procter & Gamble Co. (m)	35
	1		Thermo Fisher Scientific, Inc. (a) (m)	35
	1		Verizon Communications, Inc. (m)	38
	1		Wal-Mart Stores, Inc. (m)	35
	2		Yahoo!, Inc. (a) (m)	27

				470

			Total Common Stocks (Cost $1,584)	1,360

PRINCIPAL AMOUNT

			Convertible Bonds — 4.6%

			France — 0.3%
EUR	87		Rhodia S.A., 0.500%, 01/01/14 (m)	25

			Germany — 1.4%
EUR	100		Kreditanstalt fuer Wiederaufbau, 3.250%, 06/27/13 (m)	131

			Netherlands — 0.1%
CHF	15		Pargesa Netherlands NV, 1.750%, 06/15/14 (m)	10

			Switzerland — 0.2%
	25		Transocean, Inc., 1.625%, 12/15/37 (m)	22

			United Kingdom — 1.0%
	100		AngloGold Ashanti Holdings plc, 2.375%, 02/27/09 (m)	99

			United States — 1.6%
	106		Liberty Media LLC, 3.125%, 03/30/23 (m)	82
	40		Swiss Re America Holding Corp., 3.250%, 11/21/21 (m)	26
	29		Vornado Realty Trust, 2.850%, 04/01/27 (m)	21
	30		Wyeth, VAR, 0.965%, 01/15/24 (m)	30

				159

			Total Convertible Bonds (Cost $508)	446

			Foreign Government Securities — 29.4%

			France — 4.2%
	300		Government of France, 4.000%, 04/25/14 (m)	403

			Germany — 21.3%
			Bundesrepublik Deutschland
	500		4.000%, 10/11/13 (m)	683
	500		4.250%, 01/04/14 (m)	692
	500		5.000%, 01/04/12 (m)	695

				2,070

			Netherlands — 3.9%
	300		Kingdom of Netherlands, 3.250%, 07/15/15 (m)	380

			Total Foreign Government Securities (Cost $3,070)	2,853

SHARES

			Preferred Stock — 0.3%

			Germany — 0.3%
	1		Fresenius SE (m) (Cost $38)	29

PRINCIPAL AMOUNT ($)

			U.S. Treasury Obligations — 36.6%
			U.S. Treasury Notes
	500		3.125%,, 11/30/09 (m)	511
	500		3.375%,, 09/15/09 (m)	509
	400		3.875%,, 05/15/10 (m)	417
	300		4.000%,, 04/15/10 (m)	312
	850		4.875%,, 02/15/12 (m)	938
	500		5.000%,, 02/15/11 (m)	543
	300		5.750%,, 08/15/10 (m)	323

			Total U.S. Treasury Obligations (Cost $3,487)	3,553

			Total Long-Term Investments (Cost $8,687)	8,241

SHARES

			Short-Term Investment — 6.8%

			Investment Company — 6.8%
	659		JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (Cost $659)	659

			Total Investments — 91.7% (Cost $9,346)	8,900

			Other Assets in Excess of Liabilities — 8.3%	809

			NET ASSETS — 100.0%	$9,709

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

U.S. Treasury Obligation	39.9%
Foreign Governments	32.1%
Metals & Mining	2.2
Commercial Banks	2.0
Oil, Gas & Consumable Fuels	1.9
Diversified Financial Services	1.2
Aerospace & Defense	1.1
Biotechnology	1.0
Pharmaceuticals	1.0
Food & Staples Retailing	1.0
Short-Term Investment	7.4
Others (each less than 1.0%)	9.2

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
9	Euro Schatz	03/06/09	1,242	12
1	10 Year Japanese Government Bond	03/11/09	1,546	(1)
	Short Futures Outstanding
(12)	2 Year U.S. Treasury Note	03/31/09	(2,612)	(2)

				9

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

15,051	AUD	03/11/09	10	10	—	(h)

461,775	EUR	03/11/09	596	591	(5)

17,161	GBP	03/11/09	26	25	(1)

604,775	HKD	03/11/09	78	78	—	(h)

2,619,768	JPY	03/11/09	28	29	1

25,429	SGD	03/11/09	17	17	—	(h)

			755	750	(5)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

70,897	AUD	03/11/09	45	45	—	(h)

2,963,298	EUR	03/11/09	4,013	3,792	221

258,166	GBP	03/11/09	376	374	2

1,165,297	HKD	03/11/09	150	150	—	(h)

			4,584	4,361	223

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2009.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are $846,000 and 9.5%, respectively.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94
Aggregate gross unrealized depreciation	(540)

Net unrealized appreciation/depreciation	($446)

Federal income tax cost of investments	$9,346

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1 – Quoted prices	$ 1,226	$ 232	$ (5)
Level 2 – Other significant observable inputs	7,674	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 8,900	$ 232	$ (5)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Tax Aware Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.9%

	Common Stocks — 97.9%

	Aerospace & Defense — 2.9%
49	Boeing Co.	2,070
94	United Technologies Corp.	4,518

		6,588

	Auto Components — 0.8%
146	Johnson Controls, Inc.	1,822

	Beverages — 1.9%
89	PepsiCo, Inc.	4,450

	Biotechnology — 3.4%
53	Celgene Corp. (a)	2,826
101	Gilead Sciences, Inc. (a)	5,128

		7,954

	Capital Markets — 5.6%
60	Ameriprise Financial, Inc.	1,218
140	Bank of New York Mellon Corp. (The)	3,604
46	Goldman Sachs Group, Inc. (The)	3,675
141	Morgan Stanley	2,852
21	State Street Corp.	497
93	TD AMERITRADE Holding Corp. (a)	1,041

		12,887

	Chemicals — 3.1%
53	Ecolab, Inc.	1,798
19	Monsanto Co.	1,468
62	Praxair, Inc.	3,879

		7,145

	Commercial Banks — 2.2%
124	U.S. Bancorp	1,833
177	Wells Fargo & Co.	3,339

		5,172

	Communications Equipment — 5.7%
340	Cisco Systems, Inc. (a)	5,086
251	Corning, Inc.	2,534
56	Juniper Networks, Inc. (a)	795
136	QUALCOMM, Inc.	4,709

		13,124

	Computers & Peripherals — 5.3%
27	Apple, Inc. (a)	2,404
140	Hewlett-Packard Co.	4,864
54	International Business Machines Corp.	4,972

		12,240

	Diversified Financial Services — 1.0%
353	Bank of America Corp.	2,322

	Diversified Telecommunication Services — 3.7%
139	AT&T, Inc.	3,412
169	Verizon Communications, Inc.	5,037

		8,449

	Electric Utilities — 3.0%
60	Edison International	1,968
49	Exelon Corp.	2,672
44	FirstEnergy Corp.	2,218

		6,858

	Energy Equipment & Services — 1.8%
99	Schlumberger Ltd.	4,045

	Food & Staples Retailing — 4.8%
140	CVS/Caremark Corp.	3,754
121	Safeway, Inc.	2,592
72	SYSCO Corp.	1,597
69	Wal-Mart Stores, Inc.	3,239

		11,182

	Food Products — 0.2%
9	General Mills, Inc.	560

	Health Care Equipment & Supplies — 1.9%
27	C.R. Bard, Inc.	2,274
56	Covidien Ltd.	2,159

		4,433

	Health Care Providers & Services — 1.5%
111	Aetna, Inc.	3,453

	Hotels, Restaurants & Leisure — 0.8%
62	Yum! Brands, Inc.	1,784

	Household Durables — 0.2%
89	D.R. Horton, Inc.	528

	Household Products — 2.9%
123	Procter & Gamble Co.	6,724

	Industrial Conglomerates — 1.5%
293	General Electric Co.	3,556

	Insurance — 2.2%
21	ACE Ltd., (Switzerland)	923
18	Aflac, Inc.	426
24	Axis Capital Holdings Ltd., (Bermuda)	579
52	MetLife, Inc.	1,482
11	RenaissanceRe Holdings Ltd., (Bermuda)	510
33	Travelers Cos., Inc. (The)	1,259

		5,179

	Internet Software & Services — 2.5%
14	Google, Inc., Class A (a)	4,756
78	Yahoo!, Inc. (a)	910

		5,666

	Machinery — 2.1%
60	Danaher Corp.	3,380
54	PACCAR, Inc.	1,426

		4,806

	Media — 3.5%
179	News Corp., Class A	1,146
429	Time Warner, Inc.	4,000
143	Walt Disney Co. (The)	2,966

		8,112

	Metals & Mining — 0.3%
26	Freeport-McMoRan Copper & Gold, Inc.	654

	Oil, Gas & Consumable Fuels — 11.7%
43	Apache Corp.	3,253
33	ConocoPhillips	1,552
31	Devon Energy Corp.	1,921
181	Exxon Mobil Corp.	13,854
27	Hess Corp.	1,510
48	Marathon Oil Corp.	1,314
50	Occidental Petroleum Corp.	2,750
26	XTO Energy, Inc.	962

		27,116

	Pharmaceuticals — 9.1%
129	Abbott Laboratories	7,170
98	Bristol-Myers Squibb Co.	2,099
220	Merck & Co., Inc.	6,275
202	Schering-Plough Corp.	3,549
45	Wyeth	1,922

		21,015

	Road & Rail — 2.6%
158	Norfolk Southern Corp.	6,050

	Semiconductors & Semiconductor Equipment — 1.3%
50	Lam Research Corp. (a)	1,014
114	Xilinx, Inc.	1,925

		2,939

	Software — 3.1%
422	Microsoft Corp.	7,218

	Specialty Retail — 2.4%
73	Advance Auto Parts, Inc.	2,386
109	Staples, Inc.	1,745
98	Urban Outfitters, Inc. (a)	1,530

		5,661

	Textiles, Apparel & Luxury Goods — 1.2%
61	Nike, Inc., Class B	2,739

	Tobacco — 1.7%
140	Altria Group, Inc.	2,321
46	Philip Morris International, Inc.	1,716

		4,037

	Total Common Stocks (Cost $246,218)	226,468

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation — 1.0%
2,290	U.S. Treasury Notes, 4.875%, 06/30/09 (k) (Cost $2,327)	2,332

	Total Long-Term Investments (Cost $248,545)	228,800

SHARES

	Short-Term Investment — 1.3%

	Investment Company — 1.3%
2,984	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (m) (Cost $2,984)	2,984

	Total Investments — 100.2% (Cost $251,529)	231,784

	Liabilities in Excess of Other Assets — (0.2)%	(349)

	NET ASSETS — 100.0%	$231,435

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/09	UNREALIZED APPRECIATION (DEPREICIATION)

	Long Futures Outstanding
13	S&P 500 Index	03/19/09	$2,673	$(129)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,775
Aggregate gross unrealized depreciation	(37,520)

Net unrealized appreciation/depreciation	$(19,745)

Federal income tax cost of investments	$251,529

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1 – Quoted prices	$ 229,452	$ —	$ (129)
Level 2 – Other significant observable inputs	2,332	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 231,784	$ —	$ (129)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Tax Aware Enhanced Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE($)

	Long-Term Investments — 42.1%
	Collateralized Mortgage Obligations — 2.7%
	Agency CMO — 2.7%
1,511	Federal National Mortgage Association REMICS, Series 2002-36, Class FS, VAR, 0.889%, 02/25/09	1,488
242	Government National Mortgage Association, Series 2000-38, Class F, VAR, 0.759%, 02/20/09	238

	Total Collateralized Mortgage Obligations (Cost $1,754)	1,726

	Municipal Bonds — 39.4%
	Alabama — 0.8%
500	Alabama Public School & College Authority, Capital Improvement, Series D, Rev., 5.750%, 08/01/09	518

	California — 4.9%
1,000	Riverside County Transportation Commission, Sales Tax Revenue, Series A-1, Rev., VAR, 5.000%, 12/01/09	1,033
1,000	State of California, Economic Recovery, Series B, GO, VAR, 5.000%, 03/01/10	1,036
1,000	State of California, Stem Cell Research and Cures, Series A, Class A, GO, VAR, 5.168%, 04/01/09	1,001

		3,070

	Florida — 4.5%
1,780	Florida Housing Finance Corp., Multi-Family Mortgage, Heritage Villas, Series F, Rev., 4.000%, 10/01/10	1,789
1,000	Highlands County Health Facilities Authority, Adventist Health Hospital, Series I, Rev., VAR, 5.000%, 01/16/09	1,029

		2,818

	Illinois — 1.6%
1,000	Illinois Educational Facilities Authority, University of Chicago, Series B, Rev., VAR, 4.050%, 07/01/09	1,014

	Kansas — 2.9%
1,700	Sedgwick County Unified School District No. 259, GO, MBIA, 5.500%, 09/01/10	1,794

	Louisiana — 1.4%
900	Louisiana Public Facilities Authority, Oshsner Clinich Foundation Project, Series B, Rev., 5.000%, 05/15/09	903

	Minnesota — 3.0%
1,815	South Washington County Independent School District No. 833, Series A, GO, MBIA, 5.600%, 02/01/10	1,887

	Mississippi — 1.2%
750	Mississippi Development Bank, Special Obligation, Marshall County Correctional, Series C, Rev., 5.000%, 08/01/10	782

	Pennsylvania — 10.3%
500	City of Philadelphia, Tax and Revenue, Series A, GO, 3.500%, 06/30/09	505
1,125	Exeter Township, GO, AMBAC, 5.000%, 07/15/10	1,187
1,125	Pennsylvania Higher Educational Facilities Authority, Lasalle University, Series A, Rev., 5.000%, 05/01/10	1,135
2,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania, Rev., 5.000%, 08/01/10	2,099
1,500	Pennsylvania Turnpike Commission, Series A, Rev., BAN, AMBAC, 4.000%, 03/02/09	1,504

		6,430

	Puerto Rico — 1.5%
925	Children’s Trust Fund, Rev., 5.750%, 07/01/10 (p)	972

	South Carolina — 0.6%
400	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 03/02/09	380

	Texas — 1.9%
1,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.000%, 08/01/10	965
210	San Leanna Educational Facilities Corp., Saint Edwards University Project, Rev., 4.250%, 06/01/10	209

		1,174

	Virginia — 0.6%
345	Stafford County Economic Development Authority, Public Facilities Project, Rev., Assured Guaranty Ltd., 5.000%, 04/01/10	361

	Washington — 4.2%
500	Energy Northwest, Columbia Generator Project, Series E, Rev., 4.150%, 07/01/09	500
1,050	Port of Olympia, Series B, Class B, GO, AMT, FSA, 5.000%, 12/01/10	1,086
1,000	Port of Seattle, Sub Lien, Series B, Rev., AMT, MBIA-RE, FGIC, 5.500%, 09/01/09	1,017

		2,603

	Total Municipal Bonds (Cost $24,576)	24,706

	Total Long-Term Investments (Cost $26,330)	26,432

	Short-Term Investments — 58.2%
	Municipal Bonds — 38.2%
	Alabama — 4.9%
1,000	Mobile Industrial Development Board, Dock & Wharf, Holnam, Inc. Project, Series A, Rev., VRDO, LOC: Bayerische Landesbank, 0.550%, 02/04/09	1,000
2,100	University of Alabama, Birmingham, Series B, Rev., VRDO, 0.490%, 02/04/09	2,100

		3,100

	Colorado — 2.2%
1,400	Colorado Housing & Finance Authority, Series A-1, Rev., VRDO, 0.400%, 02/04/09	1,400

	District of Columbia — 4.7%
2,945	Catholic University of America, Rev., VRDO, LOC: Suntrust Bank, 1.350%, 02/05/09	2,945

	Florida — 3.2%
2,000	JEA, Water & Sewer Systems, Series A-2, Rev., VRDO, 0.350%, 02/04/09	2,000

	Georgia — 4.2%
2,600	De Kalb Private Hospital Authority, Children’s Healthcare, Rev., VRDO, 0.550%, 02/04/09	2,600

	Illinois — 1.6%
1,000	University of Illinois, Utility Infrastructure Projects, COP, VRDO, 0.350%, 02/05/09	1,000

	Maryland — 1.6%
1,000	Maryland Health & Higher Education Facilities Authority, Series A, Rev., VRDO, 0.300%, 02/05/09	1,000

	Massachusetts — 1.6%
1,000	Massachusetts Bay Transportation Authority, Massachusetts General Transportation System, Rev., VRDO, 0.500%, 02/04/09	1,000

	Michigan — 1.8%
1,100	Michigan Hospital Finance Authority, Ascension Health, Series B-8, Rev., VRDO, 0.250%, 02/04/09	1,100

	Nebraska — 1.6%
979	American Public Energy Agency, Gas Supply, Series A, Rev., VRDO, 0.450%, 02/02/09	979

	North Carolina — 1.6%
1,000	County of Wake, Series A, GO, VRDO, 0.420%, 02/05/09	1,000

	Puerto Rico — 0.6%
400	Puerto Rico Highway & Transportation Authority, Series A, Rev., VRDO, LOC: Scotiabank, 0.850%, 02/02/09	400

	Rhode Island — 2.2%
1,400	Rhode Island Health & Education Building Corp., Higher Education Facility, Rev., VRDO, LOC: TD Banknorth N.A., 0.400%, 02/02/09	1,400

	Texas — 3.2%
1,000	San Antonio Empowerment Zone Development Corp., Drury Southwest Hotel Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.700%, 02/02/09	1,000
1,000	Texas Small Business Industrial Development Corp., Texas Public Facilities Capital Access, Rev., VRDO, LOC: Bank of America N.A., 0.500%, 02/04/09	1,000

		2,000

	Utah — 1.6%
1,000	Utah Housing Corp., Series E-1, Class I, Rev., VRDO, 0.400%, 02/04/09	1,000

	Wyoming — 1.6%
1,000	Sweetwater County Pollution Control, Pacificorp Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.490%, 02/04/09	1,000

	Total Municipal Bonds (Cost $23,924)	23,924

SHARES

	Investment Company — 20.0%
12,555	JPMorgan Tax Free Money Market Fund, Institutional Class Shares (b) (Cost $12,555)	12,555

	Total Short-Term Investments (Cost $36,479)	36,479

	Total Investments — 100.3% (Cost $62,809)	62,911
	Liabilities in Excess of Other Assets — (0.3)%	(188)

	NET ASSETS — 100.0%	$62,723

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
CMO	—	Collateralized Mortgage Obligation
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Insurance Association Corp.
RE	—	Reinsured
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue Bond
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2009.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of January 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$246
Aggregate gross unrealized depreciation	(144)

Net unrealized appreciation/depreciation	$102

Federal income tax cost of investments	$62,809

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 12,555	$ —
Level 2 – Other significant observable inputs	50,356	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 62,911	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 97.5%

	Municipal Bonds — 97.5%

	Alabama — 0.5%
8,135	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16 (m)	9,459

	Arizona — 5.1%
	Arizona Health Facilities Authority, Banner Health,
2,000	Series D, Rev., 5.000%, 01/01/11 (m)	2,074
2,000	Series D, Rev., 5.000%, 01/01/12 (m)	2,076
5,000	Series D, Rev., 5.000%, 01/01/17 (m)	5,253
2,500	Series D, Rev., 5.000%, 01/01/18 (m)	2,375
3,215	Series D, Rev., 5.000%, 01/01/18 (m)	3,000
3,000	Series D, Rev., 5.500%, 01/01/18 (m)	3,116
2,500	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.530%, 02/05/09 (m)	1,881
1,485	Arizona Power Authority, Crossover, Special Obligation, Series A, Rev., 5.250%, 10/01/12 (m)	1,664
12,040	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (m) (p)	14,554
5,475	Arizona State Transportation Board, GAN, Series A, Rev., 5.000%, 07/01/14 (m) (p)	6,251
175	Arizona State University, Rev., AMBAC, 5.000%, 07/01/15 (m)	187
	City of Goodyear,
610	GO, FSA, 4.250%, 07/01/18	538
1,500	GO, FSA, 4.250%, 07/01/18	1,278
1,175	GO, FSA, 6.000%, 07/01/15	1,418
1,225	GO, FSA, 6.000%, 07/01/16	1,492
1,300	GO, FSA, 6.000%, 07/01/17	1,591
1,375	GO, FSA, 6.000%, 07/01/18	1,685
1,400	GO, FSA, 6.000%, 07/01/18	1,687
3,450	City of Phoenix, Series A, GO, 5.000%, 07/01/17	4,087
9,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 7.000%, 01/01/14	9,523
850	Maricopa County Elementary School District No. 28-Kyrene Elementary, School Improvement Project 2005, Series C, GO, 5.000%, 07/01/18	904
6,760	Maricopa County Unified School District No. 4-Mesa, School Improvement Project 2005, Series C, GO, 4.250%, 07/01/14	7,545
8,130	Maricopa County Unified School District No. 69-Paradise Valley, GO, FGIC, MBIA, 5.200%, 07/01/16	9,303
1,500	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/19	1,613
	Scottsdale IDA,
4,615	Series A, Rev., 5.000%, 09/01/12	4,738
2,250	Series A, Rev., 5.000%, 09/01/14	2,310
1,845	Scottsdale Municipal Property Corp., Rev., 5.000%, 07/01/17	2,163
3,500	Surprise Municipal Property Corp., Rev., 4.700%, 04/01/14	2,730

		97,036

	Arkansas — 0.9%
5,650	City of Fayetteville, Sales & Use Tax, Series A, Rev., FSA, 4.750%, 11/01/16	6,178
1,815	City of Fort Smith, Water & Sewer, Rev., FSA, 5.000%, 10/01/18	1,906
8,000	State of Arkansas, Federal Highway Grant, Anticipated Tax Revenue, GO, 5.000%, 08/01/12 (m)	8,879

		16,963

	California — 7.9%
2,805	Burbank California Public Financing Authority, Golden State Redevelopment Project, Tax Allocation, Series A, FGIC, 5.000%, 12/01/17 (m)	2,748
2,000	California Educational Facilities Authority, University of Southern California, Series A, 5.000%, 10/01/18 (m)	1,954
	California Health Facilities Financing Authority, Providence Health & Services,
1,500	Series C, Rev., 6.250%, 10/01/18 (m)	1,597
2,000	Series C, Rev., 6.250%, 10/01/18 (m)	2,070
200	California Infrastructure & Economic Development Bank, Revolving Fund, Rev., 5.000%, 10/01/14 (m)	204
	California State Department of Water Resources,
5,000	Series A, Rev., 5.750%, 05/01/12 (p)	5,773
850	Series A, Rev., MBIA, 5.250%, 05/01/12	929
2,070	Series H, Rev., FSA-CR, 5.000%, 05/01/18	2,196
8,025	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-2, Rev., 7.000%, 12/01/11	9,230
2,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/14	2,032
	California State Public Works Board, University of California Research Project,
1,000	Series E, Rev., 5.250%, 10/01/16	1,137
2,025	Series E, Rev., 5.250%, 10/01/16	2,262
3,445	Center Unified School District, Election of 1991, Series D, GO, MBIA, Zero Coupon, 08/01/17	1,111
4,750	City of Santa Rosa, Capital Appreciation, Series B, Rev., AMBAC, FSA-CR, Zero Coupon, 09/01/23	2,250
	City of Vallejo, Water Revenue,
1,690	Rev., MBIA, 5.000%, 05/01/16	1,830
1,370	Rev., MBIA, 5.000%, 05/01/16	1,409
750	El Camino Community College District, Election of 2002, Series B, GO, FGIC, MBIA, 4.250%, 08/01/12	811
	Evergreen Elementary School District,
3,000	Series A, GO, FSA, 6.000%, 08/01/13	3,515
1,090	Series A, GO, FSA, 6.000%, 08/01/16	1,332
8,000	Golden State Tobacco Securitization Corp., Series 2003 A-1, Rev., 6.750%, 06/01/13 (p)	9,545
	Golden State Tobacco Securitization Corp., Asset Backed,
2,000	Series A-2, Rev., 7.900%, 06/01/13 (p)	2,476
1,350	Series A-4, Rev., 7.800%, 06/01/13 (p)	1,666
4,765	Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,341
3,550	Golden State Tobacco Securitization Corp., Enhanced Asset Backed, Series A-1, Rev., 4.500%, 06/01/17	2,601
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	2,839
	Grossmont-Cuyamaca Community College District, Capital Appreciation,
5,640	GO, Assured Guaranty Ltd., Zero Coupon, 08/01/14	4,878
5,845	GO, Assured Guaranty Ltd., Zero Coupon, 08/01/15	4,835
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	4,110
250	Los Altos School District, GO, AMBAC, 5.000%, 08/01/16	267
	Los Angeles Department of Airports, Ontario International,
2,790	Series A, Rev., MBIA, 4.500%, 05/15/10	2,845
3,080	Series A, Rev., MBIA, 4.500%, 05/15/12	3,184
	Los Angeles Unified School District,
1,000	Series A-1, GO, FSA, 5.000%, 07/01/17	1,101
2,750	Series B, GO, FGIC, 4.750%, 07/01/16	2,816
5,000	Menlo Park Community Development Agency, Las Pulgas Community Development Project, Tax Allocation, AMBAC, 5.500%, 06/01/10 (p)	5,417
1,220	San Diego Unified School District, Election of 1998, Series F-1, GO, FSA, 5.250%, 07/01/28	1,303
1,000	San Luis Obispo County Financing Authority, Nacimento Water Project, Series A, Rev., MBIA, 5.000%, 09/01/17	1,028
	Santa Monica Community College District, Election of 2007,
2,500	Series C, GO, FGIC, Zero Coupon, 08/01/11	2,369
1,500	Series C, GO, FGIC, Zero Coupon, 08/01/12	1,381
2,700	Saugus Union School District, GO, FGIC, 5.250%, 08/01/20	3,046
3,110	Simi Valley School Financing Authority, Rev., FSA, 5.000%, 08/01/17	3,351
	State of California,
3,775	GO, 5.000%, 02/01/14 (p)	4,397
7,500	GO, 5.000%, 02/01/17	7,334
18,945	GO, 5.125%, 02/01/14 (m) (p)	22,181
6,045	University of California Regents Medical Center, Series A, Rev., MBIA, 4.750%, 05/15/15	6,129
1,000	University of California, Unrefunded Balance, UCLA Medical Center, Series B, Rev., AMBAC, 5.500%, 05/15/14	1,073

		151,903

	Colorado — 2.2%
7,230	Arapahoe County School District No. 5 Cherry Creek, Improvement, GO, FSA, 5.000%, 12/15/13 (m)	8,332
5,000	Colorado Health Facilities Authority, Unrefunded Balance, Catholic Health, Series A, Rev., 5.500%, 03/01/12 (p)	5,598
8,000	Colorado Higher Education, COP, 5.500%, 11/01/18	8,138
1,000	Denver City & County, Airport, Series B, Rev., AMT, FGIC, MBIA, 5.000%, 11/15/14	1,036
1,660	Highlands Ranch Metropolitan District, Family & Children’s Fund Bonds, GO, 5.000%, 12/01/10	1,771
10,000	Jefferson County School District R-001, Series A, GO, FSA, 5.250%, 12/15/12	11,292
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,968
1,000	Superior Metropolitan District No. 1, Rev., AMBAC, 5.000%, 12/01/15	1,057

		43,192

	Connecticut — 2.5%
	City of Greenwich,
325	GO, 4.000%, 06/01/18	331
500	GO, 4.000%, 06/01/18	503
300	GO, 4.750%, 06/01/18	352
200	GO, 5.000%, 06/01/18	229
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., MBIA, 5.000%, 07/01/17	998
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., MBIA, 5.250%, 08/01/19	286
1,290	Series A, Rev., MBIA, 5.250%, 08/01/20	1,443
	State of Connecticut,
3,000	GO, 5.000%, 03/15/14	3,461
3,500	Series B, GO, AMBAC, 5.250%, 06/01/19	4,186
12,990	Series B, GO, MBIA, 5.000%, 12/01/12	14,688
10,235	Series B, GO, MBIA, 5.000%, 06/01/14	11,850
8,375	State of Connecticut, Transportation Infrastructure, Series B, Special Tax, FSA, 5.375%, 10/01/10	8,968

		47,295

	Delaware — 0.2%
1,675	Delaware Transportation Authority, Motor Fuel Tax Revenue, Unrefunded Balance, Series B, Rev., AMBAC, 5.000%, 07/01/12	1,853
1,000	State of Delaware, Series C, GO, 5.000%, 03/01/21	1,146

		2,999

	District of Columbia — 0.2%
4,185	District of Columbia, Unrefunded Balance, Series A, GO, FSA, 5.500%, 06/01/09	4,279

	Florida — 5.0%
4,900	City of Gainesville, Utilities System, Series A, Rev., FSA, 5.000%, 10/01/15 (p)	5,827
7,060	Florida State Board of Education, Lottery, Series B, Rev., FGIC, MBIA, 5.250%, 07/01/11	7,350
200	Florida State Department of Environmental Protection, Series A, Rev., MBIA-RE, FGIC, 5.750%, 07/01/10	210
	Florida State Department of Environmental Protection, Florida Forever,
1,125	Series A, Rev., 5.000%, 07/01/10	1,172
3,140	Series A, Rev., MBIA, 5.375%, 07/01/12	3,431
5,000	Series C, Rev., AMBAC, 5.000%, 07/01/13	5,349
3,405	Florida State Department of General Services, Facilities Pool, Series A, Rev., AMBAC, 5.000%, 09/01/14	3,830
5,000	Highlands County Health Facilities Authority, Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	5,566
10,000	Lee County, Airport, Series B, Rev., FSA, 5.750%, 10/01/10 (p)	10,905
110	Lee County, Capital Improvement & Transition, Rev., AMBAC, 5.000%, 10/01/13	117
2,000	Lee County, Transitional Facilities, Series A, Rev., AMBAC, 5.250%, 10/01/10	2,107
5,000	Miami-Dade County, Entitlement, Rev., FGIC, MBIA, 5.000%, 08/01/10	5,193
2,560	Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital, Series A, Rev., AMBAC, 5.625%, 08/15/11 (p)	2,850
	Miami-Dade County, School Board,
2,500	Series A, COP, FGIC, MBIA, 5.000%, 05/01/17	2,651
3,405	Series D, COP, FSA-CR, FGIC, 5.000%, 08/01/13	3,456
	Miami-Dade County, Water & Sewer Systems,
5,000	Rev., XLCA, 5.000%, 10/01/17	5,345
6,000	Series B, Rev., FSA, 5.000%, 10/01/14	6,751
15,180	Series B, Rev., FSA, 5.000%, 10/01/15	17,221
3,955	Palm Beach County, School Board, Series D, COP, FSA, 5.250%, 08/01/12	4,324
135	State of Florida, Department of Transportation, Right Of Way, Series A, GO, 5.000%, 07/01/14	153
2,500	Tampa Bay Water Florida Utility System Revenue, Regional Water Supply Authority, Rev., FGIC, MBIA, 5.250%, 10/01/16	2,887

		96,695

	Georgia — 5.3%
2,650	Bryan County School District, Sales Tax, GO, 5.000%, 08/01/10 (m)	2,803
500	De Kalb County School District, Series A, GO, 6.250%, 07/01/10 (p)	539
1,025	Fulton County School District, GO, 6.375%, 05/01/12	1,175
	Gwinnett County School District,
2,500	GO, 5.000%, 02/01/11	2,690
7,500	GO, 5.000%, 02/01/13	8,493
3,335	Gwinnett County Water & Sewerage Authority, Rev., 5.000%, 08/01/18	3,891
5,700	Municipal Electric Authority of Georgia, Series B, Rev., 6.250%, 01/01/17	6,798
	Newton County School District,
1,400	GO, 5.000%, 04/01/11	1,507
2,300	GO, 5.000%, 04/01/12	2,540
1,535	Peach County, Sales Tax, 5.000%, 07/01/12	1,683
	State of Georgia,
5,030	Series A, GO, 5.000%, 09/01/12	5,662
3,425	Series A, GO, 5.000%, 09/01/15	3,995
11,245	Series A-1, GO, 5.000%, 07/01/12	12,600
1,000	Series B, GO, 5.750%, 08/01/17	1,241
14,960	Series C, GO, 5.000%, 07/01/17	17,783
1,120	Series C, GO, 5.500%, 07/01/12	1,273
2,000	Series C, GO, 6.000%, 07/01/10	2,145
1,700	Series D, GO, 5.250%, 10/01/11	1,878
	State of Georgia Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds,
7,375	Rev., MBIA, 5.000%, 06/01/16	8,473
2,000	Rev., MBIA, 5.000%, 06/01/16	2,264
10,000	Series A, Rev., FSA, 5.000%, 06/01/18	11,689

		101,122

	Hawaii — 1.9%
	City & County of Honolulu, Second Bond Resolution,
2,500	Series A, Rev., FSA, 5.000%, 07/01/18	2,633
3,740	Series A, Rev., FSA, 5.000%, 07/01/18	3,887
4,915	Series A, Rev., FSA, 5.000%, 07/01/18	4,998
2,740	Series A, Rev., FSA, 5.000%, 07/01/18	2,812
	State of Hawaii,
1,500	Rev., 5.000%, 01/01/15	1,718
2,575	Rev., 5.000%, 01/01/19	2,936
5,515	Series CY, GO, FSA, 5.750%, 02/01/14	6,470
10,000	Series DD, GO, MBIA, 5.250%, 05/01/14	10,533

		35,987

	Idaho — 1.0%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18	8,405
6,885	Idaho State Building Authority, Capitol Project, Rev., FGIC, MBIA, 5.000%, 09/01/14	7,715
2,800	University of Idaho, Series A, Rev., VAR, FSA, 4.375%, 04/01/11	2,835

		18,955

	Illinois — 1.6%
3,200	Chicago Housing Authority, Rev., 5.375%, 07/01/12 (p)	3,620
5,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/16	5,198
2,500	Chicago Transit Authority, Federal Transit Administration, Section 5307, Rev., AMBAC, 5.000%, 12/01/16	2,757
140	City of Chicago, Series A, GO, FSA, 5.000%, 01/01/13	156
5,000	City of Chicago, Emergency Telephone System, GO, FGIC, MBIA, 5.250%, 01/01/14	5,685
3,000	City of Chicago, Sales Tax, Rev., FSA, 5.000%, 07/01/15	3,328
5,000	City of Chicago, Skyway Toll, Rev., AMBAC, 5.500%, 01/01/11 (p)	5,461
3,125	City of Chicago, Wastewater Transmission, Series A, Rev., BHAC, 5.250%, 01/01/18	3,160
100	Metropolitan Pier & Exposition Authority, Series 2002-A, Rev., FGIC, 5.500%, 06/15/18 (p)	119
1,160	State of Illinois, Sales Tax, Rev., 5.000%, 06/15/11	1,253
195	Will County School District No. 122, Series 2004-A, GO, FSA, 6.500%, 11/01/10 (p)	214

		30,951

	Indiana — 0.9%
2,125	Center Grove 2000 Building Corp., First Mortgage, Rev., FGIC, MBIA, 5.250%, 07/10/15	2,205
1,000	Hamilton Heights School Corp., First Mortgage, Rev., FSA, 5.000%, 01/15/13	1,114
160	Indiana Bond Bank, Special Program, Series D, Rev., FSA, 5.000%, 02/01/16	175
100	Indiana State Office Building Commission, Museum Facilities, Rev., MBIA, 5.000%, 07/01/09	102
5,205	Indianapolis Local Public Improvement Bond Bank, Series 2005-E, Rev., AMBAC, 5.000%, 01/01/15	5,760
3,570	Purdue University, Student Facilities Systems, Series A, Rev., 5.250%, 07/01/20	4,085
	South Bend Community School Corp., First Mortgage,
1,000	Rev., FSA, 4.000%, 07/05/11	1,058
1,350	Rev., FSA, 5.000%, 07/05/14	1,538
855	Rev., FSA, 5.000%, 01/05/16	984
1,030	Rev., FSA, 5.000%, 07/05/17	1,189

		18,210

	Iowa — 0.4%
7,820	Tobacco Settlement Authority of Iowa, Asset Backed, Series B, Rev., 5.600%, 06/01/11 (p)	8,564

	Kansas — 2.1%
21,045	City of Olathe & County of Labette, Capital Accumulator, Series A, Rev., Zero Coupon, 02/01/16 (p)	17,382
1,745	Kansas Development Finance Authority, Kansas Transitional Revolving Fund, Rev., 5.000%, 10/01/15	1,988
9,015	Reno Sedgwick Finney Counties, Capital Accumulator, Series 1984, Rev., MBIA, Zero Coupon, 04/01/16 (p)	7,403
	Wyandotte County-Kansas City Unified Government,
8,930	Series 2004, Rev., AMBAC, 5.650%, 09/01/12	9,971
3,755	Series 2004, Rev., AMBAC, 5.650%, 09/01/14	4,390

		41,134

	Kentucky — 0.8%
	Kentucky State Property & Buildings Commission, Project No. 79,
5,000	Rev., MBIA, 5.000%, 10/01/13 (p)	5,786
4,030	Rev., MBIA, 5.125%, 10/01/13 (p)	4,687
1,000	Kentucky State Property & Buildings Commission, Project No. 89, Rev., FSA, 5.000%, 11/01/18	1,030
165	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73, Rev., 5.250%, 11/01/09 (p)	170
4,050	Kentucky Turnpike Authority, Revitalization Project, Series A, Rev., AMBAC, 5.500%, 07/01/12	4,540

		16,213

	Louisiana — 0.3%
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	2,953
3,270	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	2,152

		5,105

	Maryland — 2.8%
1,430	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Rev., 6.750%, 07/01/10 (p)	1,565
2,665	Maryland National Capital Park & Planning Commission, Park Acquisition & Development, Series EE-2, GO, 5.000%, 01/15/14	3,062
1,000	Maryland State Economic Development Corp., University of Maryland College Park Project, Rev., 6.000%, 06/01/13 (p)	1,190
1,490	Maryland Water Quality Financing Administration Revolving Loan Fund, Rev., 5.000%, 03/01/14	1,694
6,635	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	7,739
1,150	State of Maryland, State & Local Facilities Loan, Capital Improvement, Series A, GO, 5.500%, 08/01/13	1,345
	State of Maryland, State & Local Facilities Loan, Second Series,
8,080	GO, 5.000%, 08/01/11	8,828
6,700	GO, 5.000%, 08/01/13	7,493
8,000	GO, 5.000%, 08/01/15	9,456
10,000	Series A, GO, 5.000%, 08/01/10	10,621

		52,993

	Massachusetts — 5.1%
	Boston Housing Authority,
1,790	Rev., FSA, 5.000%, 04/01/15 (m)	2,037
1,770	Rev., FSA, 5.000%, 04/01/17 (m)	2,017
9,000	Commonwealth of Massachusetts, Series A, GO, 5.250%, 08/01/19	10,637
	Commonwealth of Massachusetts, Consolidated Lien,
4,100	Series C, GO, FGIC, MBIA, 5.500%, 11/01/13	4,792
10,000	Series C, GO, FGIC, MBIA, 5.500%, 11/01/14	11,873
3,050	Series C, GO, FSA, 5.500%, 11/01/10	3,280
20,450	Series D, GO, MBIA, 5.250%, 11/01/11 (p)	22,451
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,991
2,000	Commonwealth of Massachusetts, Federal Highway, GAN, Series A, Rev., MBIA-IBC, 5.750%, 12/15/10	2,136
14,900	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	16,776
	Massachusetts Development Finance Agency, College of the Holy Cross,
1,000	Series B, Rev., 5.000%, 09/01/18	1,124
1,000	Series B, Rev., 5.000%, 09/01/18	1,104
1,100	Series B, Rev., 5.000%, 09/01/18	1,190
10,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series A, Rev., 5.000%, 07/01/14	11,634

		97,042

	Michigan — 1.8%
1,000	Brandon School District, School Building & Site, GO, FSA, 5.000%, 05/01/16 (m)	1,137
540	City of Detroit, Sewer Systems, Senior Lien, Series C, Rev., MBIA-RE, FGIC, 5.250%, 07/01/16	585
250	City of Detroit, Water Supply System, Second Lien, Series A, Rev., MBIA, 5.250%, 07/01/16	244
	City of Detroit, Water Supply System, Senior Lien,
2,500	Series B, Rev., BHAC, 5.500%, 07/01/18	2,518
5,900	Series B, Rev., MBIA, 5.000%, 07/01/13	6,299
8,000	Detroit City School District, School Building & Site Improvement, Series A, GO, FGIC, 5.000%, 05/01/13 (p)	9,156
3,000	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	3,065
3,000	State of Michigan, GO, 5.500%, 12/01/13	3,450
185	State of Michigan, Clean Michigan Initiative Program, GO, 5.000%, 11/01/09 (p)	191
5,000	State of Michigan, Environmental Program, Series A, GO, 5.250%, 05/01/13 (p)	5,750
1,400	State of Michigan, Trunk Line Fund, Series B, Rev., FSA, 5.000%, 09/01/15	1,585

		33,980

	Minnesota — 1.9%
2,915	City of Minneapolis, Convention Center, Series B, GO, 5.000%, 04/01/12	3,241
8,650	Minnesota Public Facilities Authority, Series B, Rev., 5.000%, 03/01/13	9,783
	State of Minnesota,
5,000	GO, 5.000%, 08/01/16	5,923
10,000	GO, FSA, 5.000%, 08/01/13	10,497
6,760	Series C, GO, 5.000%, 08/01/16	8,008

		37,452

	Mississippi — 1.0%
15,750	Mississippi Housing Finance Corp., Capital Appreciation, Series 1984, Rev., Zero Coupon, 09/15/16 (p)	12,724
5,760	State of Mississippi, Series A, GO, 5.000%, 10/01/14	6,666

		19,390

	Missouri — 2.6%
	Cass County Reorganized School District No. R-2,
1,000	GO, 5.000%, 03/01/16	1,097
1,000	GO, 5.000%, 03/01/16	1,052
14,000	Missouri State Board of Public Buildings, Series A, Rev., 5.000%, 10/15/13	15,544
2,500	Missouri State Highways & Transit Commission, Series A, Rev., 5.000%, 02/01/12	2,746
	Missouri State Highways & Transit Commission, First Lien,
3,000	Series A, Rev., 5.000%, 05/01/13	3,413
7,000	Series A, Rev., 5.000%, 05/01/16	8,112
5,000	Series B, Rev., 5.000%, 05/01/16	5,365
5,000	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.000%, 05/01/16	5,880
5,000	Missouri State Highways & Transit Commission, Senior Lien, Rev., 5.000%, 02/01/16	5,864

		49,073

	Nebraska — 1.0%
7,000	City of Lincoln, Electrical Systems, Rev., 5.000%, 09/01/12	7,839
	Nebraska Public Power District,
250	Series B, Rev., FSA, 5.000%, 01/01/17	284
600	Series B, Rev., FSA, 5.000%, 07/01/17	675
2,500	Series C, Rev., FGIC, MBIA, 5.000%, 01/01/16	2,777
	University of Nebraska Facilities Corp., Deferred Maintenance,
3,625	Rev., AMBAC, 5.000%, 07/15/16	4,054
3,715	Rev., AMBAC, 5.000%, 07/15/16	4,088

		19,717

	Nevada — 1.9%
	Clark County, Flood Control,
7,175	GO, 5.000%, 11/01/10	7,599
5,450	GO, 5.000%, 11/01/13	6,096
	Nevada System of Higher Education,
5,785	Series B, Rev., AMBAC, 5.000%, 01/01/16	6,029
6,075	Series B, Rev., AMBAC, 5.000%, 01/01/16	6,250
5,000	State of Nevada, Projects R9-A-R13-F, GO, FSA, 5.000%, 06/01/15	5,106
5,000	Truckee Meadows Water Authority, Rev., FSA, 5.000%, 07/01/16	5,693

		36,773

	New Jersey — 1.8%
140	Essex County Improvement Authority, County Correctional Facilities Project, Rev., FGIC CNTY GTD, 5.750%, 10/01/10 (p)	151
	Garden State Preservation Trust,
1,000	Series A, Rev., FSA, 5.250%, 11/01/13 (p)	1,171
6,000	Series A, Rev., FSA, 5.800%, 11/01/15	7,164
5,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14	4,867
7,570	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.000%, 09/01/15	8,750
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series C, Rev., FSA-CR, 5.500%, 06/15/13 (p)	5,848
3,000	State of New Jersey, Series N, GO, AMBAC, 5.500%, 07/15/14	3,516
1,995	Sussex County Municipal Utilities Authority, Capital Appreciation, Series B, Rev., FSA, Zero Coupon, 12/01/20	1,218
3,075	Tobacco Settlement Financing Corp., Series 1A, Rev., 4.500%, 06/01/17	2,242

		34,927

	New Mexico — 1.7%
5,000	Albuquerque Municipal School District No. 12, GO, 5.000%, 08/01/14 (m)	5,782
	New Mexico Finance Authority, Senior Lien,
7,000	Series A, Rev., MBIA, 5.250%, 06/15/14	7,897
1,625	Series B, Rev., 5.000%, 06/01/18	1,723
1,690	Series B, Rev., 5.000%, 06/01/18	1,768
1,820	Series B, Rev., 5.000%, 06/01/18	1,863
1,965	Series B, Rev., 5.000%, 06/01/18	1,982
10,735	State of New Mexico, Series A-1, Rev., 4.000%, 07/01/13	11,516

		32,531

	New York — 9.7%
	Briarcliff Manor, Public Improvement,
285	Series A, GO, FSA, 5.000%, 09/01/13 (m)	324
100	Series A, GO, FSA, 5.000%, 09/01/14 (m)	115
3,000	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., FSA, 5.750%, 05/01/18	3,241
1,550	Erie County Water Authority, Rev., 5.000%, 12/01/16	1,810
5,000	Long Island Power Authority, Series A, Rev., 5.250%, 04/01/19	5,298
	Metropolitan Transportation Authority,
1,000	Series 2008-C, Rev., 6.500%, 11/15/18	1,076
6,000	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,677
5,000	Series A, Rev., FGIC, 5.250%, 11/15/11 (p)	5,578
1,040	Series A, Rev., FGIC, 6.125%, 04/01/10 (p)	1,108
5,000	Series A, Rev., MBIA, 5.250%, 10/01/10 (p)	5,373
7,135	Series B, Rev., MBIA, 5.000%, 11/15/16	7,964
	New York City Municipal Water Finance Authority,
15,300	Rev., 5.500%, 06/15/10 (p)	16,475
380	Series AA, Rev., 5.000%, 06/15/17	437
2,500	Series CC, Rev., 5.000%, 06/15/18	2,462
5,985	Series DD, Rev., 4.500%, 06/15/18	5,283
2,500	New York City Municipal Water Finance Authority, Second Generation Resolution, Series BB, Rev., 5.000%, 06/15/16	2,835
400	New York City Transitional Finance Authority, Fiscal Year 2007, Series S-1, Rev., FGIC, MBIA, 5.000%, 07/15/16	456
11,285	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., 5.875%, 05/01/10 (p)	12,144
5,340	New York State Dormitory Authority, Columbia University, Series B, Rev., 5.000%, 07/01/15	6,294
	New York State Dormitory Authority, Education,
10,000	Series A, Rev., 5.000%, 03/15/18	10,825
6,500	Series C, Rev., 5.000%, 12/15/16	6,946
	New York State Dormitory Authority, Mental Health Services Facilities Improvement,
3,600	Series D, Rev., FSA, 5.000%, 02/15/14	4,030
2,220	Series D, Rev., FSA, 5.000%, 08/15/14	2,506
510	Series D, Rev., FSA, 5.000%, 02/15/17	568
	New York State Dormitory Authority, School Districts, Building Finance Program,
400	Series A, Rev., MBIA, 5.000%, 10/01/13	446
510	Series A, Rev., MBIA, 5.000%, 10/01/14	572
675	Series A, Rev., MBIA, 5.000%, 10/01/15	764
1,360	Series A, Rev., MBIA, 5.000%, 10/01/16	1,495
3,000	New York State Dormitory Authority, State University Educational Facilities, Rev., FGIC, 5.250%, 05/15/10 (p)	3,209
4,395	New York State Dormitory Authority, University Dorm Facilities, Series A, Rev., 5.000%, 07/01/18	4,576
	New York State Environmental Facilities Corp.,
1,010	Rev., FSA, 5.750%, 06/15/12	1,138
2,430	Series A, Rev., 5.250%, 12/15/18	2,877
1,165	Series E, Rev., MBIA, 6.000%, 06/15/10	1,235
10,225	New York State Environmental Facilities Corp., New York City Municipal Project, Revolving Funds, Series C, Rev., 5.000%, 06/15/17	10,964
2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority, Series A, Rev., 5.000%, 06/15/16	2,503
5,000	New York State Environmental Facilities Corp., Revolving Funds, Series B, Rev., 5.000%, 06/15/13	5,624
	New York State Thruway Authority,
5,000	Series A, Rev., 5.500%, 03/15/12 (p)	5,643
2,535	Series B, Rev., AMBAC, 5.000%, 10/01/15	2,780
15,000	New York State Urban Development Corp., Service Contract, Series B, Rev., 5.250%, 07/01/18	15,010
200	Sachem Central School District of Holbrook, GO, FGIC, 5.000%, 10/15/16	233
5,000	Sales Tax Asset Receivables Corp., Series A, Rev., AMBAC, 5.250%, 10/15/14	5,138
5,000	Tobacco Settlement Financing Authority, Asset-Backed, Series B, Rev., 5.000%, 06/01/11	5,314
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., Zero Coupon, 07/15/17 (p)	6,312

		185,658

	North Carolina — 1.5%
	City of High Point,
1,000	Rev., FSA, 5.000%, 11/01/18	1,045
1,170	Rev., FSA, 5.000%, 11/01/18	1,211
1,020	Iredell County, School Project, COP, AMBAC, 5.000%, 06/01/16	1,158
2,950	Mecklenburg County, Public Improvement, Series B, GO, 5.000%, 02/01/15	3,452
2,500	North Carolina Eastern Municipal Power Agency, Series A, Rev., Assured Guaranty Ltd., 5.250%, 01/01/18	2,770
225	North Carolina Municipal Power Agency No. 1, Catawba Electric, Rev., MBIA, 6.000%, 01/01/11	239
	State of North Carolina,
6,755	Rev., MBIA, 5.000%, 03/01/12	7,404
10,000	Series B, GO, 5.000%, 04/01/14	11,573

		28,852

	Ohio — 2.1%
5,000	American Municipal Power - Ohio, Inc., Prepayment, Series A, Rev., 5.000%, 02/01/10 (m)	4,901
15,020	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, Rev., 5.125%, 06/01/17 (m)	10,965
	City of Cleveland,
1,715	Rev., FSA, 5.250%, 09/15/18	1,959
1,390	Series A, GO, AMBAC, 5.000%, 10/01/14	1,581
7,780	City of Columbus, Limited Tax, Series 2, GO, 5.000%, 07/01/14	8,947
2,000	City of Columbus, Various Purpose, Series D, GO, 5.000%, 12/15/11	2,207
200	Franklin County Convention Facilities Authority, Tax & Lease Revenue Anticipated Bonds, Rev., AMBAC, 5.000%, 12/01/15	219
200	Greater Cleveland Regional Transit Authority, Capital Improvement, Series A, GO, MBIA, 5.625%, 12/01/11 (p)	225
225	Kettering City School District, School Improvement, GO, FSA, 5.000%, 12/01/14	234
3,000	State of Ohio, Common Schools, Series B, GO, 5.000%, 03/15/14	3,364
3,260	State of Ohio, Higher Education, Series II-A, Rev., MBIA-IBC, 5.500%, 12/01/10	3,514
2,700	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/17	2,995

		41,111

	Oregon — 1.2%
5,000	City of Portland, Sewer Systems, Series A, Rev., FGIC, 5.750%, 08/01/10 (p)	5,372
2,000	City of Portland, Sewer Systems, First Lien, Series A, Rev., FSA, 5.000%, 10/01/10	2,129
1,500	Clackamas County, School District No. 12, GO, FSA GTY, 5.000%, 06/15/18	1,757
1,500	Deschutes County Administrative School, District No. 1, GO, FSA, 5.000%, 06/15/11	1,628
10,060	Oregon State Department of Administrative Services, Rev., FSA, 5.000%, 09/01/12	11,240
1,250	Oregon State Department of Transportation, Senior Lien, Series C, Rev., 5.000%, 11/15/17	1,476

		23,602

	Pennsylvania — 4.9%
5,500	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14 (m)	5,863
1,000	Allegheny Valley Joint School District, Series A, GO, MBIA, 5.000%, 11/01/14 (m)	1,088
5,000	Altoona City Authority, Rev., FSA, 5.250%, 11/01/18 (m)	5,807
2,165	Central Bucks School District, GO, FGIC, MBIA, 5.000%, 05/15/15	2,514
	City of Pittsburgh,
5,850	Series A, GO, FSA, 5.000%, 09/01/11	6,260
9,475	Series A, GO, FSA, 5.000%, 09/01/12	10,328
	Commonwealth of Pennsylvania, First Series,
1,000	GO, 5.000%, 10/01/13	1,144
14,865	GO, 5.000%, 05/15/18	17,386
10,335	Series A, GO, 5.000%, 11/01/17	10,985
9,265	County of Allegheny, Series C-57, GO, FGIC, MBIA, 5.000%, 11/01/14 (m)	10,322
7,135	County of Chester, GO, 5.000%, 07/15/17	7,735
5,545	East Stroudsburg Area School District, GO, FSA, 5.000%, 09/01/17	5,962
1,315	Haverford Township School District, GO, FSA, 5.250%, 03/15/16	1,537
1,060	Marple Newtown School District, GO, FSA, 5.000%, 03/01/16	1,204
2,070	Pennsylvania Turnpike Commission, Series A, Rev., FSA-CR-AMBAC, 5.000%, 12/01/16	2,325
3,000	Sayre Health Care Facilities Authority, Guthrie Health, Series 2007, Rev., VAR, 2.663%, 03/01/09	1,455
2,050	Seneca Valley School District, GO, FSA, 5.000%, 07/01/13	2,307

		94,222

	Puerto Rico — 0.3%
5,000	Puerto Rico Public Buildings Authority, Series 2002, Rev., CIFG-TCRS, 5.250%, 07/01/12 (p)	5,538

	South Carolina — 2.1%
200	Charleston County, Public Facilities Corp., COP, MBIA, 5.000%, 06/01/12	221
	City of Columbia, Waterworks & Sewer System,
1,000	Rev., 5.700%, 02/01/10	1,050
1,960	Rev., 6.000%, 02/01/10 (p)	2,066
	Piedmont Municipal Power Agency,
13,185	Series A3, Rev., Assured Guaranty Ltd., 5.000%, 01/01/17	14,833
7,000	Series A3, Rev., Assured Guaranty Ltd., 5.000%, 01/01/18	7,833
15,000	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 03/06/09	14,247

		40,250

	Tennessee — 1.3%
2,325	City of Memphis, General Improvement, GO, MBIA, 5.250%, 10/01/18	2,707
2,070	City of Memphis, Sewer System, Rev., FSA, 5.000%, 05/01/17	2,428
5,000	Memphis-Shelby County Sports Authority, Inc., Memphis Arena Project, Series B, Rev., AMBAC, 5.500%, 11/01/12 (p)	5,707
1,000	Metropolitan Government Nashville & Davidson County, Series A, GO, MBIA, 5.000%, 01/01/16	1,162
8,190	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Building, Vanderbilt University, Series A, Rev., 5.000%, 10/01/18	9,556
3,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.000%, 09/01/13	2,692

		24,252

	Texas — 7.7%
12,700	Bell County, Limited Tax Note, GO, 5.000%, 02/15/12 (m)	13,709
200	City of Dallas, Waterworks & Sewer System Improvements, Rev., FSA, 5.375%, 10/01/12	227
4,485	City of Garland, Series A, GO, 5.000%, 02/15/18	4,700
5,000	City of Houston Junior Lien, Series B, Rev., AMBAC, 5.750%, 12/01/12 (p)	5,781
200	City of Laredo, International Tool Bridge, Series B, Rev., FSA, 5.000%, 10/01/13	224
4,000	City of San Antonio, Electric & Gas, Series B, Rev., 5.000%, 02/01/13	4,460
185	Collin County, Tax Refund, GO, 5.000%, 02/15/15	199
6,020	Colorado River Municipal Water District, Water System, Rev., AMBAC, 5.375%, 01/01/13	6,643
1,075	County of Bexar, GO, 5.250%, 06/15/17 (m)	1,155
	Dallas Area Rapid Transit, Senior Lien,
4,620	Rev., 5.000%, 12/01/18	5,081
3,000	Rev., 5.250%, 12/01/18	2,899
8,935	Rev., AMBAC, 5.000%, 12/01/11 (p)	9,876
3,000	Dallas County Community College District, GO, 5.000%, 02/15/14	3,427
	Dallas Independent School District, Maintenance Tax Notes,
3,470	GO, 5.000%, 02/15/13	3,916
2,085	GO, 5.000%, 02/15/15	2,420
	Deer Park Independent School District, Limited Tax,
1,000	GO, FSA, 3.500%, 02/15/14	1,060
1,000	GO, FSA, 4.000%, 02/15/15	1,089
1,020	GO, FSA, 5.250%, 02/15/17	1,082
1,000	GO, FSA, 5.250%, 02/15/17	1,033
1,000	GO, FSA, 5.250%, 02/15/17	1,026
5,120	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System, Series B, Rev., 7.200%, 12/01/14	5,339
665	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/16	764
	Longview Independent School District, Capital Appreciation,
1,575	GO, PSF-GTD, Zero Coupon, 02/15/14	1,387
2,210	GO, PSF-GTD, Zero Coupon, 02/15/15	1,871
3,870	GO, PSF-GTD, Zero Coupon, 02/15/16	3,133
1,000	Lower Colorado River Authority, Transmission Services, Series A, Rev., MBIA, 5.000%, 05/15/16	1,045
	North East Independent School District, Capital Appreciation, School Building,
2,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	2,318
1,430	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	1,290
2,730	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	2,274
	North Texas Municipal Water District,
2,030	Rev., 5.000%, 06/01/15	2,335
2,130	Rev., 5.000%, 06/01/16	2,459
2,230	Rev., 5.000%, 06/01/17	2,573
2,340	Rev., 5.000%, 06/01/18	2,686
2,695	Rev., 5.000%, 06/01/18	2,919
2,955	Rev., 5.000%, 06/01/18	3,098
3,405	Rev., 5.000%, 06/01/18	3,467
110	Plano Independent School District, GO, PSF-GTD, 4.750%, 02/15/10	115
	San Jacinto Community College District,
1,330	GO, AMBAC, 5.000%, 02/15/17	1,477
390	GO, AMBAC, 5.000%, 02/15/17	426
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/18	2,809
4,340	Series A, GO, 5.000%, 08/01/18	4,789
1,350	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/15	1,424
1,550	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., AMBAC, 5.000%, 08/01/14	1,694
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/16	5,654
	Texas State University Systems,
1,000	Series A, Rev., AMBAC, 5.500%, 03/15/16	1,159
250	Series A, Rev., AMBAC, 5.500%, 03/15/16	285
8,780	Trinity River Authority, Texas Regional Water, Rev., 5.000%, 08/01/12	9,728
	University of Texas, Financing System,
3,000	Series B, Rev., 5.000%, 08/15/16	3,303
2,500	Series B, Rev., 5.250%, 08/15/17	2,979
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/18	2,457
1,215	Series C, Rev., 5.000%, 03/01/18	1,288

		148,552

	Utah — 0.9%
2,500	Ogden City, Rev., FSA, 4.500%, 06/15/18	2,178
1,680	Utah Municipal Power Agency, Electrical Systems, Series A, Rev., AMBAC, 5.000%, 07/01/16	1,907
10,000	Utah Transit Authority, Series A, Rev., FSA, 5.000%, 12/15/12 (p)	11,325
2,110	Utah Water Finance Agency, Series A, Rev., AMBAC, 5.000%, 07/01/14	2,326

		17,736

	Vermont — 0.4%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.000%, 10/01/17	4,503
2,355	Rev., AMBAC, 5.000%, 10/01/17	2,469

		6,972

	Virginia — 3.9%
5,000	City of Newport News, Series B, GO, 5.250%, 02/01/16	5,927
1,360	City of Richmond, Public Improvement, GO, FGIC, MBIA, 5.500%, 07/15/09	1,391
5,180	County of Arlington, Public Improvement, GO, 5.000%, 01/15/16 (m)	6,116
	Fairfax County Economic Development Authority, Route 28 Project, Special Tax,
1,500	5.000%, 04/01/15	1,743
1,005	5.000%, 04/01/16	1,173
1,935	5.000%, 04/01/17	2,262
1,655	5.000%, 04/01/18	1,930
	Fairfax County, Public Improvement,
6,495	Series A, GO, 5.000%, 04/01/18	7,255
16,685	Series B, GO, 5.000%, 10/01/12	18,835
7,000	Tobacco Settlement Financing Corp., Asset Backed Securities, Rev., 5.625%, 06/01/15 (p)	8,205
2,900	Virginia Commonwealth Transportation Board, Series A, Rev., 5.000%, 05/15/14	3,354
	Virginia Public Building Authority,
5,330	Series A, Rev., 5.000%, 08/01/14	6,175
3,005	Series B, Rev., 4.000%, 08/01/12	3,258
	Virginia Public School Authority, School Financing, 1997 Resolution,
3,000	Series A, Rev., 5.000%, 08/01/11	3,274
2,565	Series B, Rev., 5.250%, 08/01/17	3,075

		73,973

	Washington — 0.4%
2,000	City of Tacoma, Series B, GO, MBIA, Zero Coupon, 12/01/16	1,512
200	Energy Northwest, Project 1, Series A, Rev., MBIA, 5.250%, 07/01/13	227
5,000	King County School District No. 414, Lake Washington, GO, FSA, 5.000%, 12/01/17	5,485
1,225	Washington Health Care Facilities Authority, Multicare Health Care System, Series A, Rev., FSA, 5.250%, 08/15/18	1,226

		8,450

	West Virginia — 0.5%
8,380	State of West Virginia, State Roads, GO, MBIA, 5.750%, 06/01/10 (p)	9,024

	Wisconsin — 0.2%
700	Milwaukee County, Series A, GO, MBIA, 5.000%, 10/01/11	763
3,800	Wisconsin Health & Education Facilities, 4.420%, 10/01/27 (i)	3,737

		4,500

	Wyoming — 0.0%
150	Wyoming State Loan & Investment Board, Capital Facilities, Rev., 5.000%, 10/01/14	156

	Total Long-Term Investments (Cost $1,803,609)	1,872,788

SHARES

	Short-Term Investment — 7.9%

	Investment Company — 7.9%
152,764	JPMorgan Tax Free Money Market Fund, Institutional Class Shares (b) (Cost $152,764)	152,764

	Total Investments — 105.4% (Cost $1,956,373)	2,025,552

	Liabilities in Excess of Other Assets — (5.4)%	(104,212)

	NET ASSETS — 100.0%	$1,921,340

Percentages indicated are based on net assets.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]

Barclays Bank plc	2.770% at termination	90 day CPIU at termination	09/02/10	$ 2,000	$ (135)	$ -
Barclays Bank plc	2.988% at termination	90 day CPIU at termination	01/15/11	25,000	(2,338)	-
Barclays Bank plc	2.817% at termination	90 day CPIU at termination	02/13/11	500	(42)	-
Barclays Bank plc	2.960% at termination	90 day CPIU at termination	04/15/11	20,000	(2,037)	-
Barclays Bank plc	2.970% at termination	90 day CPIU at termination	06/14/11	2,000	(190)	-
Barclays Bank plc	2.940% at termination	90 day CPIU at termination	06/15/11	3,000	(280)	-
Barclays Bank plc	2.890% at termination	90 day CPIU at termination	08/25/11	25,000	(2,100)	-
Barclays Bank plc	2.490% at termination	90 day CPIU at termination	10/12/11	50,000	(3,522)	-
Barclays Bank plc	2.030% at termination	90 day CPIU at termination	09/16/12	100,000	(9,241)	-
Barclays Bank plc	2.760% at termination	90 day CPIU at termination	09/16/12	1,500	(125)	-
Barclays Bank plc	3.003% at termination	90 day CPIU at termination	01/15/13	20,000	(2,288)	-
Barclays Bank plc	2.855% at termination	90 day CPIU at termination	02/13/13	500	(49)	-
Barclays Bank plc	2.540% at termination	90 day CPIU at termination	03/19/13	50,000	(4,121)	-
Barclays Bank plc	2.950% at termination	90 day CPIU at termination	06/14/13	2,000	(213)	-
Barclays Bank plc	2.923% at termination	90 day CPIU at termination	06/15/13	3,000	(314)	-
Barclays Bank plc	2.573% at termination	90 day CPIU at termination	07/15/13	25,000	(2,405)	-
Barclays Bank plc	2.895% at termination	90 day CPIU at termination	08/25/13	25,000	(2,990)	-
Barclays Bank plc	2.573% at termination	90 day CPIU at termination	01/15/14	50,000	(4,841)	-
Barclays Bank plc	2.993% at termination	90 day CPIU at termination	01/15/14	25,000	(2,884)	-
Barclays Bank plc	2.920% at termination	90 day CPIU at termination	01/15/15	25,000	(2,842)	-
Barclays Bank plc	3.007% at termination	90 day CPIU at termination	01/15/15	20,000	(2,436)	-
Barclays Bank plc	2.610% at termination	90 day CPIU at termination	03/19/15	50,000	(4,216)	-
Barclays Bank plc	2.675% at termination	90 day CPIU at termination	10/12/15	50,000	(4,739)	-
Barclays Bank plc	2.998% at termination	90 day CPIU at termination	01/15/16	25,000	(2,967)	-
Barclays Bank plc	2.943% at termination	90 day CPIU at termination	06/14/16	5,000	(545)	-
Barclays Bank plc	2.930% at termination	90 day CPIU at termination	06/15/16	3,000	(323)	-
Barclays Bank plc	2.680% at termination	90 day CPIU at termination	07/15/16	25,000	(2,682)	-
Barclays Bank plc	2.718% at termination	90 day CPIU at termination	01/15/17	50,000	(4,908)	-
Barclays Bank plc	2.812% at termination	90 day CPIU at termination	10/12/19	50,000	(4,329)	-
BNP Paribas	2.71% at termination	90 day CPIU at termination	05/09/14	50,000	(4,750)	-
BNP Paribas	2.745% at termination	90 day CPIU at termination	05/01/28	25,000	(2,400)	-
Goldman Sachs Capital Management	90 day CPIU at termination	2.750% at termination	08/01/13	100,000	(11,519)	-
Goldman Sachs Capital Management	0.600% at termination	90 day CPIU at termination	07/23/15	100,000	2,489	-
Goldman Sachs Capital Management	1.500% at termination	90 day CPIU at termination	07/23/18	100,000	1,833	-
Goldman Sachs Capital Management	2.150% at termination	90 day CPIU at termination	07/23/28	50,000	(180)	-
Goldman Sachs Capital Management	2.800% at termination	90 day CPIU at termination	08/04/28	50,000	(5,839)	-
Royal Bank of Scotland	2.490% at termination	90 day CPIU at termination	08/07/10	100,000	(8,542)	-
Royal Bank of Scotland	2.330% at termination	90 day CPIU at termination	08/28/10	100,000	(8,833)	-
Royal Bank of Scotland	2.740% at termination	90 day CPIU at termination	07/31/13	150,000	(16,741)	-
Royal Bank of Scotland	2.140% at termination	90 day CPIU at termination	09/15/13	100,000	(9,139)	-
					$ (133,723)	$ -

[1] Upfront premiums generally relate to payments made or received at the initiation of the agreement in lieu of all or a portion of future periodic payments. Initial upfront amounts have been pro-rated for partial terminations, as applicable.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	American Guarantee Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Berkshire Hathaway Assurance Corp.
CIFG	—	CDC IXIS Financial Guaranty
CNTY	—	County
COP	—	Certificate of Participation
CPIU	—	Consumer Price Index for Urban Consumers
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
GTY	—	Guaranty
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
MBIA	—	Municipal Bond Insurance Association Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue Bond
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2009.
XLCA	—	XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,003
Aggregate gross unrealized depreciation	(15,824)

Net unrealized appreciation/depreciation	$69,179

Federal income tax cost of investments	$1,956,373

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1 – Quoted prices	$ 152,764	$ —	$ —
Level 2 – Other significant observable inputs	1,872,788	4,322	(138,045)
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 2,025,552	$ 4,322	$ (138,045)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 98.7%
	Municipal Bonds — 98.7%
	Alaska — 1.6%
100	Matanuska-Susitna Boro School Board, Series A, GO, MBIA, 5.250%, 04/01/15	113

	Arizona — 2.8%
90	Arizona State Transportation Board, Series B, Rev., 5.000%, 07/01/13 (m)	103
85	Maricopa County Elementary, School District No. 38, Madison Elementary School Improvement Project of 2004, Series B, GO, MBIA, 5.000%, 07/01/16	96

		199

	California — 7.6%
100	California State Public Works Board, Various University of California Projects, Series D, Rev., 5.000%, 05/01/11	107
80	Golden State Tobacco Securitization Corp., Series 2003-A-1, Rev., 6.750%, 06/01/13 (p)	96
75	Golden West Schools Financing Authority, Series A, Rev., MBIA, 5.800%, 02/01/20	85
175	San Ramon Valley Unified School District, 2002 Election, GO, FSA, 5.250%, 08/01/14	201
50	University of California, Series C, Rev., MBIA, 4.750%, 05/15/13	55

		544

	Colorado — 1.6%
100	City of Grand Junction, Rev., 5.000%, 03/01/13	112

	District of Columbia — 1.6%
100	District of Columbia, Georgetown University, Series A, Rev., AMBAC, 5.000%, 04/01/16	112

	Florida — 5.8%
100	Florida State Department of Environmental Protection, Series A, Rev., MBIA-RE, FGIC, 5.750%, 07/01/10	105
125	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/13	139
50	Florida State Turnpike Authority, Department of Transportation, Series B, Rev., AMBAC, 5.000%, 07/01/11	54
80	Polk County, Public Facilities Authority, Rev., MBIA, 5.000%, 12/01/15	87
25	Seminole County, Water & Sewer, Rev., 5.000%, 10/01/15	27

		412

	Georgia — 1.5%
60	Jackson County Water & Sewer Authority, Series A, Rev., XLCA, 5.250%, 09/01/21	57
50	State of Georgia, Series D, GO, 4.000%, 08/01/11	53

		110

	Idaho — 0.8%
50	Idaho Board Bank Authority, Series 2006 B, Rev., MBIA, 5.000%, 09/15/15	58

	Illinois — 4.4%
60	City of Chicago, Series A, GO, FSA, 5.500%, 01/01/19	72
60	Cook-Kane Lake & Mchenry Counties Community College District No. 512, William Rainey Harper College, GO, 5.000%, 12/01/11	66
150	Metropolitan Pier & Exposition Authority, Series A-2002, Rev., FGIC, 5.500%, 06/15/18 (p)	178

		316

	Indiana — 1.6%
100	Purdue University, Student Fees, Series U, Rev., 5.250%, 07/01/21	115

	Iowa — 1.0%
65	City of Des Moines, Sewer System, Series H, Rev., FSA, 5.000%, 06/01/14	74

	Louisiana — 3.0%
200	Terrebonne Parish, Rev., 5.875%, 03/01/19	213

	Maryland — 0.8%
50	Prince Georges County, Public Improvement, Series A, GO, 5.000%, 10/01/13	57

	Massachusetts — 1.6%
100	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	112

	Michigan — 2.5%
85	Ovid Elsie Area Schools, School Building & Site, GO, MBIA, Q-SBLF, 5.000%, 11/01/12 (p)	96
75	Western Michigan University, Rev., MBIA-RE, FGIC, 5.000%, 05/15/15	84

		180

	Mississippi — 2.4%
100	Mississippi Housing Finance Corp., Rev., Zero Coupon, 06/01/15 (p)	85
85	State of Mississippi, Capital Improvements, GO, 5.000%, 11/01/10	90

		175

	Missouri — 5.5%
75	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funding Program, Series B, Rev., 5.500%, 07/01/14	89
100	Missouri State Highways & Transit Commission, First Lien, Series B, Rev., 5.000%, 05/01/16	107
175	North Kansas City School District No. 74, Direct Deposit Program, GO, 5.000%, 03/01/18	197

		393

	Nevada — 2.6%
175	Clark County, Flood Control, GO, 5.000%, 11/01/10	185

	New Jersey — 2.1%
	New Jersey Transportation Trust Fund Authority,
80	Series A, Rev., 5.250%, 12/15/20	88
60	Series A, Rev., 5.500%, 12/15/21	66

		154

	New York — 17.4%
50	Ardsley Union Free School District, Series B, GO, FSA, 4.000%, 06/15/15 (m)	54
195	Briarcliff Manor, Public Improvement, Series A, GO, FSA, 5.000%, 09/01/14 (m)	225
280	City of New York, Series E-1, GO, 6.250%, 10/15/18	301
75	City of White Plains, Public Improvement, Series A, GO, 4.400%, 05/15/11	81
175	New York City Municipal Water Finance Authority, Series AA, Rev., 5.000%, 06/15/17	201
100	New York State Dormitory Authority, Series B, Rev., 4.000%, 03/15/14	109
50	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Projects, Sub Series E, Rev., 5.000%, 06/15/12	56
100	New York State Urban Development Corp., Service Contract, Series A, Rev., 5.000%, 01/01/16	111
100	Sales Tax Asset Receivable Corp., Series A, Rev., MBIA, 5.000%, 10/15/14	113

		1,251

	North Carolina — 3.3%
65	Cabarrus County, COP, 5.250%, 02/01/13	71
150	State of North Carolina, Rev., MBIA, 5.000%, 03/01/12	164

		235

	Ohio — 3.6%
80	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, Rev., 5.125%, 06/01/17	58
100	Cincinnati City School District, Classroom Construction & Improvement, GO, MBIA-RE, FGIC, 5.250%, 12/01/19	118

75	Hamilton County, Sewer System, Series A, Rev., MBIA, 5.000%, 06/01/15	84

		260

	Pennsylvania — 5.4%
50	Allegheny County, Series C-57, GO, MBIA-RE, FGIC, 5.250%, 11/01/12 (m)	55
100	City of Philadelphia, Water & Wastewater, Series A, Rev., MBIA-RE, FGIC, 5.500%, 11/01/11	109
200	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 01/01/16	220

		384

	Texas — 14.9%
75	City of El Paso, Series A, GO, MBIA, 4.750%, 08/15/17	76
50	City of Garland, Electric System, Rev., MBIA, 5.625%, 03/01/15	58
50	City of Houston, Utilities System, First Lien, Series A, Rev., FSA, 5.000%, 11/15/15	57
25	City of San Antonio, Water Authority, Rev., MBIA-RE, FGIC, 5.500%, 05/15/15	29
50	Harris County, Senior Lien, Toll Road, Rev., FSA, 5.375%, 08/15/11	55
60	Houston Independent School District, GO, PSF-GTD, 5.000%, 02/15/10	63
75	Liberty Independent School District, GO, PSF-GTD, 5.500%, 02/15/12 (p)	84
70	Mesquite Waterworks & Sewer System, Rev., FSA, 5.000%, 03/01/17	77
85	Texas A&M University, Financing System, Series B, Rev., 5.375%, 05/15/11	93
150	Texas State Public Finance Authority, Criminal Projects, Rev., AMBAC, 4.000%, 02/01/14	162
100	Trinity River Authority, Rev., 5.000%, 08/01/14	114
75	University of Texas, Series A, Rev., 6.250%, 01/01/13 (p)	89
100	University of Texas, Financing System, Series C, Rev., 5.000%, 08/15/12	112

		1,069

	Utah — 1.2%
75	Utah State Building Ownership Authority, State Facilities Master Lease Program, Rev., FSA, 5.500%, 05/15/14	87

	Vermont — 0.5%
35	Vermont Public Power Supply Authority, McNeil Project, Series E, Rev., MBIA, 5.250%, 07/01/14	40

	Washington — 0.8%
25	Port of Seattle, Intermediate Lien, Series A, Rev., MBIA, 5.000%, 03/01/15	28
25	Snohomish County School District No. 2 Everett, GO, MBIA-RE, FGIC, 5.000%, 12/01/16	29

		57

	Wisconsin — 0.8%
50	Northland Pines School District, GO, FSA, 5.000%, 04/01/12	55

	Total Long-Term Investments (Cost $6,727)	7,072

SHARES

	Short-Term Investment — 0.2%
	Investment Company — 0.2%
12	JPMorgan Tax Free Money Market Fund, Institutional Class Shares (b) (Cost $12)	12

	Total Investments — 98.9% (Cost $6,739)	7,084
	Other Assets in Excess of Liabilities — 1.1%	82

	NET ASSETS — 100.0%	$7,166

Percentages indicated are based on net assets.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Barclays Bank plc	2.670% at expiration	90 day CPIU at expiration	06/04/12	$ 750	$ (60)
Barclays Bank plc	2.573% at expiration	90 day CPIU at expiration	01/15/14	1,000	(84)
Barclays Bank plc	2.610% at expiration	90 day CPIU at expiration	03/19/15	1,500	(127)
Barclays Bank plc	2.675% at expiration	90 day CPIU at expiration	10/12/15	500	(47)
Royal Bank of Scotland	2.490% at expiration	90 day CPIU at expiration	08/07/10	1,000	(86)
Royal Bank of Scotland	2.740% at expiration	90 day CPIU at expiration	07/31/13	1,000	(85)
					$ (489)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMBAC	—	American Municipal Bond Assurance Corp.
COP	—	Certificate of Participation
CPIU	—	Consumer Price Index for Urban Consumers
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
GTD	—	Guaranteed
MBIA	—	Municipal Bond Insurance Association Corp.
PSF	—	Public School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue Bond
XLCA	—	XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$375
Aggregate gross unrealized depreciation	(30)

Net unrealized appreciation/depreciation	$345

Federal income tax cost of investments	$6,739

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1 - Quoted prices	$ 12	$ -	$ -
Level 2 - Other significant observable inputs	7,072	-	(489)
Level 3 - Significant unobservable inputs	-	-	-
Total	$ 7,084	$ -	$ (489)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Tax Aware Short-Intermediate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
As of January 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE($)

	Long-Term Investments — 98.3%
	Collateralized Mortgage Obligation — 0.3%
	Non-Agency CMO — 0.3%
761	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.965%, 06/25/34 (Cost $769)	742

	Foreign Government Security — 0.6%
1,350	National Agricultural Cooperative Federation, (South Korea), VAR, 5.750%, 06/18/09 (Cost $1,396)	1,197

	Municipal Bonds — 97.4%
	Alabama — 3.1%
5,000	Alabama State Dock Authority, Series B, Rev., MBIA, 5.000%, 10/01/10 (m)	5,246
1,570	Huntsville Madison County Airport Authority, Rev., FSA, 5.000%, 07/01/14	1,643

		6,889

	Arizona — 1.7%
2,600	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.530%, 02/05/09	1,956
1,600	Arizona School Facilities Board, COP, 5.500%, 09/01/13	1,814

		3,770

	California — 1.7%
1,000	California Health Facilities Financing Authority, Stanford Hospital, Series A-3, Rev., VAR, 3.450%, 06/15/11	1,029
2,180	Golden State Tobacco Securitization Corp., Enhanced Asset Backed, Series A-1, Rev., 4.500%, 06/01/17	1,598
1,110	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.000%, 11/15/09	1,096

		3,723

	Colorado — 2.4%
2,500	Colorado Health Facilities Authority, Evangelical Lutheran, Series B, Rev., VAR, 3.750%, 06/01/09	2,508
2,700	Denver City & County, Airport, Floating Rate Certificates, Series A2, Rev., VAR, 5.250%, 05/15/09	2,750

		5,258

	Delaware — 2.5%
5,000	Delaware Transportation Authority, Motor Fuel Tax Revenue, Series B, Rev., AMBAC, 5.250%, 07/01/12	5,605

	Florida — 15.4%
5,000	Citizens Property Insurance Corp. High Risk Account, Series A, Rev., MBIA, 5.000%, 03/01/12	5,201
270	Florida Housing Finance Corp., Multi-Family Mortgage, Briarwood Apartments, Series E, Rev., 4.000%, 10/01/10	271
2,000	Florida Housing Finance Corp., Multi-Family Mortgage, Heritage Villas, Series F, Rev., 4.000%, 10/01/10	2,010
10,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A, Rev., 5.000%, 07/01/11	10,484
2,000	Highlands County Health Facilities Authority, Adventist Health Hospital, Series I, Rev., VAR, 5.000%, 11/16/09	2,059
3,250	Miami-Dade County Educational Facilities Authority, University of Miami, Series B, Rev., 5.000%, 04/01/12	3,503
1,785	Miami-Dade County, Capital Asset Acquisition, Series A, Rev., AMBAC, 5.000%, 04/01/14	1,988
5,000	Miami-Dade County, Water & Sewer Systems, Series B, Rev., FSA, 5.000%, 10/01/14	5,626
3,225	Palm Beach County School Board, Series B, COP, VAR, FGIC, 5.000%, 08/01/11	3,368

		34,510

	Georgia — 1.0%
2,000	Carroll County, Sales Tax, GO, Assured Guaranty Ltd., 5.000%, 07/01/11	2,165

	Idaho — 3.2%
6,045	Idaho Housing & Finance Association, Federal Highway, Series A, Rev., Assured Guaranty Ltd., 5.250%, 07/15/14	7,034

	Illinois — 1.8%
1,545	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Section 5309, Rev., Assured Guaranty Ltd., 5.000%, 06/01/14	1,748
2,440	City of Chicago, Pilsen Redevelopment, Tax Allocation, Series A, AMBAC, 4.350%, 06/01/13	2,336

		4,084

	Kansas — 1.7%
3,500	Sedgwick County Unified School District No. 259, GO, MBIA, 5.500%, 09/01/10	3,695
175	Wyandotte County-Kansas City Unified Government, Sales Tax, 1st Lien, Series C, Rev., LOC: Citibank, N.A., 3.850%, 12/01/13	176

		3,871

	Louisiana — 0.2%
510	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series B, Rev., 5.000%, 05/15/11	514

	Michigan — 4.8%
10,920	City of Detroit, Sewer Disposal, Series D, Rev., VAR, FSA, 1.561%, 04/01/09	6,661
1,000	Michigan Higher Education Student Loan Authority, Student Loans, Series XVII-I, Rev., AMBAC, 3.300%, 03/01/09	991
2,825	Wayne County Airport Authority, Rev., FGIC, 5.000%, 12/01/14	3,131

		10,783

	Minnesota — 2.9%
5,555	State of Minnesota, GO, 5.000%, 10/01/15	6,560

	Mississippi — 0.5%
1,060	Mississippi Development Bank Special Obligation, Marshall County Correctional Facility, Series C, Rev., 5.000%, 08/01/11	1,124

	Missouri — 2.5%
5,000	Kansas City, Streetlight Project, Series A, GO, MBIA, 5.000%, 02/01/13	5,651

	Nebraska — 0.6%
1,160	Nebraska Public Power District, Series B, Rev., 5.000%, 01/01/12	1,253

	Nevada — 2.5%
5,000	Clark County School District, GO, FSA, 5.500%, 06/15/13	5,683

	New Jersey — 14.8%
10,000	New Jersey Economic Development Authority, Cigarette Tax, Rev., FGIC, 5.000%, 06/15/13	9,694
	New Jersey Economic Development Authority, School Facilities Construction,
2,475	Series J3, Rev., VAR, FSA, 5.000%, 09/01/14	2,723
5,095	Series L, Rev., FSA, 5.250%, 03/01/15	5,820
775	New Jersey State Educational Facilities Authority, Stevens Institute of Technology, Series A, Rev., 5.000%, 07/01/13	766
10,015	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., MBIA, 5.250%, 12/15/13	11,342
2,600	State of New Jersey, Equipment Lease Purchase, Series A, COP, 5.000%, 06/15/10	2,710

		33,055

	New York — 6.3%
2,000	Metropolitan Transportation Authority, Series A, Rev., FGIC, 5.250%, 11/15/11	2,172
2,000	Nassau Health Care Corp., Series B, Rev., FSA CNTY GTD, 5.000%, 08/01/10	2,104
4,000	New York City, Series F, GO, 5.500%, 12/15/12	4,438
2,425	New York State Dormitory Authority, Albany Hospital Mortgage, Series A-1, Rev., FSA/FHA, 5.000%, 02/15/09	2,428
845	New York State Dormitory Authority, Montefiore Hospital Mortgage, Rev., FGIC, FHA, 5.000%, 02/01/10	874
2,025	Tobacco Settlement Financing Authority, Asset Backed, Series A, Rev., 5.000%, 06/01/10	2,107

		14,123

	North Carolina — 4.7%
5,000	Mecklenburg County, Series C, GO, 5.000%, 02/01/13	5,664
2,460	North Carolina Eastern Municipal Power Agency, Series A, Rev., Assured Guaranty Ltd., 5.000%, 01/01/13	2,640
2,080	North Carolina Municipal Power Agency, No. 1 - Catawba, Series A, Rev., 5.250%, 01/01/13	2,266

		10,570

	Ohio — 1.5%
1,000	American Municipal Power-Ohio, Inc., Series A, Rev., 5.000%, 02/01/11	951
3,360	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, Rev., 5.125%, 06/01/17	2,453

		3,404

	Pennsylvania — 12.6%
	Commonwealth of Pennsylvania, First Series,
3,500	GO, MBIA, 5.000%, 01/01/13 (p)	3,973
5,000	GO, MBIA, 5.250%, 02/01/12	5,542
10,000	Harrisburg Authority Resource Recovery Improvements, Series D-2, Rev., VAR, FSA, GTD, 5.000%, 12/01/13	10,695
2,775	Lancaster County Solid Waste Management Authority, Rev., MBIA, 5.000%, 12/15/14	3,122
3,000	Luzerne County IDA, Pennsylvania-American Water Co., Series A, Rev., VAR, AMBAC, 3.600%, 12/01/09	3,011
1,875	Pennsylvania Higher Educational Facilities Authority, Lasalle University, Series A, Rev., 5.000%, 05/01/11	1,889

		28,232

	Puerto Rico — 1.5%
3,000	Puerto Rico Public Finance Corp., Commonwealth Appropriations, Series A, Rev., MBIA, 5.375%, 08/01/11 (p)	3,279

	South Carolina — 2.0%
4,700	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 03/06/09	4,464

	Texas — 5.0%
1,110	Austin Community College District, Round Rock Campus, Educational Facilities Project, Rev., 5.250%, 08/01/13	1,255
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., XLCA, 5.000%, 11/01/09	5,069
2,975	Harris County Hospital District, Series B, Rev., VAR, MBIA, 4.799%, 08/16/10	2,900
485	San Leanna Educational Facilities Corp., Higher Education, Saint Edwards University Project, Rev., 4.500%, 06/01/12	468
1,500	Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien, Series D, Rev., 5.000%, 12/15/09	1,479

		11,171

	Washington — 0.5%
1,000	Energy Northwest, Columbia Generator Project, Series E, Rev., 4.150%, 07/01/09	1,000

	Total Municipal Bonds (Cost $216,903)	217,775

	Total Long-Term Investments (Cost $219,068)	219,714

SHARES

	Short-Term Investment — 1.0%
	Investment Company — 1.0%
2,380	JPMorgan Tax Free Money Market Fund, Institutional Class Shares (b) (Cost $2,380)	2,380

	Total Investments — 99.3% (Cost $221,448)	222,094

	Other Assets in Excess of Liabilities — 0.7%	1,494

	NET ASSETS — 100.0%	$223,588

Percentages indicated are based on net assets.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,304
Aggregate gross unrealized depreciation	(5,658)

Net unrealized appreciation/depreciation	$646

Federal income tax cost of investments	$221,448

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMBAC	—	American Municipal Bond Assurance Corp.
CMO	—	Collateralized Mortgage Obligation
CNTY	—	County
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Insurance Association Corp.
Rev.	—	Revenue Bond
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2009.
XLCA	—	XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”)

defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted prices	$ 2,380	$ —
Level 2 – Other significant observable inputs	219,714	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 222,094	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Tax Aware U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 92.7%

	Common Stocks — 91.5%
	Aerospace & Defense — 2.7%
51	Boeing Co.	2,151
98	United Technologies Corp.	4,697

		6,848

	Auto Components — 0.7%
149	Johnson Controls, Inc.	1,868

	Beverages — 1.8%
92	PepsiCo, Inc.	4,625

	Biotechnology — 2.8%
54	Celgene Corp. (a)	2,883
82	Gilead Sciences, Inc. (a)	4,184

		7,067

	Capital Markets — 5.1%
63	Ameriprise Financial, Inc.	1,265
128	Bank of New York Mellon Corp. (The)	3,285
53	Goldman Sachs Group, Inc. (The)	4,288
114	Morgan Stanley	2,297
29	State Street Corp.	670
96	TD AMERITRADE Holding Corp. (a)	1,082

		12,887

	Chemicals — 2.9%
54	Ecolab, Inc.	1,835
20	Monsanto Co.	1,529
64	Praxair, Inc.	3,958

		7,322

	Commercial Banks — 2.2%
128	U.S. Bancorp	1,906
191	Wells Fargo & Co.	3,605

		5,511

	Communications Equipment — 5.0%
408	Cisco Systems, Inc. (a)	6,107
161	Corning, Inc.	1,632
142	QUALCOMM, Inc.	4,893

		12,632

	Computers & Peripherals — 5.0%
27	Apple, Inc. (a)	2,458
145	Hewlett-Packard Co.	5,054
56	International Business Machines Corp.	5,166

		12,678

	Diversified Financial Services — 0.9%
367	Bank of America Corp.	2,413

	Diversified Telecommunication Services — 3.6%
139	AT&T, Inc.	3,411
190	Verizon Communications, Inc.	5,664

		9,075

	Electric Utilities — 2.8%
63	Edison International	2,045
51	Exelon Corp.	2,776
46	FirstEnergy Corp.	2,304

		7,125

	Energy Equipment & Services — 1.6%
102	Schlumberger Ltd.	4,145

	Food & Staples Retailing — 4.6%
143	CVS/Caremark Corp.	3,852
126	Safeway, Inc.	2,694
80	SYSCO Corp.	1,790
71	Wal-Mart Stores, Inc.	3,365

		11,701

	Food Products — 0.2%
10	General Mills, Inc.	574

	Health Care Equipment & Supplies — 1.8%
25	C.R. Bard, Inc.	2,158
60	Covidien Ltd., (Bermuda)	2,301

		4,459

	Health Care Providers & Services — 1.1%
91	Aetna, Inc.	2,816

	Hotels, Restaurants & Leisure — 0.7%
64	Yum! Brands, Inc.	1,820

	Household Durables — 0.2%
91	D.R. Horton, Inc.	541

	Household Products — 2.8%
128	Procter & Gamble Co.	6,990

	Industrial Conglomerates — 1.5%
305	General Electric Co.	3,696

	Insurance — 1.9%
22	ACE Ltd., (Switzerland)	958
19	Aflac, Inc.	436
28	Axis Capital Holdings Ltd., (Bermuda)	672
53	MetLife, Inc.	1,518
34	Travelers Cos., Inc. (The)	1,310

		4,894

	Internet & Catalog Retail — 0.5%
20	Amazon.com, Inc. (a)	1,183

	Internet Software & Services — 2.3%
14	Google, Inc., Class A (a)	4,865
82	Yahoo!, Inc. (a)	966

		5,831

	Machinery — 2.0%
62	Danaher Corp.	3,463
63	PACCAR, Inc.	1,657

		5,120

	Media — 3.3%
183	News Corp., Class A	1,170
439	Time Warner, Inc.	4,094
149	Walt Disney Co. (The)	3,084

		8,348

	Metals & Mining — 0.3%
27	Freeport-McMoRan Copper & Gold, Inc.	680

	Multiline Retail — 0.3%
22	Kohl’s Corp. (a)	802

	Oil, Gas & Consumable Fuels — 11.0%
44	Apache Corp.	3,314
34	ConocoPhillips	1,595
32	Devon Energy Corp.	1,957
186	Exxon Mobil Corp.	14,202
28	Hess Corp.	1,549
50	Marathon Oil Corp.	1,367
52	Occidental Petroleum Corp.	2,850
27	XTO Energy, Inc.	985

		27,819

	Personal Products — 0.2%
20	Estee Lauder Cos., Inc. (The), Class A	528

	Pharmaceuticals — 8.5%
132	Abbott Laboratories	7,304
100	Bristol-Myers Squibb Co.	2,143
228	Merck & Co., Inc.	6,521
207	Schering-Plough Corp.	3,636
46	Wyeth	1,969

		21,573

	Road & Rail — 2.4%
161	Norfolk Southern Corp.	6,175

	Semiconductors & Semiconductor Equipment — 1.1%
51	Lam Research Corp. (a)	1,037
107	Xilinx, Inc.	1,803

		2,840

	Software — 2.9%
432	Microsoft Corp.	7,389

	Specialty Retail — 2.0%
75	Advance Auto Parts, Inc.	2,442
114	Staples, Inc.	1,814
50	Urban Outfitters, Inc. (a)	781

		5,037

	Textiles, Apparel & Luxury Goods — 1.1%
62	Nike, Inc., Class B	2,794

	Tobacco — 1.7%
144	Altria Group, Inc.	2,376
50	Philip Morris International, Inc.	1,866

		4,242

	Total Common Stocks (Cost $263,324)	232,048

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation — 1.2%
3,080	U.S. Treasury Notes, 4.875%, 06/30/09 (k) (Cost $3,138)	3,137

	Total Long-Term Investments (Cost $266,462)	235,185

SHARES

	Short-Term Investment — 6.9%
	Investment Company — 6.9%
17,388	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (m) (Cost $17,388)	17,388

	Total Investments — 99.6% (Cost $283,850)	252,573

	Other Assets in Excess of Liabilities — 0.4%	913

	NET ASSETS — 100.0%	$253,486

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding

89	S&P 500 Index	03/19/09	$18,301	($703)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,589
Aggregate gross unrealized depreciation	(38,866)

Net unrealized appreciation/depreciation	($31,277)

Federal income tax cost of investments	$283,850

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1 – Quoted prices	$ 249,436	$ —	$ (703)
Level 2 – Other significant observable inputs	3,137	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 252,573	$ —	$ (703)

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

March 27, 2009

By:

/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

March 27, 2009